Shareholder Report	6 Months Ended	16 Months Ended	18 Months Ended	23 Months Ended	32 Months Ended	48 Months Ended	54 Months Ended	66 Months Ended	75 Months Ended	81 Months Ended	90 Months Ended		92 Months Ended		109 Months Ended	111 Months Ended	113 Months Ended	114 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000150427
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	LEOIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses Paid, Amount	$ 201
Expense Ratio, Percent	3.93%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible ex Mandatory Index (USD Hedged) as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Performance Inception Date																		Dec. 31, 2014
AssetsNet	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092
Holdings Count | Holding	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164
Advisory Fees Paid, Amount	$ 100,291
InvestmentCompanyPortfolioTurnover	192.00%
C000150428
Shareholder Report [Line Items]
Fund Name	Lazard Enhanced Opportunities Portfolio
Class Name	Open Shares
Trading Symbol	LEOOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses Paid, Amount	$ 214
Expense Ratio, Percent	4.19%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible ex Mandatory Index (USD Hedged) as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Performance Inception Date																		Dec. 31, 2014
AssetsNet	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092	$ 39,477,092
Holdings Count | Holding	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164	164
Advisory Fees Paid, Amount	$ 100,291
InvestmentCompanyPortfolioTurnover	192.00%
C000082231
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Institutional Shares
Trading Symbol	GLIFX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
AssetsNet	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563
Holdings Count | Holding	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27
Advisory Fees Paid, Amount	$ 39,107,640
InvestmentCompanyPortfolioTurnover	21.00%
C000082232
Shareholder Report [Line Items]
Fund Name	Lazard Global Listed Infrastructure Portfolio
Class Name	Open Shares
Trading Symbol	GLFOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
AssetsNet	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563	$ 8,375,700,563
Holdings Count | Holding	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27	27
Advisory Fees Paid, Amount	$ 39,107,640
InvestmentCompanyPortfolioTurnover	21.00%
C000058929
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Institutional Shares
Trading Symbol	LCAIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
2014	$10,000	$10,000	$10,000
2014	$9,934	$9,840	$9,894
2014	$10,114	$10,056	$10,068
2014	$9,962	$9,784	$9,877
2014	$10,085	$9,848	$9,954
2014	$10,247	$10,044	$10,102
2014	$10,152	$9,883	$10,008
2015	$9,960	$9,704	$9,983
2015	$10,355	$10,273	$10,291
2015	$10,243	$10,111	$10,211
2015	$10,294	$10,349	$10,340
2015	$10,284	$10,384	$10,352
2015	$10,091	$10,142	$10,161
2015	$10,142	$10,324	$10,298
2015	$9,752	$9,640	$9,882
2015	$9,517	$9,285	$9,696
2015	$10,008	$10,020	$10,158
2015	$9,988	$9,970	$10,116
2015	$9,766	$9,794	$9,994
2016	$9,359	$9,209	$9,690
2016	$9,244	$9,140	$9,676
2016	$9,641	$9,761	$10,094
2016	$9,808	$9,915	$10,205
2016	$9,787	$9,971	$10,240
2016	$9,839	$9,859	$10,243
2016	$10,194	$10,275	$10,529
2016	$10,277	$10,283	$10,530
2016	$10,319	$10,338	$10,561
2016	$10,152	$10,137	$10,406
2016	$10,194	$10,283	$10,396
2016	$10,289	$10,529	$10,553
2017	$10,544	$10,783	$10,714
2017	$10,734	$11,082	$10,922
2017	$10,756	$11,200	$10,991
2017	$10,872	$11,366	$11,123
2017	$10,978	$11,607	$11,299
2017	$11,169	$11,651	$11,320
2017	$11,403	$11,929	$11,503
2017	$11,360	$11,946	$11,553
2017	$11,710	$12,214	$11,687
2017	$11,880	$12,445	$11,822
2017	$11,954	$12,715	$11,971
2017	$12,114	$12,886	$12,091
2018	$12,628	$13,567	$12,419
2018	$12,103	$13,005	$12,057
2018	$11,840	$12,721	$11,928
2018	$11,920	$12,868	$11,974
2018	$11,908	$12,949	$12,054
2018	$11,806	$12,942	$12,044
2018	$12,068	$13,346	$12,271
2018	$12,191	$13,512	$12,393
2018	$12,121	$13,587	$12,405
2018	$11,249	$12,590	$11,819
2018	$11,365	$12,734	$11,927
2018	$10,573	$11,766	$11,488
2019	$11,226	$12,681	$12,073
2019	$11,468	$13,063	$12,294
2019	$11,541	$13,234	$12,483
2019	$11,783	$13,704	$12,750
2019	$11,432	$12,913	$12,391
2019	$11,747	$13,764	$12,937
2019	$11,867	$13,833	$12,987
2019	$11,722	$13,549	$12,962
2019	$11,783	$13,838	$13,097
2019	$11,880	$14,189	$13,313
2019	$12,025	$14,585	$13,536
2019	$12,175	$15,023	$13,781
2020	$12,188	$14,931	$13,836
2020	$11,707	$13,670	$13,243
2020	$10,720	$11,861	$12,214
2020	$11,546	$13,156	$13,101
2020	$12,003	$13,792	$13,516
2020	$12,175	$14,157	$13,773
2020	$12,496	$14,834	$14,251
2020	$12,755	$15,825	$14,784
2020	$12,582	$15,279	$14,462
2020	$12,323	$14,810	$14,170
2020	$13,089	$16,704	$15,302
2020	$13,329	$17,412	$15,713
2021	$13,241	$17,240	$15,574
2021	$13,467	$17,681	$15,723
2021	$13,833	$18,270	$15,965
2021	$14,198	$19,120	$16,461
2021	$14,374	$19,395	$16,626
2021	$14,400	$19,684	$16,823
2021	$14,526	$20,036	$17,079
2021	$14,853	$20,535	$17,321
2021	$14,274	$19,683	$16,826
2021	$14,878	$20,797	$17,396
2021	$14,513	$20,341	$17,182
2021	$15,056	$21,210	$17,610
2022	$14,306	$20,088	$16,899
2022	$14,069	$19,580	$16,569
2022	$14,201	$20,116	$16,647
2022	$13,504	$18,445	$15,565
2022	$13,425	$18,459	$15,613
2022	$12,728	$16,861	$14,718
2022	$13,228	$18,200	$15,563
2022	$12,957	$17,439	$14,995
2022	$12,270	$15,817	$13,892
2022	$12,768	$16,953	$14,419
2022	$13,145	$18,131	$15,242
2022	$12,807	$17,360	$14,811
2023	$13,202	$18,589	$15,622
2023	$12,835	$18,143	$15,236
2023	$13,107	$18,704	$15,674
2023	$13,243	$19,031	$15,876
2023	$12,916	$18,841	$15,712
2023	$13,338	$19,981	$16,262
2023	$13,733	$20,652	$16,585
2023	$13,352	$20,159	$16,303
2023	$12,848	$19,290	$15,715
2023	$12,535	$18,730	$15,342
2023	$13,434	$20,487	$16,481
2023	$14,125	$21,493	$17,219
2024	$14,195	$21,751	$17,324
2024	$14,658	$22,673	$17,671
2024	$15,023	$23,401	$18,083
2024	$14,307	$22,533	$17,498
2024	$14,840	$23,540	$18,084
2024	$15,177	$24,021	$18,373

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	13.79%	5.26%	4.26%
MSCI World Index	20.19%	11.78%	9.16%
Global Asset Allocation Blended Index	12.98%	7.27%	6.27%

AssetsNet	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607
Holdings Count | Holding	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 70,298
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$35,316,607
# of Portfolio Holdings	15
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$70,298

Holdings [Text Block]

Top Sectors (% of Net Assets)

Equity Funds	70.1%
Fixed-Income Funds	22.5%
Cash, Cash Equivalents and Repurchase Agreements	5.4%
Commodity	1.9%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	12.5%
Vanguard S&P 500 Growth ETF	10.8%
iShares Currency Hedged MSCI Japan ETF	10.4%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	9.8%
SPDR EURO STOXX 50 ETF	9.1%
Invesco QQQ Trust	6.6%
Vanguard Mega Cap ETF	5.7%
iShares Expanded Tech-Software Sector ETF	5.5%
iShares Russell 2000 ETF	5.5%

C000058930
Shareholder Report [Line Items]
Fund Name	Lazard Opportunistic Strategies Portfolio
Class Name	Open Shares
Trading Symbol	LCAOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
2014	$10,000	$10,000	$10,000
2014	$9,933	$9,840	$9,894
2014	$10,105	$10,056	$10,068
2014	$9,952	$9,784	$9,877
2014	$10,076	$9,848	$9,954
2014	$10,238	$10,044	$10,102
2014	$10,142	$9,883	$10,008
2015	$9,950	$9,704	$9,983
2015	$10,335	$10,273	$10,291
2015	$10,223	$10,111	$10,211
2015	$10,264	$10,349	$10,340
2015	$10,254	$10,384	$10,352
2015	$10,062	$10,142	$10,161
2015	$10,112	$10,324	$10,298
2015	$9,723	$9,640	$9,882
2015	$9,487	$9,285	$9,696
2015	$9,979	$10,020	$10,158
2015	$9,907	$9,970	$10,116
2015	$9,675	$9,794	$9,994
2016	$9,280	$9,209	$9,690
2016	$9,155	$9,140	$9,676
2016	$9,550	$9,761	$10,094
2016	$9,716	$9,915	$10,205
2016	$9,696	$9,971	$10,240
2016	$9,748	$9,859	$10,243
2016	$10,091	$10,275	$10,529
2016	$10,163	$10,283	$10,530
2016	$10,215	$10,338	$10,561
2016	$10,039	$10,137	$10,406
2016	$10,080	$10,283	$10,396
2016	$10,166	$10,529	$10,553
2017	$10,419	$10,783	$10,714
2017	$10,609	$11,082	$10,922
2017	$10,620	$11,200	$10,991
2017	$10,735	$11,366	$11,123
2017	$10,841	$11,607	$11,299
2017	$11,020	$11,651	$11,320
2017	$11,252	$11,929	$11,503
2017	$11,209	$11,946	$11,553
2017	$11,547	$12,214	$11,687
2017	$11,715	$12,445	$11,822
2017	$11,789	$12,715	$11,971
2017	$11,943	$12,886	$12,091
2018	$12,441	$13,567	$12,419
2018	$11,921	$13,005	$12,057
2018	$11,660	$12,721	$11,928
2018	$11,739	$12,868	$11,974
2018	$11,717	$12,949	$12,054
2018	$11,615	$12,942	$12,044
2018	$11,875	$13,346	$12,271
2018	$11,985	$13,512	$12,393
2018	$11,928	$13,587	$12,405
2018	$11,052	$12,590	$11,819
2018	$11,167	$12,734	$11,927
2018	$10,385	$11,766	$11,488
2019	$11,030	$12,681	$12,073
2019	$11,270	$13,063	$12,294
2019	$11,329	$13,234	$12,483
2019	$11,568	$13,704	$12,750
2019	$11,210	$12,913	$12,391
2019	$11,532	$13,764	$12,937
2019	$11,640	$13,833	$12,987
2019	$11,485	$13,549	$12,962
2019	$11,556	$13,838	$13,097
2019	$11,640	$14,189	$13,313
2019	$11,783	$14,585	$13,536
2019	$11,933	$15,023	$13,781
2020	$11,946	$14,931	$13,836
2020	$11,459	$13,670	$13,243
2020	$10,487	$11,861	$12,214
2020	$11,301	$13,156	$13,101
2020	$11,739	$13,792	$13,516
2020	$11,909	$14,157	$13,773
2020	$12,225	$14,834	$14,251
2020	$12,468	$15,825	$14,784
2020	$12,298	$15,279	$14,462
2020	$12,042	$14,810	$14,170
2020	$12,796	$16,704	$15,302
2020	$13,037	$17,412	$15,713
2021	$12,938	$17,240	$15,574
2021	$13,148	$17,681	$15,723
2021	$13,507	$18,270	$15,965
2021	$13,866	$19,120	$16,461
2021	$14,040	$19,395	$16,626
2021	$14,065	$19,684	$16,823
2021	$14,176	$20,036	$17,079
2021	$14,486	$20,535	$17,321
2021	$13,928	$19,683	$16,826
2021	$14,510	$20,797	$17,396
2021	$14,151	$20,341	$17,182
2021	$14,673	$21,210	$17,610
2022	$13,951	$20,088	$16,899
2022	$13,718	$19,580	$16,569
2022	$13,834	$20,116	$16,647
2022	$13,151	$18,445	$15,565
2022	$13,074	$18,459	$15,613
2022	$12,390	$16,861	$14,718
2022	$12,880	$18,200	$15,563
2022	$12,615	$17,439	$14,995
2022	$11,941	$15,817	$13,892
2022	$12,416	$16,953	$14,419
2022	$12,786	$18,131	$15,242
2022	$12,463	$17,360	$14,811
2023	$12,836	$18,589	$15,622
2023	$12,477	$18,143	$15,236
2023	$12,730	$18,704	$15,674
2023	$12,863	$19,031	$15,876
2023	$12,543	$18,841	$15,712
2023	$12,956	$19,981	$16,262
2023	$13,342	$20,652	$16,585
2023	$12,956	$20,159	$16,303
2023	$12,463	$19,290	$15,715
2023	$12,157	$18,730	$15,342
2023	$13,036	$20,487	$16,481
2023	$13,691	$21,493	$17,219
2024	$13,760	$21,751	$17,324
2024	$14,225	$22,673	$17,671
2024	$14,567	$23,401	$18,083
2024	$13,855	$22,533	$17,498
2024	$14,376	$23,540	$18,084
2024	$14,704	$24,021	$18,373

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	13.49%	4.98%	3.93%
MSCI World Index	20.19%	11.78%	9.16%
Global Asset Allocation Blended Index	12.98%	7.27%	6.27%

AssetsNet	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607	$ 35,316,607
Holdings Count | Holding	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15	15
Advisory Fees Paid, Amount	$ 70,298
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$35,316,607
# of Portfolio Holdings	15
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$70,298

Holdings [Text Block]

Top Sectors (% of Net Assets)

Equity Funds	70.1%
Fixed-Income Funds	22.5%
Cash, Cash Equivalents and Repurchase Agreements	5.4%
Commodity	1.9%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Vanguard S&P 500 ETF	12.5%
Vanguard S&P 500 Growth ETF	10.8%
iShares Currency Hedged MSCI Japan ETF	10.4%
Vanguard Long-Term Treasury ETF	10.2%
Vanguard S&P 500 Value ETF	9.8%
SPDR EURO STOXX 50 ETF	9.1%
Invesco QQQ Trust	6.6%
Vanguard Mega Cap ETF	5.7%
iShares Expanded Tech-Software Sector ETF	5.5%
iShares Russell 2000 ETF	5.5%

C000240316
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Institutional Shares
Trading Symbol	CONIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US Convertible Index
2022	$10,000	$10,000	$10,000
2022	$10,000	$10,000	$10,000
2023	$10,630	$10,310	$10,580
2023	$10,370	$10,057	$10,444
2023	$10,433	$10,293	$10,375
2023	$10,282	$10,356	$10,230
2023	$10,373	$10,248	$10,320
2023	$10,909	$10,232	$10,855
2023	$11,151	$10,243	$11,151
2023	$10,778	$10,181	$10,863
2023	$10,466	$9,938	$10,580
2023	$9,970	$9,789	$10,115
2023	$10,516	$10,229	$10,642
2023	$11,062	$10,617	$11,298
2024	$10,927	$10,592	$11,167
2024	$10,938	$10,465	$11,301
2024	$11,116	$10,568	$11,563
2024	$10,740	$10,321	$11,161
2024	$10,886	$10,492	$11,433
2024	$11,077	$10,588	$11,527

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/30/22
Institutional Shares	1.54%	7.05%
US Universal Index	3.47%	3.88%
ICE BofA US Convertible Index	6.19%	9.94%

Performance Inception Date			Dec. 30, 2022
AssetsNet	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110
Holdings Count | Holding	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,372,110
# of Portfolio Holdings	81
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	28.7%
Health Care	14.8%
Consumer Discretionary	13.2%
Communication Services	12.0%
Financials	9.0%
Industrials	7.9%
Utilities	6.9%
Cash, Cash Equivalents and Repurchase Agreements	3.5%
Real Estate	2.1%
Materials	1.0%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Palo Alto Networks, Inc. 0.375% due 06/01/25	3.1%
Bank of America Corp., Series L	2.8%
Uber Technologies, Inc. 0.000% due 12/15/25	2.6%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.4%
Live Nation Entertainment, Inc. 2.000% due 02/15/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.2%
Dexcom, Inc. 0.250% due 11/15/25	2.1%
ON Semiconductor Corp. 0.500% due 03/01/29	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Ford Motor Co. 0.000% due 03/15/26	1.9%

C000240317
Shareholder Report [Line Items]
Fund Name	Lazard US Convertibles Portfolio
Class Name	Open Shares
Trading Symbol	CONOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US Convertible Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US Convertible Index
2022	$10,000	$10,000	$10,000
2022	$10,000	$10,000	$10,000
2023	$10,630	$10,310	$10,580
2023	$10,360	$10,057	$10,444
2023	$10,427	$10,293	$10,375
2023	$10,276	$10,356	$10,230
2023	$10,367	$10,248	$10,320
2023	$10,906	$10,232	$10,855
2023	$11,138	$10,243	$11,151
2023	$10,765	$10,181	$10,863
2023	$10,447	$9,938	$10,580
2023	$9,952	$9,789	$10,115
2023	$10,487	$10,229	$10,642
2023	$11,035	$10,617	$11,298
2024	$10,900	$10,592	$11,167
2024	$10,910	$10,465	$11,301
2024	$11,081	$10,568	$11,563
2024	$10,706	$10,321	$11,161
2024	$10,852	$10,492	$11,433
2024	$11,035	$10,588	$11,527

Average Annual Return [Table Text Block]
	1 Year	Since Inception 12/30/22
Open Shares	1.18%	6.78%
US Universal Index	3.47%	3.88%
ICE BofA US Convertible Index	6.19%	9.94%

Performance Inception Date			Dec. 30, 2022
AssetsNet	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110	$ 12,372,110
Holdings Count | Holding	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,372,110
# of Portfolio Holdings	81
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	28.7%
Health Care	14.8%
Consumer Discretionary	13.2%
Communication Services	12.0%
Financials	9.0%
Industrials	7.9%
Utilities	6.9%
Cash, Cash Equivalents and Repurchase Agreements	3.5%
Real Estate	2.1%
Materials	1.0%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Palo Alto Networks, Inc. 0.375% due 06/01/25	3.1%
Bank of America Corp., Series L	2.8%
Uber Technologies, Inc. 0.000% due 12/15/25	2.6%
Royal Caribbean Cruises Ltd. 6.000% due 08/15/25	2.4%
Live Nation Entertainment, Inc. 2.000% due 02/15/25	2.2%
Halozyme Therapeutics, Inc. 0.250% due 03/01/27	2.2%
Dexcom, Inc. 0.250% due 11/15/25	2.1%
ON Semiconductor Corp. 0.500% due 03/01/29	2.1%
Cloudflare, Inc. 0.000% due 08/15/26	2.0%
Ford Motor Co. 0.000% due 03/15/26	1.9%

C000028367
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Institutional Shares
Trading Symbol	LEVIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,745	$9,862
2014	$10,146	$10,256
2014	$10,033	$10,113
2014	$10,379	$10,360
2014	$10,778	$10,638
2014	$10,901	$10,611
2015	$10,682	$10,292
2015	$11,275	$10,884
2015	$11,251	$10,712
2015	$11,153	$10,815
2015	$11,478	$10,955
2015	$11,316	$10,742
2015	$11,633	$10,968
2015	$10,942	$10,306
2015	$10,909	$10,052
2015	$11,690	$10,900
2015	$11,543	$10,933
2015	$11,665	$10,760
2016	$11,024	$10,226
2016	$11,158	$10,213
2016	$11,808	$10,905
2016	$11,715	$10,948
2016	$11,968	$11,145
2016	$11,943	$11,174
2016	$12,753	$11,586
2016	$12,775	$11,603
2016	$12,843	$11,605
2016	$12,284	$11,394
2016	$12,403	$11,815
2016	$12,525	$12,049
2017	$12,816	$12,278
2017	$13,179	$12,766
2017	$13,285	$12,781
2017	$13,524	$12,913
2017	$13,621	$13,095
2017	$13,489	$13,176
2017	$13,577	$13,447
2017	$13,639	$13,488
2017	$13,701	$13,766
2017	$14,055	$14,087
2017	$14,311	$14,520
2017	$14,465	$14,681
2018	$15,212	$15,522
2018	$14,824	$14,949
2018	$14,522	$14,570
2018	$14,305	$14,625
2018	$14,720	$14,978
2018	$14,843	$15,070
2018	$15,155	$15,630
2018	$15,562	$16,140
2018	$15,572	$16,232
2018	$14,366	$15,122
2018	$14,868	$15,430
2018	$13,587	$14,037
2019	$14,652	$15,162
2019	$15,316	$15,649
2019	$15,717	$15,953
2019	$16,191	$16,599
2019	$15,327	$15,544
2019	$16,528	$16,639
2019	$17,098	$16,879
2019	$16,929	$16,612
2019	$17,087	$16,923
2019	$17,024	$17,290
2019	$17,340	$17,918
2019	$17,897	$18,459
2020	$18,227	$18,452
2020	$16,611	$16,933
2020	$14,252	$14,841
2020	$15,814	$16,744
2020	$16,654	$17,541
2020	$16,580	$17,890
2020	$17,090	$18,899
2020	$17,951	$20,258
2020	$17,706	$19,488
2020	$17,387	$18,970
2020	$19,109	$21,047
2020	$19,505	$21,855
2021	$19,191	$21,635
2021	$20,272	$22,231
2021	$21,245	$23,205
2021	$22,606	$24,443
2021	$22,325	$24,614
2021	$22,595	$25,188
2021	$23,179	$25,787
2021	$23,615	$26,571
2021	$22,643	$25,335
2021	$23,747	$27,111
2021	$23,255	$26,924
2021	$24,581	$28,130
2022	$23,146	$26,676
2022	$22,459	$25,877
2022	$23,146	$26,838
2022	$21,898	$24,498
2022	$21,561	$24,543
2022	$19,902	$22,518
2022	$21,773	$24,594
2022	$20,467	$23,591
2022	$18,534	$21,419
2022	$19,602	$23,153
2022	$20,671	$24,447
2022	$19,692	$23,039
2023	$21,372	$24,485
2023	$20,658	$23,888
2023	$21,425	$24,765
2023	$21,465	$25,151
2023	$21,147	$25,259
2023	$22,484	$26,929
2023	$22,550	$27,794
2023	$21,718	$27,351
2023	$20,619	$26,047
2023	$19,757	$25,500
2023	$21,718	$27,828
2023	$22,902	$29,091
2024	$22,527	$29,580
2024	$23,036	$31,159
2024	$23,707	$32,163
2024	$22,285	$30,851
2024	$22,688	$32,381
2024	$23,599	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	4.96%	7.38%	8.97%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316
Holdings Count | Holding	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 434,879
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$94,783,316
# of Portfolio Holdings	21
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$434,879

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.3%
Industrials	11.5%
Real Estate	10.3%
Health Care	9.5%
Communication Services	4.2%
Cash, Cash Equivalents and Repurchase Agreements	0.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.8%
Amazon.com, Inc.	8.6%
Broadcom, Inc.	6.2%
Crown Castle, Inc.	6.2%
Oracle Corp.	5.6%
UnitedHealth Group, Inc.	5.0%
Intercontinental Exchange, Inc.	4.7%
S&P Global, Inc.	4.7%
Lululemon Athletica, Inc.	4.7%
Waste Management, Inc.	4.6%

C000028366
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	Open Shares
Trading Symbol	LEVOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,739	$9,862
2014	$10,137	$10,256
2014	$10,025	$10,113
2014	$10,362	$10,360
2014	$10,752	$10,638
2014	$10,876	$10,611
2015	$10,651	$10,292
2015	$11,239	$10,884
2015	$11,207	$10,712
2015	$11,118	$10,815
2015	$11,432	$10,955
2015	$11,263	$10,742
2015	$11,585	$10,968
2015	$10,892	$10,306
2015	$10,860	$10,052
2015	$11,634	$10,900
2015	$11,481	$10,933
2015	$11,602	$10,760
2016	$10,961	$10,226
2016	$11,094	$10,213
2016	$11,736	$10,905
2016	$11,644	$10,948
2016	$11,894	$11,145
2016	$11,861	$11,174
2016	$12,661	$11,586
2016	$12,683	$11,603
2016	$12,742	$11,605
2016	$12,198	$11,394
2016	$12,307	$11,815
2016	$12,421	$12,049
2017	$12,709	$12,278
2017	$13,066	$12,766
2017	$13,162	$12,781
2017	$13,406	$12,913
2017	$13,494	$13,095
2017	$13,363	$13,176
2017	$13,450	$13,447
2017	$13,511	$13,488
2017	$13,563	$13,766
2017	$13,903	$14,087
2017	$14,156	$14,520
2017	$14,311	$14,681
2018	$15,035	$15,522
2018	$14,664	$14,949
2018	$14,349	$14,570
2018	$14,135	$14,625
2018	$14,543	$14,978
2018	$14,664	$15,070
2018	$14,970	$15,630
2018	$15,361	$16,140
2018	$15,380	$16,232
2018	$14,177	$15,122
2018	$14,669	$15,430
2018	$13,402	$14,037
2019	$14,454	$15,162
2019	$15,094	$15,649
2019	$15,496	$15,953
2019	$15,961	$16,599
2019	$15,094	$15,544
2019	$16,280	$16,639
2019	$16,838	$16,879
2019	$16,672	$16,612
2019	$16,827	$16,923
2019	$16,745	$17,290
2019	$17,065	$17,918
2019	$17,613	$18,459
2020	$17,924	$18,452
2020	$16,337	$16,933
2020	$14,014	$14,841
2020	$15,538	$16,744
2020	$16,358	$17,541
2020	$16,285	$17,890
2020	$16,783	$18,899
2020	$17,623	$20,258
2020	$17,385	$19,488
2020	$17,063	$18,970
2020	$18,754	$21,047
2020	$19,132	$21,855
2021	$18,827	$21,635
2021	$19,879	$22,231
2021	$20,836	$23,205
2021	$22,161	$24,443
2021	$21,877	$24,614
2021	$22,130	$25,188
2021	$22,708	$25,787
2021	$23,123	$26,571
2021	$22,176	$25,335
2021	$23,250	$27,111
2021	$22,761	$26,924
2021	$24,053	$28,130
2022	$22,637	$26,676
2022	$21,972	$25,877
2022	$22,625	$26,838
2022	$21,415	$24,498
2022	$21,077	$24,543
2022	$19,443	$22,518
2022	$21,270	$24,594
2022	$19,992	$23,591
2022	$18,093	$21,419
2022	$19,141	$23,153
2022	$20,177	$24,447
2022	$19,224	$23,039
2023	$20,849	$24,485
2023	$20,158	$23,888
2023	$20,900	$24,765
2023	$20,926	$25,151
2023	$20,606	$25,259
2023	$21,911	$26,929
2023	$21,974	$27,794
2023	$21,158	$27,351
2023	$20,082	$26,047
2023	$19,250	$25,500
2023	$21,143	$27,828
2023	$22,304	$29,091
2024	$21,920	$29,580
2024	$22,432	$31,159
2024	$23,072	$32,163
2024	$21,689	$30,851
2024	$22,073	$32,381
2024	$22,944	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	4.72%	7.10%	8.66%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316
Holdings Count | Holding	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 434,879
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$94,783,316
# of Portfolio Holdings	21
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$434,879

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.3%
Industrials	11.5%
Real Estate	10.3%
Health Care	9.5%
Communication Services	4.2%
Cash, Cash Equivalents and Repurchase Agreements	0.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.8%
Amazon.com, Inc.	8.6%
Broadcom, Inc.	6.2%
Crown Castle, Inc.	6.2%
Oracle Corp.	5.6%
UnitedHealth Group, Inc.	5.0%
Intercontinental Exchange, Inc.	4.7%
S&P Global, Inc.	4.7%
Lululemon Athletica, Inc.	4.7%
Waste Management, Inc.	4.6%

C000134188
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Concentrated Portfolio
Class Name	R6 Shares
Trading Symbol	RLUEX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/15/16
R6 Shares	6.63%	7.79%	8.96%
S&P 500 Index	24.56%	15.05%	14.81%

Performance Inception Date													Nov. 15, 2016
AssetsNet	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316	$ 94,783,316
Holdings Count | Holding	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21	21
Advisory Fees Paid, Amount	$ 434,879
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$94,783,316
# of Portfolio Holdings	21
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$434,879

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	26.5%
Financials	18.2%
Consumer Discretionary	17.3%
Industrials	11.5%
Real Estate	10.3%
Health Care	9.5%
Communication Services	4.2%
Cash, Cash Equivalents and Repurchase Agreements	0.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Marvell Technology, Inc.	11.8%
Amazon.com, Inc.	8.6%
Broadcom, Inc.	6.2%
Crown Castle, Inc.	6.2%
Oracle Corp.	5.6%
UnitedHealth Group, Inc.	5.0%
Intercontinental Exchange, Inc.	4.7%
S&P Global, Inc.	4.7%
Lululemon Athletica, Inc.	4.7%
Waste Management, Inc.	4.6%

C000028365
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Institutional Shares
Trading Symbol	LZUSX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,784	$9,862
2014	$10,215	$10,256
2014	$9,996	$10,113
2014	$10,238	$10,360
2014	$10,669	$10,638
2014	$10,691	$10,611
2015	$10,209	$10,292
2015	$10,794	$10,884
2015	$10,665	$10,712
2015	$10,699	$10,815
2015	$10,854	$10,955
2015	$10,673	$10,742
2015	$10,785	$10,968
2015	$10,111	$10,306
2015	$9,844	$10,052
2015	$10,524	$10,900
2015	$10,395	$10,933
2015	$10,183	$10,760
2016	$9,589	$10,226
2016	$9,543	$10,213
2016	$10,220	$10,905
2016	$10,155	$10,948
2016	$10,387	$11,145
2016	$10,239	$11,174
2016	$10,740	$11,586
2016	$10,853	$11,603
2016	$10,910	$11,605
2016	$10,596	$11,394
2016	$10,968	$11,815
2016	$11,171	$12,049
2017	$11,401	$12,278
2017	$11,766	$12,766
2017	$11,824	$12,781
2017	$11,968	$12,913
2017	$12,035	$13,095
2017	$12,055	$13,176
2017	$12,256	$13,447
2017	$12,256	$13,488
2017	$12,552	$13,766
2017	$12,739	$14,087
2017	$13,045	$14,520
2017	$13,201	$14,681
2018	$13,965	$15,522
2018	$13,530	$14,949
2018	$13,243	$14,570
2018	$13,254	$14,625
2018	$13,562	$14,978
2018	$13,583	$15,070
2018	$14,146	$15,630
2018	$14,595	$16,140
2018	$14,704	$16,232
2018	$13,748	$15,122
2018	$14,030	$15,430
2018	$12,789	$14,037
2019	$13,676	$15,162
2019	$14,251	$15,649
2019	$14,477	$15,953
2019	$15,027	$16,599
2019	$14,214	$15,544
2019	$15,164	$16,639
2019	$15,477	$16,879
2019	$15,302	$16,612
2019	$15,552	$16,923
2019	$15,789	$17,290
2019	$16,327	$17,918
2019	$16,839	$18,459
2020	$17,105	$18,452
2020	$15,649	$16,933
2020	$13,466	$14,841
2020	$15,229	$16,744
2020	$15,971	$17,541
2020	$16,069	$17,890
2020	$16,853	$18,899
2020	$18,049	$20,258
2020	$17,538	$19,488
2020	$17,126	$18,970
2020	$18,972	$21,047
2020	$19,750	$21,855
2021	$19,381	$21,635
2021	$20,194	$22,231
2021	$21,242	$23,205
2021	$22,601	$24,443
2021	$22,749	$24,614
2021	$23,059	$25,188
2021	$23,783	$25,787
2021	$24,303	$26,571
2021	$23,382	$25,335
2021	$24,953	$27,111
2021	$24,137	$26,924
2021	$25,153	$28,130
2022	$23,745	$26,676
2022	$23,353	$25,877
2022	$24,011	$26,838
2022	$22,273	$24,498
2022	$21,976	$24,543
2022	$20,598	$22,518
2022	$22,383	$24,594
2022	$21,356	$23,591
2022	$19,440	$21,419
2022	$20,901	$23,153
2022	$22,125	$24,447
2022	$20,891	$23,039
2023	$22,049	$24,485
2023	$21,213	$23,888
2023	$21,856	$24,765
2023	$22,178	$25,151
2023	$22,162	$25,259
2023	$23,288	$26,929
2023	$23,883	$27,794
2023	$23,400	$27,351
2023	$22,387	$26,047
2023	$21,969	$25,500
2023	$23,963	$27,828
2023	$25,022	$29,091
2024	$25,266	$29,580
2024	$26,355	$31,159
2024	$26,875	$32,163
2024	$25,916	$30,851
2024	$26,697	$32,381
2024	$27,379	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	17.57%	12.54%	10.60%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990
Holdings Count | Holding	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31
Advisory Fees Paid, Amount	$ 215,143
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$91,408,990
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$215,143

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	27.1%
Financials	22.3%
Health Care	14.0%
Consumer Discretionary	10.0%
Industrials	9.0%
Communication Services	6.7%
Cash, Cash Equivalents and Repurchase Agreements	3.8%
Energy	3.0%
Consumer Staples	2.8%
Real Estate	2.1%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.9%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.7%
Apple, Inc.	4.9%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	4.0%
UnitedHealth Group, Inc.	3.9%
Visa, Inc., A Shares	3.9%
Goldman Sachs Group, Inc.	3.8%
Marsh & McLennan Cos., Inc.	3.6%

C000028364
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	Open Shares
Trading Symbol	LZUOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
2014	$10,000	$10,000
2014	$9,777	$9,862
2014	$10,207	$10,256
2014	$9,981	$10,113
2014	$10,222	$10,360
2014	$10,652	$10,638
2014	$10,676	$10,611
2015	$10,188	$10,292
2015	$10,770	$10,884
2015	$10,633	$10,712
2015	$10,667	$10,815
2015	$10,821	$10,955
2015	$10,642	$10,742
2015	$10,744	$10,968
2015	$10,065	$10,306
2015	$9,809	$10,052
2015	$10,476	$10,900
2015	$10,348	$10,933
2015	$10,131	$10,760
2016	$9,542	$10,226
2016	$9,496	$10,213
2016	$10,158	$10,905
2016	$10,094	$10,948
2016	$10,324	$11,145
2016	$10,177	$11,174
2016	$10,664	$11,586
2016	$10,777	$11,603
2016	$10,833	$11,605
2016	$10,512	$11,394
2016	$10,880	$11,815
2016	$11,089	$12,049
2017	$11,307	$12,278
2017	$11,668	$12,766
2017	$11,715	$12,781
2017	$11,858	$12,913
2017	$11,924	$13,095
2017	$11,943	$13,176
2017	$12,133	$13,447
2017	$12,133	$13,488
2017	$12,425	$13,766
2017	$12,610	$14,087
2017	$12,903	$14,520
2017	$13,057	$14,681
2018	$13,810	$15,522
2018	$13,371	$14,949
2018	$13,088	$14,570
2018	$13,099	$14,625
2018	$13,392	$14,978
2018	$13,423	$15,070
2018	$13,967	$15,630
2018	$14,399	$16,140
2018	$14,517	$16,232
2018	$13,564	$15,122
2018	$13,842	$15,430
2018	$12,613	$14,037
2019	$13,484	$15,162
2019	$14,048	$15,649
2019	$14,269	$15,953
2019	$14,797	$16,599
2019	$13,999	$15,544
2019	$14,932	$16,639
2019	$15,238	$16,879
2019	$15,054	$16,612
2019	$15,300	$16,923
2019	$15,521	$17,290
2019	$16,061	$17,918
2019	$16,554	$18,459
2020	$16,814	$18,452
2020	$15,377	$16,933
2020	$13,227	$14,841
2020	$14,952	$16,744
2020	$15,678	$17,541
2020	$15,787	$17,890
2020	$16,540	$18,899
2020	$17,710	$20,258
2020	$17,210	$19,488
2020	$16,808	$18,970
2020	$18,613	$21,047
2020	$19,382	$21,855
2021	$19,007	$21,635
2021	$19,800	$22,231
2021	$20,809	$23,205
2021	$22,149	$24,443
2021	$22,293	$24,614
2021	$22,596	$25,188
2021	$23,287	$25,787
2021	$23,794	$26,571
2021	$22,881	$25,335
2021	$24,428	$27,111
2021	$23,618	$26,924
2021	$24,607	$28,130
2022	$23,221	$26,676
2022	$22,826	$25,877
2022	$23,480	$26,838
2022	$21,775	$24,498
2022	$21,486	$24,543
2022	$20,115	$22,518
2022	$21,866	$24,594
2022	$20,852	$23,591
2022	$18,988	$21,419
2022	$20,394	$23,153
2022	$21,585	$24,447
2022	$20,379	$23,039
2023	$21,518	$24,485
2023	$20,691	$23,888
2023	$21,315	$24,765
2023	$21,627	$25,151
2023	$21,596	$25,259
2023	$22,688	$26,929
2023	$23,266	$27,794
2023	$22,798	$27,351
2023	$21,799	$26,047
2023	$21,393	$25,500
2023	$23,328	$27,828
2023	$24,358	$29,091
2024	$24,594	$29,580
2024	$25,633	$31,159
2024	$26,136	$32,163
2024	$25,192	$30,851
2024	$25,963	$32,381
2024	$26,624	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	17.35%	12.26%	10.29%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990
Holdings Count | Holding	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31
Advisory Fees Paid, Amount	$ 215,143
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$91,408,990
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$215,143

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	27.1%
Financials	22.3%
Health Care	14.0%
Consumer Discretionary	10.0%
Industrials	9.0%
Communication Services	6.7%
Cash, Cash Equivalents and Repurchase Agreements	3.8%
Energy	3.0%
Consumer Staples	2.8%
Real Estate	2.1%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.9%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.7%
Apple, Inc.	4.9%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	4.0%
UnitedHealth Group, Inc.	3.9%
Visa, Inc., A Shares	3.9%
Goldman Sachs Group, Inc.	3.8%
Marsh & McLennan Cos., Inc.	3.6%

C000134187
Shareholder Report [Line Items]
Fund Name	Lazard US Equity Focus Portfolio
Class Name	R6 Shares
Trading Symbol	RLUSX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
R6 Shares	17.64%	12.53%	10.61%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990	$ 91,408,990
Holdings Count | Holding	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31	31
Advisory Fees Paid, Amount	$ 215,143
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$91,408,990
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$215,143

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	27.1%
Financials	22.3%
Health Care	14.0%
Consumer Discretionary	10.0%
Industrials	9.0%
Communication Services	6.7%
Cash, Cash Equivalents and Repurchase Agreements	3.8%
Energy	3.0%
Consumer Staples	2.8%
Real Estate	2.1%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	10.9%
Amazon.com, Inc.	7.3%
Alphabet, Inc., Class A	6.7%
Apple, Inc.	4.9%
Intercontinental Exchange, Inc.	4.1%
Danaher Corp.	4.0%
UnitedHealth Group, Inc.	3.9%
Visa, Inc., A Shares	3.9%
Goldman Sachs Group, Inc.	3.8%
Marsh & McLennan Cos., Inc.	3.6%

C000028363
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	LZHYX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA US High Yield Index
2014	$10,000	$10,000	$10,000
2014	$9,865	$9,969	$9,868
2014	$10,026	$10,077	$10,018
2014	$9,831	$9,997	$9,808
2014	$10,014	$10,095	$9,919
2014	$9,997	$10,149	$9,848
2014	$9,938	$10,131	$9,703
2015	$10,021	$10,324	$9,770
2015	$10,226	$10,264	$10,003
2015	$10,186	$10,306	$9,950
2015	$10,268	$10,294	$10,069
2015	$10,310	$10,276	$10,099
2015	$10,186	$10,161	$9,945
2015	$10,206	$10,221	$9,884
2015	$10,081	$10,190	$9,710
2015	$9,872	$10,230	$9,458
2015	$10,186	$10,263	$9,716
2015	$10,038	$10,226	$9,498
2015	$9,868	$10,175	$9,253
2016	$9,845	$10,287	$9,106
2016	$9,929	$10,360	$9,149
2016	$10,163	$10,487	$9,553
2016	$10,355	$10,558	$9,935
2016	$10,353	$10,567	$10,006
2016	$10,438	$10,753	$10,115
2016	$10,611	$10,841	$10,370
2016	$10,761	$10,853	$10,601
2016	$10,781	$10,856	$10,670
2016	$10,779	$10,783	$10,703
2016	$10,732	$10,541	$10,661
2016	$10,864	$10,572	$10,871
2017	$10,928	$10,610	$11,017
2017	$11,039	$10,692	$11,189
2017	$11,014	$10,688	$11,165
2017	$11,147	$10,777	$11,292
2017	$11,213	$10,860	$11,393
2017	$11,209	$10,851	$11,405
2017	$11,297	$10,905	$11,536
2017	$11,316	$10,999	$11,533
2017	$11,382	$10,960	$11,637
2017	$11,401	$10,973	$11,682
2017	$11,397	$10,957	$11,650
2017	$11,416	$11,005	$11,684
2018	$11,412	$10,899	$11,759
2018	$11,292	$10,796	$11,650
2018	$11,240	$10,850	$11,578
2018	$11,260	$10,778	$11,655
2018	$11,232	$10,836	$11,653
2018	$11,252	$10,821	$11,693
2018	$11,344	$10,843	$11,824
2018	$11,436	$10,897	$11,909
2018	$11,480	$10,850	$11,979
2018	$11,307	$10,759	$11,782
2018	$11,278	$10,808	$11,676
2018	$11,104	$10,977	$11,420
2019	$11,590	$11,128	$11,944
2019	$11,759	$11,140	$12,146
2019	$11,879	$11,341	$12,265
2019	$11,999	$11,357	$12,436
2019	$11,870	$11,531	$12,278
2019	$12,165	$11,694	$12,579
2019	$12,211	$11,729	$12,644
2019	$12,306	$11,995	$12,693
2019	$12,351	$11,943	$12,733
2019	$12,396	$11,981	$12,763
2019	$12,465	$11,979	$12,798
2019	$12,586	$11,997	$13,065
2020	$12,604	$12,212	$13,066
2020	$12,417	$12,395	$12,863
2020	$11,353	$12,153	$11,351
2020	$11,786	$12,396	$11,782
2020	$12,246	$12,512	$12,321
2020	$12,238	$12,616	$12,441
2020	$12,726	$12,838	$13,035
2020	$12,823	$12,764	$13,164
2020	$12,682	$12,741	$13,026
2020	$12,726	$12,695	$13,087
2020	$13,081	$12,861	$13,611
2020	$13,210	$12,906	$13,871
2021	$13,212	$12,824	$13,924
2021	$13,201	$12,659	$13,972
2021	$13,217	$12,512	$13,996
2021	$13,306	$12,617	$14,150
2021	$13,334	$12,665	$14,191
2021	$13,456	$12,757	$14,385
2021	$13,516	$12,885	$14,436
2021	$13,577	$12,877	$14,514
2021	$13,548	$12,767	$14,519
2021	$13,477	$12,756	$14,493
2021	$13,353	$12,772	$14,345
2021	$13,587	$12,763	$14,615
2022	$13,192	$12,483	$14,213
2022	$13,101	$12,313	$14,085
2022	$12,947	$11,983	$13,955
2022	$12,485	$11,536	$13,448
2022	$12,660	$11,599	$13,481
2022	$11,915	$11,368	$12,564
2022	$12,647	$11,653	$13,320
2022	$12,211	$11,350	$13,001
2022	$11,738	$10,861	$12,478
2022	$12,075	$10,742	$12,834
2022	$12,291	$11,143	$13,074
2022	$12,213	$11,105	$12,975
2023	$12,575	$11,449	$13,483
2023	$12,353	$11,168	$13,308
2023	$12,623	$11,430	$13,458
2023	$12,698	$11,500	$13,588
2023	$12,560	$11,381	$13,459
2023	$12,665	$11,363	$13,678
2023	$12,786	$11,374	$13,873
2023	$12,759	$11,306	$13,912
2023	$12,555	$11,036	$13,750
2023	$12,507	$10,870	$13,580
2023	$13,088	$11,359	$14,198
2023	$13,514	$11,790	$14,722
2024	$13,504	$11,762	$14,724
2024	$13,443	$11,621	$14,768
2024	$13,598	$11,735	$14,944
2024	$13,454	$11,461	$14,794
2024	$13,577	$11,651	$14,962
2024	$13,743	$11,758	$15,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	8.51%	2.47%	3.23%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA US High Yield Index	10.45%	3.73%	4.21%

AssetsNet	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026
Holdings Count | Holding	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 308,393
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$168,123,026
# of Portfolio Holdings	116
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$308,393

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Communication Services	14.5%
Consumer Discretionary	14.3%
Energy	13.8%
Industrials	13.5%
Materials	7.7%
Consumer Staples	6.9%
Health Care	5.7%
Information Technology	4.9%
Exchange-Traded Funds	4.5%
Utilities	4.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	4.5%
Bombardier, Inc., 8.750% due 11/15/30	1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27	1.3%
Transocean, Inc. 8.750% due 02/15/30	1.3%
Civitas Resources, Inc. 8.750% due 07/01/31	1.3%
Herc Holdings, Inc. 5.500% due 07/15/27	1.2%
1011778 BC ULC/New Red Finance, Inc. 3.875% due 01/15/28	1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.2%
Seagate HDD Cayman 4.091% due 06/01/29	1.1%
Terex Corp. 5.000% due 05/15/29	1.1%

C000028362
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	Open Shares
Trading Symbol	LZHOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA US High Yield Index
2014	$10,000	$10,000	$10,000
2014	$9,844	$9,969	$9,868
2014	$10,002	$10,077	$10,018
2014	$9,825	$9,997	$9,808
2014	$10,005	$10,095	$9,919
2014	$9,966	$10,149	$9,848
2014	$9,905	$10,131	$9,703
2015	$10,005	$10,324	$9,770
2015	$10,186	$10,264	$10,003
2015	$10,144	$10,306	$9,950
2015	$10,224	$10,294	$10,069
2015	$10,262	$10,276	$10,099
2015	$10,137	$10,161	$9,945
2015	$10,155	$10,221	$9,884
2015	$10,049	$10,190	$9,710
2015	$9,839	$10,230	$9,458
2015	$10,127	$10,263	$9,716
2015	$9,978	$10,226	$9,498
2015	$9,808	$10,175	$9,253
2016	$9,783	$10,287	$9,106
2016	$9,886	$10,360	$9,149
2016	$10,093	$10,487	$9,553
2016	$10,302	$10,558	$9,935
2016	$10,298	$10,567	$10,006
2016	$10,357	$10,753	$10,115
2016	$10,526	$10,841	$10,370
2016	$10,672	$10,853	$10,601
2016	$10,711	$10,856	$10,670
2016	$10,684	$10,783	$10,703
2016	$10,636	$10,541	$10,661
2016	$10,764	$10,572	$10,871
2017	$10,825	$10,610	$11,017
2017	$10,932	$10,692	$11,189
2017	$10,927	$10,688	$11,165
2017	$11,034	$10,777	$11,292
2017	$11,095	$10,860	$11,393
2017	$11,112	$10,851	$11,405
2017	$11,173	$10,905	$11,536
2017	$11,189	$10,999	$11,533
2017	$11,251	$10,960	$11,637
2017	$11,290	$10,973	$11,682
2017	$11,261	$10,957	$11,650
2017	$11,277	$11,005	$11,684
2018	$11,271	$10,899	$11,759
2018	$11,150	$10,796	$11,650
2018	$11,097	$10,850	$11,578
2018	$11,113	$10,778	$11,655
2018	$11,084	$10,836	$11,653
2018	$11,101	$10,821	$11,693
2018	$11,188	$10,843	$11,824
2018	$11,276	$10,897	$11,909
2018	$11,317	$10,850	$11,979
2018	$11,144	$10,759	$11,782
2018	$11,113	$10,808	$11,676
2018	$10,964	$10,977	$11,420
2019	$11,414	$11,128	$11,944
2019	$11,577	$11,140	$12,146
2019	$11,691	$11,341	$12,265
2019	$11,806	$11,357	$12,436
2019	$11,702	$11,531	$12,278
2019	$11,964	$11,694	$12,579
2019	$12,006	$11,729	$12,644
2019	$12,096	$11,995	$12,693
2019	$12,163	$11,943	$12,733
2019	$12,204	$11,981	$12,763
2019	$12,245	$11,979	$12,798
2019	$12,361	$11,997	$13,065
2020	$12,382	$12,212	$13,066
2020	$12,216	$12,395	$12,863
2020	$11,148	$12,153	$11,351
2020	$11,569	$12,396	$11,782
2020	$12,016	$12,512	$12,321
2020	$12,007	$12,616	$12,441
2020	$12,481	$12,838	$13,035
2020	$12,573	$12,764	$13,164
2020	$12,459	$12,741	$13,026
2020	$12,499	$12,695	$13,087
2020	$12,824	$12,861	$13,611
2020	$12,953	$12,906	$13,871
2021	$12,947	$12,824	$13,924
2021	$12,934	$12,659	$13,972
2021	$12,946	$12,512	$13,996
2021	$13,037	$12,617	$14,150
2021	$13,062	$12,665	$14,191
2021	$13,179	$12,757	$14,385
2021	$13,228	$12,885	$14,436
2021	$13,285	$12,877	$14,514
2021	$13,254	$12,767	$14,519
2021	$13,182	$12,756	$14,493
2021	$13,058	$12,772	$14,345
2021	$13,284	$12,763	$14,615
2022	$12,897	$12,483	$14,213
2022	$12,806	$12,313	$14,085
2022	$12,654	$11,983	$13,955
2022	$12,202	$11,536	$13,448
2022	$12,363	$11,599	$13,481
2022	$11,637	$11,368	$12,564
2022	$12,346	$11,653	$13,320
2022	$11,920	$11,350	$13,001
2022	$11,450	$10,861	$12,478
2022	$11,783	$10,742	$12,834
2022	$11,990	$11,143	$13,074
2022	$11,912	$11,105	$12,975
2023	$12,261	$11,449	$13,483
2023	$12,036	$11,168	$13,308
2023	$12,303	$11,430	$13,458
2023	$12,373	$11,500	$13,588
2023	$12,238	$11,381	$13,459
2023	$12,337	$11,363	$13,678
2023	$12,451	$11,374	$13,873
2023	$12,417	$11,306	$13,912
2023	$12,224	$11,036	$13,750
2023	$12,174	$10,870	$13,580
2023	$12,735	$11,359	$14,198
2023	$13,145	$11,790	$14,722
2024	$13,133	$11,762	$14,724
2024	$13,071	$11,621	$14,768
2024	$13,226	$11,735	$14,944
2024	$13,077	$11,461	$14,794
2024	$13,193	$11,651	$14,962
2024	$13,352	$11,758	$15,107

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	8.22%	2.22%	2.93%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA US High Yield Index	10.45%	3.73%	4.21%

AssetsNet	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026
Holdings Count | Holding	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 308,393
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$168,123,026
# of Portfolio Holdings	116
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$308,393

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Communication Services	14.5%
Consumer Discretionary	14.3%
Energy	13.8%
Industrials	13.5%
Materials	7.7%
Consumer Staples	6.9%
Health Care	5.7%
Information Technology	4.9%
Exchange-Traded Funds	4.5%
Utilities	4.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	4.5%
Bombardier, Inc., 8.750% due 11/15/30	1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27	1.3%
Transocean, Inc. 8.750% due 02/15/30	1.3%
Civitas Resources, Inc. 8.750% due 07/01/31	1.3%
Herc Holdings, Inc. 5.500% due 07/15/27	1.2%
1011778 BC ULC/New Red Finance, Inc. 3.875% due 01/15/28	1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.2%
Seagate HDD Cayman 4.091% due 06/01/29	1.1%
Terex Corp. 5.000% due 05/15/29	1.1%

C000134186
Shareholder Report [Line Items]
Fund Name	Lazard US High Yield Portfolio
Class Name	R6 Shares
Trading Symbol	RLCIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA US High Yield Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	8.48%	2.52%	3.02%
US Universal Index	3.47%	0.11%	1.13%
ICE BofA US High Yield Index	10.45%	3.73%	4.70%

Performance Inception Date														Nov. 03, 2016
AssetsNet	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026	$ 168,123,026
Holdings Count | Holding	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116	116
Advisory Fees Paid, Amount	$ 308,393
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$168,123,026
# of Portfolio Holdings	116
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$308,393

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Communication Services	14.5%
Consumer Discretionary	14.3%
Energy	13.8%
Industrials	13.5%
Materials	7.7%
Consumer Staples	6.9%
Health Care	5.7%
Information Technology	4.9%
Exchange-Traded Funds	4.5%
Utilities	4.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

iShares iBoxx $ High Yield Corporate Bond ETF	4.5%
Bombardier, Inc., 8.750% due 11/15/30	1.4%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.000% due 08/15/27	1.3%
Transocean, Inc. 8.750% due 02/15/30	1.3%
Civitas Resources, Inc. 8.750% due 07/01/31	1.3%
Herc Holdings, Inc. 5.500% due 07/15/27	1.2%
1011778 BC ULC/New Red Finance, Inc. 3.875% due 01/15/28	1.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.750% due 07/15/27	1.2%
Seagate HDD Cayman 4.091% due 06/01/29	1.1%
Terex Corp. 5.000% due 05/15/29	1.1%

C000096533
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Institutional Shares
Trading Symbol	UMNIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA 1-3 Year US Treasury Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
2014	$10,000	$10,000	$10,000
2014	$10,005	$9,969	$9,992
2014	$10,011	$10,077	$10,009
2014	$10,009	$9,997	$10,003
2014	$10,016	$10,095	$10,030
2014	$10,024	$10,149	$10,044
2014	$10,011	$10,131	$10,020
2015	$10,028	$10,324	$10,070
2015	$10,026	$10,264	$10,048
2015	$10,035	$10,306	$10,071
2015	$10,043	$10,294	$10,076
2015	$10,041	$10,276	$10,083
2015	$10,039	$10,161	$10,086
2015	$10,038	$10,221	$10,091
2015	$10,036	$10,190	$10,087
2015	$10,036	$10,230	$10,117
2015	$10,035	$10,263	$10,107
2015	$10,036	$10,226	$10,082
2015	$10,016	$10,175	$10,073
2016	$10,016	$10,287	$10,134
2016	$10,018	$10,360	$10,147
2016	$10,059	$10,487	$10,164
2016	$10,069	$10,558	$10,167
2016	$10,070	$10,567	$10,157
2016	$10,111	$10,753	$10,218
2016	$10,122	$10,841	$10,210
2016	$10,112	$10,853	$10,193
2016	$10,123	$10,856	$10,206
2016	$10,134	$10,783	$10,199
2016	$10,105	$10,541	$10,158
2016	$10,116	$10,572	$10,161
2017	$10,127	$10,610	$10,174
2017	$10,140	$10,692	$10,184
2017	$10,142	$10,688	$10,187
2017	$10,153	$10,777	$10,202
2017	$10,164	$10,860	$10,214
2017	$10,166	$10,851	$10,206
2017	$10,178	$10,905	$10,227
2017	$10,201	$10,999	$10,246
2017	$10,192	$10,960	$10,230
2017	$10,194	$10,973	$10,224
2017	$10,176	$10,957	$10,203
2017	$10,189	$11,005	$10,204
2018	$10,161	$10,899	$10,175
2018	$10,155	$10,796	$10,171
2018	$10,159	$10,850	$10,191
2018	$10,164	$10,778	$10,175
2018	$10,181	$10,836	$10,212
2018	$10,188	$10,821	$10,213
2018	$10,205	$10,843	$10,213
2018	$10,234	$10,897	$10,246
2018	$10,241	$10,850	$10,233
2018	$10,250	$10,759	$10,249
2018	$10,269	$10,808	$10,285
2018	$10,299	$10,977	$10,366
2019	$10,340	$11,128	$10,394
2019	$10,350	$11,140	$10,404
2019	$10,392	$11,341	$10,467
2019	$10,412	$11,357	$10,490
2019	$10,453	$11,531	$10,564
2019	$10,494	$11,694	$10,618
2019	$10,493	$11,729	$10,606
2019	$10,534	$11,995	$10,691
2019	$10,553	$11,943	$10,679
2019	$10,581	$11,981	$10,715
2019	$10,586	$11,979	$10,710
2019	$10,600	$11,997	$10,733
2020	$10,648	$12,212	$10,791
2020	$10,705	$12,395	$10,885
2020	$10,784	$12,153	$11,034
2020	$10,830	$12,396	$11,039
2020	$10,855	$12,512	$11,046
2020	$10,867	$12,616	$11,049
2020	$10,866	$12,838	$11,060
2020	$10,864	$12,764	$11,058
2020	$10,862	$12,741	$11,061
2020	$10,858	$12,695	$11,056
2020	$10,865	$12,861	$11,061
2020	$10,861	$12,906	$11,067
2021	$10,867	$12,824	$11,068
2021	$10,862	$12,659	$11,060
2021	$10,866	$12,512	$11,062
2021	$10,858	$12,617	$11,068
2021	$10,861	$12,665	$11,077
2021	$10,862	$12,757	$11,060
2021	$10,863	$12,885	$11,078
2021	$10,852	$12,877	$11,077
2021	$10,852	$12,767	$11,066
2021	$10,841	$12,756	$11,031
2021	$10,841	$12,772	$11,035
2021	$10,819	$12,763	$11,007
2022	$10,786	$12,483	$10,936
2022	$10,757	$12,313	$10,895
2022	$10,643	$11,983	$10,750
2022	$10,588	$11,536	$10,699
2022	$10,645	$11,599	$10,759
2022	$10,580	$11,368	$10,696
2022	$10,605	$11,653	$10,731
2022	$10,552	$11,350	$10,655
2022	$10,466	$10,861	$10,530
2022	$10,458	$10,742	$10,519
2022	$10,509	$11,143	$10,585
2022	$10,528	$11,105	$10,607
2023	$10,572	$11,449	$10,680
2023	$10,548	$11,168	$10,603
2023	$10,663	$11,430	$10,772
2023	$10,693	$11,500	$10,799
2023	$10,677	$11,381	$10,764
2023	$10,636	$11,363	$10,712
2023	$10,668	$11,374	$10,751
2023	$10,702	$11,306	$10,793
2023	$10,701	$11,036	$10,792
2023	$10,728	$10,870	$10,828
2023	$10,857	$11,359	$10,938
2023	$10,977	$11,790	$11,060
2024	$11,025	$11,762	$11,102
2024	$10,978	$11,621	$11,057
2024	$11,014	$11,735	$11,092
2024	$10,979	$11,461	$11,056
2024	$11,051	$11,651	$11,133
2024	$11,122	$11,758	$11,195

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	4.57%	1.17%	1.07%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA 1-3 Year US Treasury Index	4.53%	1.06%	1.14%

AssetsNet	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459
Holdings Count | Holding	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$32,517,459
# of Portfolio Holdings	24
Portfolio Turnover Rate	139%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

U.S. Treasury Securities	57.8%
Financials	22.0%
Real Estate	4.3%
Consumer Discretionary	2.5%
Industrials	2.2%
Energy	2.1%
Communication Services	2.1%
Information Technology	2.1%
Health Care	2.1%
Sovereign Debt	2.0%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.625% due 06/15/27	33.1%
U.S. Treasury Notes 4.500% due 04/15/27	14.8%
U.S. Treasury Notes 4.500% due 05/15/27	9.9%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
American Express Co. 2.500% due 07/30/24	3.1%
JPMorgan Chase & Co. 2.301% (SOFR + 1.160%) due 10/15/25	3.0%
Goldman Sachs Group, Inc. 3.500% due 04/01/25	2.7%
American Honda Finance Corp. 5.250% due 07/07/26	2.5%
Progress Residential Trust, Class A 1.294% due 10/17/27	2.2%

C000096534
Shareholder Report [Line Items]
Fund Name	Lazard US Short Duration Fixed Income Portfolio
Class Name	Open Shares
Trading Symbol	UMNOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Short Duration Fixed Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the US Universal Index replaced the ICE BofA 1-3 Year US Treasury Index as the Portfolio’s broad-based securities market index. The US Universal Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	US Universal Index	ICE BofA 1-3 Year US Treasury Index
2014	$10,000	$10,000	$10,000
2014	$10,003	$9,969	$9,992
2014	$9,996	$10,077	$10,009
2014	$10,001	$9,997	$10,003
2014	$10,006	$10,095	$10,030
2014	$10,001	$10,149	$10,044
2014	$9,996	$10,131	$10,020
2015	$10,000	$10,324	$10,070
2015	$9,996	$10,264	$10,048
2015	$10,002	$10,306	$10,071
2015	$10,008	$10,294	$10,076
2015	$10,013	$10,276	$10,083
2015	$9,999	$10,161	$10,086
2015	$10,005	$10,221	$10,091
2015	$10,001	$10,190	$10,087
2015	$9,998	$10,230	$10,117
2015	$10,043	$10,263	$10,107
2015	$10,095	$10,226	$10,082
2015	$10,072	$10,175	$10,073
2016	$10,080	$10,287	$10,134
2016	$10,069	$10,360	$10,147
2016	$10,108	$10,487	$10,164
2016	$10,116	$10,558	$10,167
2016	$10,124	$10,567	$10,157
2016	$10,163	$10,753	$10,218
2016	$10,161	$10,841	$10,210
2016	$10,159	$10,853	$10,193
2016	$10,168	$10,856	$10,206
2016	$10,166	$10,783	$10,199
2016	$10,134	$10,541	$10,158
2016	$10,142	$10,572	$10,161
2017	$10,151	$10,610	$10,174
2017	$10,172	$10,692	$10,184
2017	$10,171	$10,688	$10,187
2017	$10,169	$10,777	$10,202
2017	$10,178	$10,860	$10,214
2017	$10,178	$10,851	$10,206
2017	$10,197	$10,905	$10,227
2017	$10,217	$10,999	$10,246
2017	$10,196	$10,960	$10,230
2017	$10,195	$10,973	$10,224
2017	$10,174	$10,957	$10,203
2017	$10,175	$11,005	$10,204
2018	$10,154	$10,899	$10,175
2018	$10,146	$10,796	$10,171
2018	$10,147	$10,850	$10,191
2018	$10,150	$10,778	$10,175
2018	$10,164	$10,836	$10,212
2018	$10,168	$10,821	$10,213
2018	$10,183	$10,843	$10,213
2018	$10,198	$10,897	$10,246
2018	$10,203	$10,850	$10,233
2018	$10,220	$10,759	$10,249
2018	$10,226	$10,808	$10,285
2018	$10,264	$10,977	$10,366
2019	$10,291	$11,128	$10,394
2019	$10,309	$11,140	$10,404
2019	$10,348	$11,341	$10,467
2019	$10,366	$11,357	$10,490
2019	$10,404	$11,531	$10,564
2019	$10,432	$11,694	$10,618
2019	$10,439	$11,729	$10,606
2019	$10,477	$11,995	$10,691
2019	$10,493	$11,943	$10,679
2019	$10,519	$11,981	$10,715
2019	$10,522	$11,979	$10,710
2019	$10,534	$11,997	$10,733
2020	$10,568	$12,212	$10,791
2020	$10,633	$12,395	$10,885
2020	$10,710	$12,153	$11,034
2020	$10,754	$12,396	$11,039
2020	$10,765	$12,512	$11,046
2020	$10,775	$12,616	$11,049
2020	$10,783	$12,838	$11,060
2020	$10,779	$12,764	$11,058
2020	$10,774	$12,741	$11,061
2020	$10,768	$12,695	$11,056
2020	$10,773	$12,861	$11,061
2020	$10,766	$12,906	$11,067
2021	$10,770	$12,824	$11,068
2021	$10,763	$12,659	$11,060
2021	$10,754	$12,512	$11,062
2021	$10,755	$12,617	$11,068
2021	$10,755	$12,665	$11,077
2021	$10,744	$12,757	$11,060
2021	$10,744	$12,885	$11,078
2021	$10,744	$12,877	$11,077
2021	$10,734	$12,767	$11,066
2021	$10,723	$12,756	$11,031
2021	$10,723	$12,772	$11,035
2021	$10,712	$12,763	$11,007
2022	$10,669	$12,483	$10,936
2022	$10,649	$12,313	$10,895
2022	$10,535	$11,983	$10,750
2022	$10,478	$11,536	$10,699
2022	$10,533	$11,599	$10,759
2022	$10,467	$11,368	$10,696
2022	$10,488	$11,653	$10,731
2022	$10,434	$11,350	$10,655
2022	$10,347	$10,861	$10,530
2022	$10,337	$10,742	$10,519
2022	$10,385	$11,143	$10,585
2022	$10,402	$11,105	$10,607
2023	$10,443	$11,449	$10,680
2023	$10,418	$11,168	$10,603
2023	$10,529	$11,430	$10,772
2023	$10,557	$11,500	$10,799
2023	$10,528	$11,381	$10,764
2023	$10,496	$11,363	$10,712
2023	$10,525	$11,374	$10,751
2023	$10,557	$11,306	$10,793
2023	$10,554	$11,036	$10,792
2023	$10,578	$10,870	$10,828
2023	$10,703	$11,359	$10,938
2023	$10,817	$11,790	$11,060
2024	$10,862	$11,762	$11,102
2024	$10,814	$11,621	$11,057
2024	$10,846	$11,735	$11,092
2024	$10,810	$11,461	$11,056
2024	$10,889	$11,651	$11,133
2024	$10,946	$11,758	$11,195

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	4.29%	0.97%	0.91%
US Universal Index	3.47%	0.11%	1.63%
ICE BofA 1-3 Year US Treasury Index	4.53%	1.06%	1.14%

AssetsNet	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459	$ 32,517,459
Holdings Count | Holding	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$32,517,459
# of Portfolio Holdings	24
Portfolio Turnover Rate	139%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

U.S. Treasury Securities	57.8%
Financials	22.0%
Real Estate	4.3%
Consumer Discretionary	2.5%
Industrials	2.2%
Energy	2.1%
Communication Services	2.1%
Information Technology	2.1%
Health Care	2.1%
Sovereign Debt	2.0%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes 4.625% due 06/15/27	33.1%
U.S. Treasury Notes 4.500% due 04/15/27	14.8%
U.S. Treasury Notes 4.500% due 05/15/27	9.9%
Citigroup, Inc. 2.014% (SOFR + 0.694%) due 01/25/26	3.2%
Bank of America Corp. 4.000% due 01/22/25	3.2%
American Express Co. 2.500% due 07/30/24	3.1%
JPMorgan Chase & Co. 2.301% (SOFR + 1.160%) due 10/15/25	3.0%
Goldman Sachs Group, Inc. 3.500% due 04/01/25	2.7%
American Honda Finance Corp. 5.250% due 07/07/26	2.5%
Progress Residential Trust, Class A 1.294% due 10/17/27	2.2%

C000028371
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSCX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
2014	$10,000	$10,000	$10,000
2014	$9,487	$9,803	$9,395
2014	$9,964	$10,214	$9,861
2014	$9,438	$10,001	$9,264
2014	$10,024	$10,276	$9,875
2014	$10,102	$10,525	$9,884
2014	$10,259	$10,525	$10,166
2015	$9,959	$10,232	$9,838
2015	$10,726	$10,825	$10,423
2015	$10,887	$10,715	$10,604
2015	$10,726	$10,763	$10,334
2015	$10,909	$10,912	$10,569
2015	$10,901	$10,729	$10,648
2015	$10,733	$10,909	$10,525
2015	$10,102	$10,250	$9,864
2015	$9,730	$9,952	$9,380
2015	$10,161	$10,738	$9,908
2015	$10,503	$10,797	$10,230
2015	$10,040	$10,576	$9,716
2016	$9,243	$9,979	$8,862
2016	$9,368	$9,976	$8,862
2016	$10,047	$10,678	$9,569
2016	$10,063	$10,744	$9,720
2016	$10,188	$10,936	$9,938
2016	$10,040	$10,959	$9,932
2016	$10,547	$11,394	$10,525
2016	$10,670	$11,423	$10,711
2016	$10,622	$11,441	$10,830
2016	$10,415	$11,193	$10,316
2016	$11,314	$11,694	$11,466
2016	$11,666	$11,922	$11,787
2017	$11,634	$12,147	$11,833
2017	$11,884	$12,599	$12,062
2017	$11,819	$12,607	$12,077
2017	$11,795	$12,741	$12,210
2017	$11,948	$12,871	$11,962
2017	$12,182	$12,987	$12,376
2017	$12,206	$13,232	$12,468
2017	$12,103	$13,258	$12,309
2017	$12,704	$13,581	$13,077
2017	$12,893	$13,877	$13,189
2017	$13,255	$14,299	$13,568
2017	$13,323	$14,442	$13,514
2018	$13,623	$15,203	$13,867
2018	$13,050	$14,642	$13,330
2018	$13,159	$14,349	$13,502
2018	$13,387	$14,403	$13,618
2018	$13,769	$14,810	$14,445
2018	$13,878	$14,907	$14,549
2018	$14,224	$15,401	$14,802
2018	$14,582	$15,942	$15,440
2018	$14,332	$15,968	$15,068
2018	$12,668	$14,793	$13,432
2018	$13,047	$15,089	$13,645
2018	$11,556	$13,685	$12,024
2019	$12,740	$14,859	$13,377
2019	$13,295	$15,382	$14,072
2019	$13,220	$15,606	$13,778
2019	$13,882	$16,230	$14,247
2019	$13,049	$15,179	$13,138
2019	$14,042	$16,245	$14,067
2019	$14,170	$16,487	$14,149
2019	$13,775	$16,151	$13,450
2019	$14,287	$16,434	$13,730
2019	$14,586	$16,788	$14,091
2019	$14,735	$17,426	$14,671
2019	$15,022	$17,929	$15,094
2020	$14,725	$9,919	$14,609
2020	$13,546	$9,106	$13,379
2020	$10,342	$7,854	$10,472
2020	$11,773	$8,894	$11,911
2020	$12,522	$9,370	$12,686
2020	$12,489	$9,584	$13,134
2020	$13,062	$10,128	$13,498
2020	$13,428	$10,862	$14,258
2020	$12,929	$10,467	$13,781
2020	$13,206	$10,241	$14,070
2020	$15,069	$11,487	$16,663
2020	$15,989	$12,003	$18,104
2021	$16,189	$11,950	$19,014
2021	$17,375	$12,324	$20,199
2021	$17,941	$12,765	$20,401
2021	$18,817	$13,423	$20,829
2021	$18,850	$13,485	$20,873
2021	$18,706	$13,817	$21,278
2021	$18,384	$14,051	$20,510
2021	$18,666	$14,451	$20,969
2021	$18,144	$13,803	$20,351
2021	$18,966	$14,736	$21,216
2021	$18,133	$14,512	$20,331
2021	$19,173	$15,084	$20,784
2022	$18,161	$14,196	$18,783
2022	$18,302	$13,839	$18,984
2022	$18,238	$14,287	$19,219
2022	$17,175	$13,005	$17,315
2022	$17,136	$12,988	$17,341
2022	$15,471	$11,901	$15,915
2022	$17,034	$13,018	$17,577
2022	$16,333	$12,532	$17,216
2022	$14,922	$11,370	$15,567
2022	$16,439	$12,302	$17,281
2022	$17,225	$12,944	$17,685
2022	$16,253	$12,187	$16,538
2023	$17,545	$13,026	$18,150
2023	$17,132	$12,721	$17,843
2023	$16,546	$13,062	$16,990
2023	$16,187	$13,201	$16,685
2023	$15,668	$13,252	$16,531
2023	$16,826	$14,157	$17,875
2023	$17,651	$14,664	$18,969
2023	$16,966	$14,381	$18,021
2023	$16,221	$13,696	$16,959
2023	$15,367	$13,333	$15,803
2023	$16,465	$14,577	$17,233
2023	$17,889	$15,350	$19,339
2024	$17,515	$15,520	$18,586
2024	$18,408	$16,360	$19,637
2024	$19,128	$16,888	$20,340
2024	$17,990	$16,145	$18,909
2024	$18,811	$16,907	$19,858
2024	$18,451	$17,431	$19,677

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	9.66%	5.61%	6.32%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Index	10.06%	6.94%	7.00%

AssetsNet	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388
Holdings Count | Holding	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 92,767
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$38,706,388
# of Portfolio Holdings	77
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$92,767

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	17.3%
Information Technology	15.3%
Health Care	14.8%
Industrials	14.4%
Consumer Discretionary	12.2%
Energy	6.4%
Consumer Staples	5.4%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc., Class A	2.2%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
United Therapeutics Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
DigitalOcean Holdings, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%

C000028370
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZCOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	Russell 3000 Index	Russell 2000 Index
2014	$10,000	$10,000	$10,000
2014	$9,485	$9,803	$9,395
2014	$9,956	$10,214	$9,861
2014	$9,434	$10,001	$9,264
2014	$10,006	$10,276	$9,875
2014	$10,088	$10,525	$9,884
2014	$10,244	$10,525	$10,166
2015	$9,937	$10,232	$9,838
2015	$10,695	$10,825	$10,423
2015	$10,864	$10,715	$10,604
2015	$10,695	$10,763	$10,334
2015	$10,871	$10,912	$10,569
2015	$10,864	$10,729	$10,648
2015	$10,695	$10,909	$10,525
2015	$10,063	$10,250	$9,864
2015	$9,689	$9,952	$9,380
2015	$10,118	$10,738	$9,908
2015	$10,454	$10,797	$10,230
2015	$9,991	$10,576	$9,716
2016	$9,202	$9,979	$8,862
2016	$9,317	$9,976	$8,862
2016	$9,991	$10,678	$9,569
2016	$9,999	$10,744	$9,720
2016	$10,122	$10,936	$9,938
2016	$9,974	$10,959	$9,932
2016	$10,475	$11,394	$10,525
2016	$10,596	$11,423	$10,711
2016	$10,554	$11,441	$10,830
2016	$10,345	$11,193	$10,316
2016	$11,225	$11,694	$11,466
2016	$11,581	$11,922	$11,787
2017	$11,548	$12,147	$11,833
2017	$11,785	$12,599	$12,062
2017	$11,725	$12,607	$12,077
2017	$11,692	$12,741	$12,210
2017	$11,844	$12,871	$11,962
2017	$12,072	$12,987	$12,376
2017	$12,089	$13,232	$12,468
2017	$11,990	$13,258	$12,309
2017	$12,579	$13,581	$13,077
2017	$12,761	$13,877	$13,189
2017	$13,125	$14,299	$13,568
2017	$13,182	$14,442	$13,514
2018	$13,471	$15,203	$13,867
2018	$12,904	$14,642	$13,330
2018	$13,009	$14,349	$13,502
2018	$13,240	$14,403	$13,618
2018	$13,605	$14,810	$14,445
2018	$13,711	$14,907	$14,549
2018	$14,047	$15,401	$14,802
2018	$14,397	$15,942	$15,440
2018	$14,143	$15,968	$15,068
2018	$12,499	$14,793	$13,432
2018	$12,871	$15,089	$13,645
2018	$11,404	$13,685	$12,024
2019	$12,563	$14,859	$13,377
2019	$13,109	$15,382	$14,072
2019	$13,029	$15,606	$13,778
2019	$13,677	$16,230	$14,247
2019	$12,859	$15,179	$13,138
2019	$13,837	$16,245	$14,067
2019	$13,950	$16,487	$14,149
2019	$13,564	$16,151	$13,450
2019	$14,064	$16,434	$13,730
2019	$14,360	$16,788	$14,091
2019	$14,496	$17,426	$14,671
2019	$14,769	$17,929	$15,094
2020	$14,475	$9,919	$14,609
2020	$13,313	$9,106	$13,379
2020	$10,167	$7,854	$10,472
2020	$11,564	$8,894	$11,911
2020	$12,292	$9,370	$12,686
2020	$12,256	$9,584	$13,134
2020	$12,820	$10,128	$13,498
2020	$13,175	$10,862	$14,258
2020	$12,678	$10,467	$13,781
2020	$12,950	$10,241	$14,070
2020	$14,771	$11,487	$16,663
2020	$15,670	$12,003	$18,104
2021	$15,859	$11,950	$19,014
2021	$17,018	$12,324	$20,199
2021	$17,574	$12,765	$20,401
2021	$18,426	$13,423	$20,829
2021	$18,449	$13,485	$20,873
2021	$18,308	$13,817	$21,278
2021	$17,976	$14,051	$20,510
2021	$18,260	$14,451	$20,969
2021	$17,740	$13,803	$20,351
2021	$18,544	$14,736	$21,216
2021	$17,716	$14,512	$20,331
2021	$18,739	$15,084	$20,784
2022	$17,744	$14,196	$18,783
2022	$17,869	$13,839	$18,984
2022	$17,814	$14,287	$19,219
2022	$16,763	$13,005	$17,315
2022	$16,722	$12,988	$17,341
2022	$15,091	$11,901	$15,915
2022	$16,625	$13,018	$17,577
2022	$15,938	$12,532	$17,216
2022	$14,553	$11,370	$15,567
2022	$16,024	$12,302	$17,281
2022	$16,789	$12,944	$17,685
2022	$15,837	$12,187	$16,538
2023	$17,092	$13,026	$18,150
2023	$16,688	$12,721	$17,843
2023	$16,111	$13,062	$16,990
2023	$15,765	$13,201	$16,685
2023	$15,260	$13,252	$16,531
2023	$16,371	$14,157	$17,875
2023	$17,179	$14,664	$18,969
2023	$16,509	$14,381	$18,021
2023	$15,773	$13,696	$16,959
2023	$14,949	$13,333	$15,803
2023	$16,008	$14,577	$17,233
2023	$17,393	$15,350	$19,339
2024	$17,015	$15,520	$18,586
2024	$17,898	$16,360	$19,637
2024	$18,591	$16,888	$20,340
2024	$17,488	$16,145	$18,909
2024	$18,260	$16,907	$19,858
2024	$17,913	$17,431	$19,677

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	9.42%	5.30%	6.00%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Index	10.06%	6.94%	7.00%

AssetsNet	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388
Holdings Count | Holding	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 92,767
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$38,706,388
# of Portfolio Holdings	77
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$92,767

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	17.3%
Information Technology	15.3%
Health Care	14.8%
Industrials	14.4%
Consumer Discretionary	12.2%
Energy	6.4%
Consumer Staples	5.4%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc., Class A	2.2%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
United Therapeutics Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
DigitalOcean Holdings, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%

C000134190
Shareholder Report [Line Items]
Fund Name	Lazard US Small Cap Equity Select Portfolio
Class Name	R6 Shares
Trading Symbol	RLSMX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 1/8/20
R6 Shares	9.72%	4.79%
Russell 3000 Index	23.13%	13.21%
Russell 2000 Index	10.06%	6.16%

Performance Inception Date							Jan. 08, 2020
AssetsNet	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388	$ 38,706,388
Holdings Count | Holding	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77	77
Advisory Fees Paid, Amount	$ 92,767
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$38,706,388
# of Portfolio Holdings	77
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$92,767

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	17.3%
Information Technology	15.3%
Health Care	14.8%
Industrials	14.4%
Consumer Discretionary	12.2%
Energy	6.4%
Consumer Staples	5.4%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc., Class A	2.2%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
United Therapeutics Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
DigitalOcean Holdings, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.7%

C000220247
Shareholder Report [Line Items]
Fund Name	Lazard US Sustainable Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	SUSTX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	S&P 500 Index
2020	$10,000	$10,000
2020	$10,480	$10,564
2020	$11,130	$11,324
2020	$10,960	$10,893
2020	$10,840	$10,603
2020	$11,900	$11,765
2020	$12,269	$12,216
2021	$12,118	$12,093
2021	$12,500	$12,427
2021	$13,043	$12,971
2021	$13,777	$13,664
2021	$13,817	$13,759
2021	$14,069	$14,080
2021	$14,511	$14,415
2021	$14,933	$14,853
2021	$14,277	$14,163
2021	$15,326	$15,155
2021	$15,084	$15,051
2021	$15,828	$15,725
2022	$14,647	$14,912
2022	$14,092	$14,466
2022	$14,452	$15,003
2022	$13,455	$13,695
2022	$13,178	$13,719
2022	$12,428	$12,587
2022	$13,538	$13,748
2022	$12,842	$13,187
2022	$11,820	$11,973
2022	$12,728	$12,942
2022	$13,544	$13,666
2022	$12,968	$12,879
2023	$13,545	$13,687
2023	$13,188	$13,353
2023	$13,419	$13,844
2023	$13,408	$14,059
2023	$13,167	$14,120
2023	$14,017	$15,053
2023	$14,405	$15,536
2023	$14,080	$15,289
2023	$13,330	$14,560
2023	$12,961	$14,254
2023	$14,270	$15,556
2023	$15,027	$16,262
2024	$14,984	$16,535
2024	$15,699	$17,418
2024	$15,785	$17,979
2024	$15,048	$17,246
2024	$15,401	$18,101
2024	$15,742	$18,747

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/20
Institutional Shares	12.31%	12.01%
S&P 500 Index	24.56%	17.01%

Performance Inception Date						Jun. 30, 2020
AssetsNet	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545
Holdings Count | Holding	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,806,545
# of Portfolio Holdings	50
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	34.3%
Health Care	20.0%
Industrials	14.8%
Financials	13.1%
Consumer Staples	4.5%
Cash, Cash Equivalents and Repurchase Agreements	4.3%
Consumer Discretionary	3.6%
Materials	3.2%
Real Estate	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	11.0%
Apple, Inc.	4.5%
UnitedHealth Group, Inc.	3.9%
Visa, Inc. A Shares	3.7%
Analog Devices, Inc.	3.6%
Accenture PLC, Class A	3.0%
Home Depot, Inc.	2.9%
Charles Schwab Corp.	2.8%
Danaher Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%

C000220245
Shareholder Report [Line Items]
Fund Name	Lazard US Sustainable Equity Portfolio
Class Name	Open Shares
Trading Symbol	SUSLX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Sustainable Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	S&P 500 Index
2020	$10,000	$10,000
2020	$10,000	$10,000
2020	$10,470	$10,564
2020	$11,120	$11,324
2020	$10,950	$10,893
2020	$10,830	$10,603
2020	$11,890	$11,765
2020	$12,248	$12,216
2021	$12,098	$12,093
2021	$12,479	$12,427
2021	$13,021	$12,971
2021	$13,753	$13,664
2021	$13,773	$13,759
2021	$14,034	$14,080
2021	$14,465	$14,415
2021	$14,885	$14,853
2021	$14,231	$14,163
2021	$15,268	$15,155
2021	$15,026	$15,051
2021	$15,770	$15,725
2022	$14,584	$14,912
2022	$14,032	$14,466
2022	$14,380	$15,003
2022	$13,399	$13,695
2022	$13,113	$13,719
2022	$12,356	$12,587
2022	$13,460	$13,748
2022	$12,768	$13,187
2022	$11,751	$11,973
2022	$12,644	$12,942
2022	$13,466	$13,666
2022	$12,881	$12,879
2023	$13,454	$13,687
2023	$13,100	$13,353
2023	$13,318	$13,844
2023	$13,308	$14,059
2023	$13,068	$14,120
2023	$13,901	$15,053
2023	$14,297	$15,536
2023	$13,964	$15,289
2023	$13,220	$14,560
2023	$12,853	$14,254
2023	$14,142	$15,556
2023	$14,888	$16,262
2024	$14,846	$16,535
2024	$15,554	$17,418
2024	$15,628	$17,979
2024	$14,899	$17,246
2024	$15,247	$18,101
2024	$15,585	$18,747

Average Annual Return [Table Text Block]
	1 Year	Since Inception 6/30/20
Open Shares	12.11%	11.72%
S&P 500 Index	24.56%	17.01%

Performance Inception Date						Jun. 30, 2020
AssetsNet	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545	$ 12,806,545
Holdings Count | Holding	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$12,806,545
# of Portfolio Holdings	50
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	34.3%
Health Care	20.0%
Industrials	14.8%
Financials	13.1%
Consumer Staples	4.5%
Cash, Cash Equivalents and Repurchase Agreements	4.3%
Consumer Discretionary	3.6%
Materials	3.2%
Real Estate	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	11.0%
Apple, Inc.	4.5%
UnitedHealth Group, Inc.	3.9%
Visa, Inc. A Shares	3.7%
Analog Devices, Inc.	3.6%
Accenture PLC, Class A	3.0%
Home Depot, Inc.	2.9%
Charles Schwab Corp.	2.8%
Danaher Corp.	2.8%
Intercontinental Exchange, Inc.	2.7%

C000231513
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LUSIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
2021	$10,000	$10,000	$10,000
2021	$10,000	$10,000	$10,000
2021	$9,800	$9,848	$9,583
2021	$10,283	$10,236	$9,797
2022	$9,371	$9,633	$8,854
2022	$9,421	$9,391	$8,948
2022	$9,471	$9,695	$9,059
2022	$8,719	$8,825	$8,162
2022	$8,860	$8,813	$8,174
2022	$8,158	$8,076	$7,502
2022	$9,090	$8,834	$8,285
2022	$8,763	$8,504	$8,116
2022	$7,951	$7,716	$7,338
2022	$8,753	$8,348	$8,146
2022	$9,114	$8,784	$8,336
2022	$8,603	$8,270	$7,795
2023	$9,371	$8,839	$8,555
2023	$9,240	$8,633	$8,410
2023	$9,017	$8,863	$8,009
2023	$8,765	$8,958	$7,865
2023	$8,846	$8,993	$7,792
2023	$9,613	$9,607	$8,426
2023	$10,078	$9,951	$8,941
2023	$9,704	$9,759	$8,493
2023	$9,219	$9,294	$7,993
2023	$8,624	$9,048	$7,448
2023	$9,351	$9,892	$8,122
2023	$10,307	$10,416	$9,115
2024	$10,104	$10,532	$8,760
2024	$10,631	$11,102	$9,256
2024	$10,935	$11,460	$9,587
2024	$10,266	$10,956	$8,912
2024	$10,732	$11,473	$9,360
2024	$10,611	$11,828	$9,273

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/29/21
Institutional Shares	10.38%	2.25%
Russell 3000 Index	23.13%	6.50%
Russell 2000 Index	10.06%	(2.79%)

Performance Inception Date					Oct. 29, 2021
AssetsNet	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653
Holdings Count | Holding	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442
Advisory Fees Paid, Amount	$ 75,952
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$41,847,653
# of Portfolio Holdings	442
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,952

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	24.0%
Industrials	21.8%
Consumer Discretionary	17.2%
Health Care	11.9%
Financials	7.8%
Real Estate	5.1%
Communication Services	3.7%
Materials	3.0%
Consumer Staples	2.5%
Cash, Cash Equivalents and Repurchase Agreements	1.1%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

ADMA Biologics, Inc.	1.0%
Celestica, Inc.	1.0%
Medpace Holdings, Inc.	0.9%
IES Holdings, Inc.	0.7%
Builders FirstSource, Inc.	0.7%
Axcelis Technologies, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Limbach Holdings, Inc.	0.6%
CommVault Systems, Inc.	0.6%
Mueller Industries, Inc.	0.5%

C000231514
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LUSOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	Russell 3000 Index	Russell 2000 Index
2021	$10,000	$10,000	$10,000
2021	$10,000	$10,000	$10,000
2021	$9,800	$9,848	$9,583
2021	$10,280	$10,236	$9,797
2022	$9,360	$9,633	$8,854
2022	$9,410	$9,391	$8,948
2022	$9,460	$9,695	$9,059
2022	$8,700	$8,825	$8,162
2022	$8,850	$8,813	$8,174
2022	$8,150	$8,076	$7,502
2022	$9,080	$8,834	$8,285
2022	$8,743	$8,504	$8,116
2022	$7,943	$7,716	$7,338
2022	$8,733	$8,348	$8,146
2022	$9,094	$8,784	$8,336
2022	$8,582	$8,270	$7,795
2023	$9,346	$8,839	$8,555
2023	$9,216	$8,633	$8,410
2023	$8,984	$8,863	$8,009
2023	$8,733	$8,958	$7,865
2023	$8,814	$8,993	$7,792
2023	$9,577	$9,607	$8,426
2023	$10,040	$9,951	$8,941
2023	$9,668	$9,759	$8,493
2023	$9,175	$9,294	$7,993
2023	$8,582	$9,048	$7,448
2023	$9,306	$9,892	$8,122
2023	$10,263	$10,416	$9,115
2024	$10,051	$10,532	$8,760
2024	$10,574	$11,102	$9,256
2024	$10,876	$11,460	$9,587
2024	$10,212	$10,956	$8,912
2024	$10,665	$11,473	$9,360
2024	$10,544	$11,828	$9,273

Average Annual Return [Table Text Block]
	1 Year	Since Inception 10/29/21
Open Shares	10.10%	2.01%
Russell 3000 Index	23.13%	6.50%
Russell 2000 Index	10.06%	(2.79%)

Performance Inception Date					Oct. 29, 2021
AssetsNet	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653
Holdings Count | Holding	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442
Advisory Fees Paid, Amount	$ 75,952
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$41,847,653
# of Portfolio Holdings	442
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,952

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	24.0%
Industrials	21.8%
Consumer Discretionary	17.2%
Health Care	11.9%
Financials	7.8%
Real Estate	5.1%
Communication Services	3.7%
Materials	3.0%
Consumer Staples	2.5%
Cash, Cash Equivalents and Repurchase Agreements	1.1%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

ADMA Biologics, Inc.	1.0%
Celestica, Inc.	1.0%
Medpace Holdings, Inc.	0.9%
IES Holdings, Inc.	0.7%
Builders FirstSource, Inc.	0.7%
Axcelis Technologies, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Limbach Holdings, Inc.	0.6%
CommVault Systems, Inc.	0.6%
Mueller Industries, Inc.	0.5%

C000231515
Shareholder Report [Line Items]
Fund Name	Lazard US Systematic Small Cap Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RUSRX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio’s broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/23
R6 Shares	10.43%	10.74%
Russell 3000 Index	23.13%	25.76%
Russell 2000 Index	10.06%	7.61%

Performance Inception Date		Feb. 22, 2023
AssetsNet	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653	$ 41,847,653
Holdings Count | Holding	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442	442
Advisory Fees Paid, Amount	$ 75,952
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$41,847,653
# of Portfolio Holdings	442
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$75,952

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	24.0%
Industrials	21.8%
Consumer Discretionary	17.2%
Health Care	11.9%
Financials	7.8%
Real Estate	5.1%
Communication Services	3.7%
Materials	3.0%
Consumer Staples	2.5%
Cash, Cash Equivalents and Repurchase Agreements	1.1%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

ADMA Biologics, Inc.	1.0%
Celestica, Inc.	1.0%
Medpace Holdings, Inc.	0.9%
IES Holdings, Inc.	0.7%
Builders FirstSource, Inc.	0.7%
Axcelis Technologies, Inc.	0.7%
Allison Transmission Holdings, Inc.	0.6%
Limbach Holdings, Inc.	0.6%
CommVault Systems, Inc.	0.6%
Mueller Industries, Inc.	0.5%

C000069022
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LDMIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,813	$10,193
2014	$10,024	$10,422
2014	$9,165	$9,650
2014	$9,319	$9,764
2014	$9,124	$9,660
2014	$8,594	$9,215
2015	$8,298	$9,270
2015	$8,405	$9,558
2015	$8,281	$9,422
2015	$9,196	$10,147
2015	$8,850	$9,740
2015	$8,751	$9,486
2015	$8,108	$8,829
2015	$7,433	$8,030
2015	$7,259	$7,788
2015	$7,944	$8,344
2015	$7,705	$8,018
2015	$7,491	$7,839
2016	$7,002	$7,331
2016	$6,953	$7,319
2016	$7,905	$8,287
2016	$8,196	$8,332
2016	$7,914	$8,021
2016	$8,237	$8,342
2016	$8,527	$8,762
2016	$8,752	$8,980
2016	$9,042	$9,096
2016	$8,976	$9,117
2016	$8,669	$8,698
2016	$8,600	$8,717
2017	$9,153	$9,194
2017	$9,303	$9,475
2017	$9,755	$9,714
2017	$10,065	$9,927
2017	$10,232	$10,221
2017	$10,265	$10,324
2017	$10,876	$10,939
2017	$11,278	$11,183
2017	$11,395	$11,138
2017	$11,688	$11,529
2017	$11,755	$11,552
2017	$12,139	$11,967
2018	$12,844	$12,964
2018	$12,366	$12,366
2018	$12,215	$12,136
2018	$11,947	$12,083
2018	$11,628	$11,655
2018	$11,041	$11,172
2018	$11,318	$11,417
2018	$10,688	$11,109
2018	$10,570	$11,050
2018	$9,709	$10,088
2018	$10,089	$10,503
2018	$9,641	$10,224
2019	$10,654	$11,120
2019	$10,849	$11,144
2019	$11,085	$11,238
2019	$11,321	$11,475
2019	$10,460	$10,642
2019	$11,262	$11,306
2019	$11,034	$11,168
2019	$10,589	$10,623
2019	$10,911	$10,826
2019	$11,461	$11,283
2019	$11,521	$11,267
2019	$12,357	$12,107
2020	$11,712	$11,543
2020	$11,100	$10,935
2020	$8,816	$9,251
2020	$9,843	$10,098
2020	$10,090	$10,176
2020	$10,973	$10,924
2020	$11,873	$11,900
2020	$12,250	$12,163
2020	$12,105	$11,969
2020	$12,395	$12,215
2020	$13,664	$13,345
2020	$14,746	$14,326
2021	$15,053	$14,766
2021	$15,504	$14,878
2021	$15,104	$14,654
2021	$15,189	$15,018
2021	$15,309	$15,367
2021	$15,138	$15,393
2021	$14,056	$14,357
2021	$14,184	$14,733
2021	$13,381	$14,148
2021	$13,637	$14,288
2021	$12,988	$13,705
2021	$13,251	$13,963
2022	$13,096	$13,699
2022	$12,390	$13,290
2022	$12,072	$12,989
2022	$11,280	$12,267
2022	$11,599	$12,321
2022	$10,764	$11,502
2022	$10,712	$11,473
2022	$10,549	$11,521
2022	$9,275	$10,171
2022	$8,914	$9,856
2022	$10,428	$11,317
2022	$10,255	$11,158
2023	$11,287	$12,039
2023	$10,541	$11,259
2023	$10,957	$11,600
2023	$10,688	$11,469
2023	$10,411	$11,276
2023	$10,940	$11,705
2023	$11,634	$12,434
2023	$10,810	$11,668
2023	$10,471	$11,362
2023	$9,951	$10,920
2023	$10,740	$11,794
2023	$11,243	$12,255
2024	$10,649	$11,686
2024	$11,217	$12,243
2024	$11,722	$12,546
2024	$11,412	$12,603
2024	$11,527	$12,673
2024	$11,864	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	8.45%	1.05%	1.72%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794
Holdings Count | Holding	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66
Advisory Fees Paid, Amount	$ 382,762
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$90,952,794
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$382,762

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	34.4%
Financials	24.9%
Consumer Discretionary	12.7%
Industrials	12.1%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	2.6%
Cash, Cash Equivalents and Repurchase Agreements	2.3%
Materials	1.3%
Health Care	1.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Samsung Electronics Co. Ltd.	5.9%
ICICI Bank Ltd., ADR	3.7%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	3.5%
Reliance Industries Ltd.	2.8%
HDFC Bank Ltd., ADR	2.8%
Trip.com Group Ltd., ADR	2.5%
Capitec Bank Holdings Ltd.	2.5%
MediaTek, Inc.	2.4%

C000069023
Shareholder Report [Line Items]
Fund Name	Lazard Developing Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LDMOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,813	$10,193
2014	$10,024	$10,422
2014	$9,155	$9,650
2014	$9,310	$9,764
2014	$9,115	$9,660
2014	$8,580	$9,215
2015	$8,284	$9,270
2015	$8,383	$9,558
2015	$8,259	$9,422
2015	$9,172	$10,147
2015	$8,827	$9,740
2015	$8,720	$9,486
2015	$8,078	$8,829
2015	$7,404	$8,030
2015	$7,223	$7,788
2015	$7,906	$8,344
2015	$7,667	$8,018
2015	$7,456	$7,839
2016	$6,961	$7,331
2016	$6,912	$7,319
2016	$7,859	$8,287
2016	$8,148	$8,332
2016	$7,867	$8,021
2016	$8,180	$8,342
2016	$8,469	$8,762
2016	$8,693	$8,980
2016	$8,973	$9,096
2016	$8,907	$9,117
2016	$8,602	$8,698
2016	$8,522	$8,717
2017	$9,069	$9,194
2017	$9,210	$9,475
2017	$9,658	$9,714
2017	$9,956	$9,927
2017	$10,122	$10,221
2017	$10,147	$10,324
2017	$10,752	$10,939
2017	$11,150	$11,183
2017	$11,258	$11,138
2017	$11,540	$11,529
2017	$11,606	$11,552
2017	$11,979	$11,967
2018	$12,675	$12,964
2018	$12,203	$12,366
2018	$12,045	$12,136
2018	$11,772	$12,083
2018	$11,457	$11,655
2018	$10,876	$11,172
2018	$11,150	$11,417
2018	$10,519	$11,109
2018	$10,402	$11,050
2018	$9,551	$10,088
2018	$9,926	$10,503
2018	$9,484	$10,224
2019	$10,469	$11,120
2019	$10,669	$11,144
2019	$10,895	$11,238
2019	$11,129	$11,475
2019	$10,277	$10,642
2019	$11,053	$11,306
2019	$10,828	$11,168
2019	$10,391	$10,623
2019	$10,708	$10,826
2019	$11,243	$11,283
2019	$11,301	$11,267
2019	$12,120	$12,107
2020	$11,485	$11,543
2020	$10,875	$10,935
2020	$8,637	$9,251
2020	$9,639	$10,098
2020	$9,881	$10,176
2020	$10,742	$10,924
2020	$11,619	$11,900
2020	$11,989	$12,163
2020	$11,847	$11,969
2020	$12,123	$12,215
2020	$13,363	$13,345
2020	$14,419	$14,326
2021	$14,712	$14,766
2021	$15,157	$14,878
2021	$14,763	$14,654
2021	$14,847	$15,018
2021	$14,955	$15,367
2021	$14,788	$15,393
2021	$13,724	$14,357
2021	$13,841	$14,733
2021	$13,060	$14,148
2021	$13,312	$14,288
2021	$12,673	$13,705
2021	$12,924	$13,963
2022	$12,772	$13,699
2022	$12,080	$13,290
2022	$11,768	$12,989
2022	$10,991	$12,267
2022	$11,295	$12,321
2022	$10,485	$11,502
2022	$10,434	$11,473
2022	$10,274	$11,521
2022	$9,024	$10,171
2022	$8,678	$9,856
2022	$10,147	$11,317
2022	$9,977	$11,158
2023	$10,979	$12,039
2023	$10,248	$11,259
2023	$10,647	$11,600
2023	$10,393	$11,469
2023	$10,121	$11,276
2023	$10,630	$11,705
2023	$11,310	$12,434
2023	$10,503	$11,668
2023	$10,172	$11,362
2023	$9,663	$10,920
2023	$10,427	$11,794
2023	$10,908	$12,255
2024	$10,328	$11,686
2024	$10,882	$12,243
2024	$11,368	$12,546
2024	$11,064	$12,603
2024	$11,177	$12,673
2024	$11,498	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	8.16%	0.79%	1.41%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794	$ 90,952,794
Holdings Count | Holding	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66	66
Advisory Fees Paid, Amount	$ 382,762
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$90,952,794
# of Portfolio Holdings	66
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$382,762

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	34.4%
Financials	24.9%
Consumer Discretionary	12.7%
Industrials	12.1%
Communication Services	5.2%
Energy	4.5%
Consumer Staples	2.6%
Cash, Cash Equivalents and Repurchase Agreements	2.3%
Materials	1.3%
Health Care	1.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Samsung Electronics Co. Ltd.	5.9%
ICICI Bank Ltd., ADR	3.7%
Tencent Holdings Ltd.	3.7%
SK Hynix, Inc.	3.5%
Reliance Industries Ltd.	2.8%
HDFC Bank Ltd., ADR	2.8%
Trip.com Group Ltd., ADR	2.5%
Capitec Bank Holdings Ltd.	2.5%
MediaTek, Inc.	2.4%

C000132106
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	ECEIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,952	$10,193
2014	$10,267	$10,422
2014	$9,609	$9,650
2014	$9,809	$9,764
2014	$9,724	$9,660
2014	$9,254	$9,215
2015	$9,292	$9,270
2015	$9,552	$9,558
2015	$9,523	$9,422
2015	$10,033	$10,147
2015	$10,043	$9,740
2015	$9,725	$9,486
2015	$9,177	$8,829
2015	$8,378	$8,030
2015	$8,225	$7,788
2015	$8,811	$8,344
2015	$8,552	$8,018
2015	$8,295	$7,839
2016	$7,803	$7,331
2016	$7,591	$7,319
2016	$8,276	$8,287
2016	$8,237	$8,332
2016	$8,131	$8,021
2016	$8,459	$8,342
2016	$8,720	$8,762
2016	$8,942	$8,980
2016	$9,106	$9,096
2016	$8,961	$9,117
2016	$8,517	$8,698
2016	$8,583	$8,717
2017	$9,137	$9,194
2017	$9,283	$9,475
2017	$9,623	$9,714
2017	$9,895	$9,927
2017	$10,148	$10,221
2017	$10,303	$10,324
2017	$10,964	$10,939
2017	$11,258	$11,183
2017	$11,384	$11,138
2017	$11,666	$11,529
2017	$11,715	$11,552
2017	$12,046	$11,967
2018	$12,947	$12,964
2018	$12,310	$12,366
2018	$12,144	$12,136
2018	$11,830	$12,083
2018	$11,370	$11,655
2018	$11,037	$11,172
2018	$11,311	$11,417
2018	$10,833	$11,109
2018	$10,706	$11,050
2018	$9,854	$10,088
2018	$10,246	$10,503
2018	$9,863	$10,224
2019	$10,850	$11,120
2019	$10,811	$11,144
2019	$10,930	$11,238
2019	$11,180	$11,475
2019	$10,402	$10,642
2019	$11,080	$11,306
2019	$10,920	$11,168
2019	$10,382	$10,623
2019	$10,681	$10,826
2019	$11,070	$11,283
2019	$11,120	$11,267
2019	$11,993	$12,107
2020	$11,321	$11,543
2020	$10,762	$10,935
2020	$8,677	$9,251
2020	$9,368	$10,098
2020	$9,582	$10,176
2020	$10,213	$10,924
2020	$11,159	$11,900
2020	$11,369	$12,163
2020	$11,176	$11,969
2020	$11,379	$12,215
2020	$12,489	$13,345
2020	$13,429	$14,326
2021	$13,767	$14,766
2021	$13,992	$14,878
2021	$13,685	$14,654
2021	$13,767	$15,018
2021	$13,930	$15,367
2021	$13,900	$15,393
2021	$12,989	$14,357
2021	$12,971	$14,733
2021	$12,326	$14,148
2021	$12,520	$14,288
2021	$11,844	$13,705
2021	$11,923	$13,963
2022	$11,800	$13,699
2022	$11,026	$13,290
2022	$10,758	$12,989
2022	$10,026	$12,267
2022	$10,149	$12,321
2022	$9,345	$11,502
2022	$9,541	$11,473
2022	$9,481	$11,521
2022	$8,388	$10,171
2022	$8,449	$9,856
2022	$9,687	$11,317
2022	$9,345	$11,158
2023	$10,324	$12,039
2023	$9,671	$11,259
2023	$10,082	$11,600
2023	$9,956	$11,469
2023	$9,787	$11,276
2023	$10,209	$11,705
2023	$10,735	$12,434
2023	$9,997	$11,668
2023	$9,701	$11,362
2023	$9,459	$10,920
2023	$10,112	$11,794
2023	$10,493	$12,255
2024	$10,129	$11,686
2024	$10,600	$12,243
2024	$10,889	$12,546
2024	$10,867	$12,603
2024	$11,060	$12,673
2024	$11,434	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	12.00%	0.63%	1.35%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150
Holdings Count | Holding	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74
Advisory Fees Paid, Amount	$ 478,900
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$116,299,150
# of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$478,900

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	24.2%
Financials	22.7%
Consumer Discretionary	13.0%
Energy	8.2%
Industrials	7.6%
Consumer Staples	7.2%
Communication Services	6.7%
Materials	5.3%
Health Care	2.6%
Real Estate	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.0%
Reliance Industries Ltd.	2.9%
Alibaba Group Holding Ltd., ADR	2.8%
HDFC Bank Ltd., ADR	2.6%
ADNOC Drilling Co. PJSC	2.5%
MediaTek, Inc.	2.2%

C000132107
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	Open Shares
Trading Symbol	ECEOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$9,952	$10,193
2014	$10,258	$10,422
2014	$9,599	$9,650
2014	$9,799	$9,764
2014	$9,713	$9,660
2014	$9,242	$9,215
2015	$9,271	$9,270
2015	$9,521	$9,558
2015	$9,492	$9,422
2015	$10,001	$10,147
2015	$10,001	$9,740
2015	$9,675	$9,486
2015	$9,137	$8,829
2015	$8,339	$8,030
2015	$8,186	$7,788
2015	$8,762	$8,344
2015	$8,503	$8,018
2015	$8,243	$7,839
2016	$7,753	$7,331
2016	$7,542	$7,319
2016	$8,224	$8,287
2016	$8,186	$8,332
2016	$8,070	$8,021
2016	$8,397	$8,342
2016	$8,656	$8,762
2016	$8,868	$8,980
2016	$9,031	$9,096
2016	$8,887	$9,117
2016	$8,445	$8,698
2016	$8,504	$8,717
2017	$9,045	$9,194
2017	$9,199	$9,475
2017	$9,527	$9,714
2017	$9,798	$9,927
2017	$10,049	$10,221
2017	$10,194	$10,324
2017	$10,840	$10,939
2017	$11,122	$11,183
2017	$11,248	$11,138
2017	$11,527	$11,529
2017	$11,576	$11,552
2017	$11,889	$11,967
2018	$12,781	$12,964
2018	$12,141	$12,366
2018	$11,976	$12,136
2018	$11,657	$12,083
2018	$11,201	$11,655
2018	$10,872	$11,172
2018	$11,133	$11,417
2018	$10,661	$11,109
2018	$10,535	$11,050
2018	$9,691	$10,088
2018	$10,069	$10,503
2018	$9,698	$10,224
2019	$10,670	$11,120
2019	$10,621	$11,144
2019	$10,739	$11,238
2019	$10,975	$11,475
2019	$10,209	$10,642
2019	$10,867	$11,306
2019	$10,710	$11,168
2019	$10,179	$10,623
2019	$10,464	$10,826
2019	$10,847	$11,283
2019	$10,897	$11,267
2019	$11,742	$12,107
2020	$11,083	$11,543
2020	$10,534	$10,935
2020	$8,487	$9,251
2020	$9,166	$10,098
2020	$9,376	$10,176
2020	$9,985	$10,924
2020	$10,903	$11,900
2020	$11,110	$12,163
2020	$10,930	$11,969
2020	$11,110	$12,215
2020	$12,199	$13,345
2020	$13,112	$14,326
2021	$13,442	$14,766
2021	$13,662	$14,878
2021	$13,352	$14,654
2021	$13,432	$15,018
2021	$13,582	$15,367
2021	$13,552	$15,393
2021	$12,661	$14,357
2021	$12,644	$14,733
2021	$12,002	$14,148
2021	$12,192	$14,288
2021	$11,541	$13,705
2021	$11,600	$13,963
2022	$11,479	$13,699
2022	$10,725	$13,290
2022	$10,463	$12,989
2022	$9,749	$12,267
2022	$9,870	$12,321
2022	$9,085	$11,502
2022	$9,276	$11,473
2022	$9,218	$11,521
2022	$8,141	$10,171
2022	$8,212	$9,856
2022	$9,409	$11,317
2022	$9,071	$11,158
2023	$10,024	$12,039
2023	$9,379	$11,259
2023	$9,778	$11,600
2023	$9,655	$11,469
2023	$9,491	$11,276
2023	$9,901	$11,705
2023	$10,404	$12,434
2023	$9,695	$11,668
2023	$9,408	$11,362
2023	$9,162	$10,920
2023	$9,787	$11,794
2023	$10,164	$12,255
2024	$9,811	$11,686
2024	$10,257	$12,243
2024	$10,548	$12,546
2024	$10,517	$12,603
2024	$10,693	$12,673
2024	$11,067	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	11.77%	0.37%	1.02%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150
Holdings Count | Holding	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74
Advisory Fees Paid, Amount	$ 478,900
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$116,299,150
# of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$478,900

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	24.2%
Financials	22.7%
Consumer Discretionary	13.0%
Energy	8.2%
Industrials	7.6%
Consumer Staples	7.2%
Communication Services	6.7%
Materials	5.3%
Health Care	2.6%
Real Estate	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.0%
Reliance Industries Ltd.	2.9%
Alibaba Group Holding Ltd., ADR	2.8%
HDFC Bank Ltd., ADR	2.6%
ADNOC Drilling Co. PJSC	2.5%
MediaTek, Inc.	2.2%

C000136816
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Core Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/6/18
R6 Shares	12.14%	0.67%	(0.67%)
MSCI Emerging Markets Index	12.55%	3.10%	1.44%

Performance Inception Date									Apr. 06, 2018
AssetsNet	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150	$ 116,299,150
Holdings Count | Holding	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74	74
Advisory Fees Paid, Amount	$ 478,900
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$116,299,150
# of Portfolio Holdings	74
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$478,900

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	24.2%
Financials	22.7%
Consumer Discretionary	13.0%
Energy	8.2%
Industrials	7.6%
Consumer Staples	7.2%
Communication Services	6.7%
Materials	5.3%
Health Care	2.6%
Real Estate	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Tencent Holdings Ltd.	5.1%
Samsung Electronics Co. Ltd.	4.3%
SK Hynix, Inc.	3.0%
Reliance Industries Ltd.	2.9%
Alibaba Group Holding Ltd., ADR	2.8%
HDFC Bank Ltd., ADR	2.6%
ADNOC Drilling Co. PJSC	2.5%
MediaTek, Inc.	2.2%

C000156252
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	LEAIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,710	$9,740
2015	$9,070	$9,065
2015	$8,360	$8,245
2015	$8,220	$7,996
2015	$8,740	$8,567
2015	$8,430	$8,233
2015	$8,203	$8,049
2016	$7,795	$7,527
2016	$7,714	$7,515
2016	$8,671	$8,509
2016	$8,660	$8,555
2016	$8,426	$8,236
2016	$8,793	$8,565
2016	$9,149	$8,996
2016	$9,392	$9,220
2016	$9,545	$9,339
2016	$9,535	$9,361
2016	$9,056	$8,931
2016	$9,009	$8,950
2017	$9,599	$9,440
2017	$9,847	$9,729
2017	$10,157	$9,974
2017	$10,426	$10,192
2017	$10,778	$10,494
2017	$11,016	$10,600
2017	$11,698	$11,232
2017	$12,029	$11,482
2017	$12,060	$11,436
2017	$12,371	$11,838
2017	$12,453	$11,861
2017	$12,840	$12,287
2018	$13,897	$13,311
2018	$13,216	$12,697
2018	$13,143	$12,461
2018	$12,871	$12,406
2018	$12,599	$11,967
2018	$12,023	$11,470
2018	$12,212	$11,723
2018	$11,950	$11,406
2018	$11,908	$11,346
2018	$10,810	$10,357
2018	$11,207	$10,784
2018	$10,756	$10,497
2019	$11,850	$11,417
2019	$11,786	$11,442
2019	$11,957	$11,538
2019	$12,161	$11,781
2019	$11,303	$10,926
2019	$12,032	$11,608
2019	$11,818	$11,466
2019	$11,399	$10,907
2019	$11,635	$11,115
2019	$12,075	$11,584
2019	$12,054	$11,568
2019	$12,954	$12,431
2020	$12,266	$11,852
2020	$11,795	$11,227
2020	$9,893	$9,498
2020	$10,702	$10,368
2020	$10,997	$10,448
2020	$11,642	$11,216
2020	$12,845	$12,219
2020	$13,126	$12,489
2020	$12,896	$12,289
2020	$13,169	$12,542
2020	$14,154	$13,702
2020	$15,208	$14,709
2021	$15,771	$15,161
2021	$15,991	$15,276
2021	$16,002	$15,045
2021	$16,399	$15,420
2021	$16,554	$15,778
2021	$16,874	$15,804
2021	$15,826	$14,741
2021	$15,942	$15,127
2021	$15,252	$14,526
2021	$15,508	$14,670
2021	$14,817	$14,072
2021	$15,354	$14,336
2022	$15,187	$14,065
2022	$14,543	$13,645
2022	$14,185	$13,336
2022	$13,339	$12,595
2022	$13,613	$12,650
2022	$12,660	$11,809
2022	$12,612	$11,780
2022	$12,458	$11,829
2022	$11,082	$10,443
2022	$10,783	$10,119
2022	$12,518	$11,620
2022	$12,128	$11,456
2023	$13,250	$12,361
2023	$12,461	$11,560
2023	$12,929	$11,910
2023	$12,794	$11,775
2023	$12,584	$11,578
2023	$13,090	$12,018
2023	$13,817	$12,766
2023	$13,062	$11,980
2023	$12,803	$11,666
2023	$12,359	$11,212
2023	$13,198	$12,109
2023	$13,661	$12,583
2024	$13,335	$11,999
2024	$14,164	$12,570
2024	$14,428	$12,882
2024	$14,441	$12,940
2024	$14,755	$13,012
2024	$15,195	$13,520

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	16.08%	4.78%	4.71%
MSCI Emerging Markets Index	12.55%	3.10%	3.38%

Performance Inception Date															May 29, 2015
AssetsNet	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321
Holdings Count | Holding	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278
Advisory Fees Paid, Amount	$ 409,251
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$134,306,321
# of Portfolio Holdings	278
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$409,251

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	25.6%
Financials	21.2%
Consumer Discretionary	11.9%
Communication Services	8.7%
Industrials	7.8%
Materials	6.3%
Energy	4.8%
Health Care	4.5%
Consumer Staples	4.3%
Utilities	2.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co. Ltd., GDR	3.9%
Alibaba Group Holding Ltd.	2.0%
MediaTek, Inc.	1.9%
Kia Corp.	1.6%
China Construction Bank Corp., Class H	1.4%
PDD Holdings, Inc., ADR	1.3%
State Bank of India, GDR	1.3%
Delta Electronics, Inc.	1.3%

C000156253
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	LEAOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,710	$9,740
2015	$9,060	$9,065
2015	$8,360	$8,245
2015	$8,210	$7,996
2015	$8,730	$8,567
2015	$8,420	$8,233
2015	$8,187	$8,049
2016	$7,781	$7,527
2016	$7,699	$7,515
2016	$8,654	$8,509
2016	$8,634	$8,555
2016	$8,400	$8,236
2016	$8,766	$8,565
2016	$9,111	$8,996
2016	$9,354	$9,220
2016	$9,507	$9,339
2016	$9,496	$9,361
2016	$9,018	$8,931
2016	$8,965	$8,950
2017	$9,552	$9,440
2017	$9,799	$9,729
2017	$10,098	$9,974
2017	$10,365	$10,192
2017	$10,715	$10,494
2017	$10,942	$10,600
2017	$11,621	$11,232
2017	$11,950	$11,482
2017	$11,981	$11,436
2017	$12,280	$11,838
2017	$12,362	$11,861
2017	$12,739	$12,287
2018	$13,788	$13,311
2018	$13,103	$12,697
2018	$13,030	$12,461
2018	$12,760	$12,406
2018	$12,490	$11,967
2018	$11,919	$11,470
2018	$12,106	$11,723
2018	$11,836	$11,406
2018	$11,794	$11,346
2018	$10,704	$10,357
2018	$11,099	$10,784
2018	$10,650	$10,497
2019	$11,722	$11,417
2019	$11,658	$11,442
2019	$11,828	$11,538
2019	$12,019	$11,781
2019	$11,170	$10,926
2019	$11,891	$11,608
2019	$11,679	$11,466
2019	$11,255	$10,907
2019	$11,488	$11,115
2019	$11,913	$11,584
2019	$11,902	$11,568
2019	$12,777	$12,431
2020	$12,098	$11,852
2020	$11,634	$11,227
2020	$9,747	$9,498
2020	$10,556	$10,368
2020	$10,836	$10,448
2020	$11,472	$11,216
2020	$12,658	$12,219
2020	$12,924	$12,489
2020	$12,698	$12,289
2020	$12,968	$12,542
2020	$13,928	$13,702
2020	$14,962	$14,709
2021	$15,516	$15,161
2021	$15,722	$15,276
2021	$15,733	$15,045
2021	$16,123	$15,420
2021	$16,264	$15,778
2021	$16,579	$15,804
2021	$15,548	$14,741
2021	$15,663	$15,127
2021	$14,972	$14,526
2021	$15,224	$14,670
2021	$14,545	$14,072
2021	$15,056	$14,336
2022	$14,893	$14,065
2022	$14,250	$13,645
2022	$13,911	$13,336
2022	$13,069	$12,595
2022	$13,338	$12,650
2022	$12,391	$11,809
2022	$12,344	$11,780
2022	$12,194	$11,829
2022	$10,856	$10,443
2022	$10,551	$10,119
2022	$12,253	$11,620
2022	$11,863	$11,456
2023	$12,961	$12,361
2023	$12,189	$11,560
2023	$12,635	$11,910
2023	$12,514	$11,775
2023	$12,297	$11,578
2023	$12,792	$12,018
2023	$13,503	$12,766
2023	$12,753	$11,980
2023	$12,499	$11,666
2023	$12,065	$11,212
2023	$12,885	$12,109
2023	$13,330	$12,583
2024	$12,999	$11,999
2024	$13,808	$12,570
2024	$14,066	$12,882
2024	$14,066	$12,940
2024	$14,373	$13,012
2024	$14,802	$13,520

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Open Shares	15.71%	4.48%	4.41%
MSCI Emerging Markets Index	12.55%	3.10%	3.38%

Performance Inception Date															May 29, 2015
AssetsNet	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321
Holdings Count | Holding	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278
Advisory Fees Paid, Amount	$ 409,251
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$134,306,321
# of Portfolio Holdings	278
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$409,251

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	25.6%
Financials	21.2%
Consumer Discretionary	11.9%
Communication Services	8.7%
Industrials	7.8%
Materials	6.3%
Energy	4.8%
Health Care	4.5%
Consumer Staples	4.3%
Utilities	2.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co. Ltd., GDR	3.9%
Alibaba Group Holding Ltd.	2.0%
MediaTek, Inc.	1.9%
Kia Corp.	1.6%
China Construction Bank Corp., Class H	1.4%
PDD Holdings, Inc., ADR	1.3%
State Bank of India, GDR	1.3%
Delta Electronics, Inc.	1.3%

C000156254
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Advantage Portfolio
Class Name	R6 Shares
Trading Symbol	READX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/23
R6 Shares	16.24%	14.56%
MSCI Emerging Markets Index	12.55%	10.78%

Performance Inception Date		Feb. 22, 2023
AssetsNet	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321	$ 134,306,321
Holdings Count | Holding	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278	278
Advisory Fees Paid, Amount	$ 409,251
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$134,306,321
# of Portfolio Holdings	278
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$409,251

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Information Technology	25.6%
Financials	21.2%
Consumer Discretionary	11.9%
Communication Services	8.7%
Industrials	7.8%
Materials	6.3%
Energy	4.8%
Health Care	4.5%
Consumer Staples	4.3%
Utilities	2.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	4.1%
Samsung Electronics Co. Ltd., GDR	3.9%
Alibaba Group Holding Ltd.	2.0%
MediaTek, Inc.	1.9%
Kia Corp.	1.6%
China Construction Bank Corp., Class H	1.4%
PDD Holdings, Inc., ADR	1.3%
State Bank of India, GDR	1.3%
Delta Electronics, Inc.	1.3%

C000028361
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZEMX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$10,113	$10,193
2014	$10,320	$10,422
2014	$9,410	$9,650
2014	$9,647	$9,764
2014	$9,499	$9,660
2014	$8,779	$9,215
2015	$8,728	$9,270
2015	$8,928	$9,558
2015	$8,611	$9,422
2015	$9,208	$10,147
2015	$8,866	$9,740
2015	$8,688	$9,486
2015	$8,228	$8,829
2015	$7,415	$8,030
2015	$7,031	$7,788
2015	$7,528	$8,344
2015	$7,338	$8,018
2015	$7,010	$7,839
2016	$6,817	$7,331
2016	$6,686	$7,319
2016	$7,620	$8,287
2016	$7,850	$8,332
2016	$7,552	$8,021
2016	$7,985	$8,342
2016	$8,361	$8,762
2016	$8,482	$8,980
2016	$8,692	$9,096
2016	$8,744	$9,117
2016	$8,256	$8,698
2016	$8,448	$8,717
2017	$8,866	$9,194
2017	$9,110	$9,475
2017	$9,327	$9,714
2017	$9,496	$9,927
2017	$9,575	$10,221
2017	$9,528	$10,324
2017	$10,047	$10,939
2017	$10,257	$11,183
2017	$10,177	$11,138
2017	$10,416	$11,529
2017	$10,390	$11,552
2017	$10,815	$11,967
2018	$11,701	$12,964
2018	$11,182	$12,366
2018	$11,036	$12,136
2018	$10,707	$12,083
2018	$9,988	$11,655
2018	$9,535	$11,172
2018	$9,821	$11,417
2018	$9,298	$11,109
2018	$9,379	$11,050
2018	$8,891	$10,088
2018	$9,184	$10,503
2018	$8,858	$10,224
2019	$9,884	$11,120
2019	$9,581	$11,144
2019	$9,526	$11,238
2019	$9,741	$11,475
2019	$9,305	$10,642
2019	$9,780	$11,306
2019	$9,576	$11,168
2019	$9,074	$10,623
2019	$9,408	$10,826
2019	$9,759	$11,283
2019	$9,753	$11,267
2019	$10,457	$12,107
2020	$9,812	$11,543
2020	$9,144	$10,935
2020	$7,311	$9,251
2020	$7,831	$10,098
2020	$7,984	$10,176
2020	$8,222	$10,924
2020	$8,657	$11,900
2020	$8,569	$12,163
2020	$8,431	$11,969
2020	$8,426	$12,215
2020	$9,625	$13,345
2020	$10,452	$14,326
2021	$10,487	$14,766
2021	$10,690	$14,878
2021	$10,974	$14,654
2021	$11,095	$15,018
2021	$11,652	$15,367
2021	$11,582	$15,393
2021	$11,095	$14,357
2021	$11,388	$14,733
2021	$11,051	$14,148
2021	$11,075	$14,288
2021	$10,591	$13,705
2021	$11,015	$13,963
2022	$11,240	$13,699
2022	$10,747	$13,290
2022	$10,571	$12,989
2022	$10,030	$12,267
2022	$10,358	$12,321
2022	$9,355	$11,502
2022	$9,453	$11,473
2022	$9,325	$11,521
2022	$8,346	$10,171
2022	$8,444	$9,856
2022	$9,635	$11,317
2022	$9,378	$11,158
2023	$10,214	$12,039
2023	$9,854	$11,259
2023	$10,118	$11,600
2023	$10,208	$11,469
2023	$9,989	$11,276
2023	$10,620	$11,705
2023	$11,064	$12,434
2023	$10,581	$11,668
2023	$10,485	$11,362
2023	$10,279	$10,920
2023	$11,006	$11,794
2023	$11,477	$12,255
2024	$11,083	$11,686
2024	$11,571	$12,243
2024	$11,758	$12,546
2024	$11,831	$12,603
2024	$12,119	$12,673
2024	$12,426	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	17.01%	4.91%	2.20%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729
Holdings Count | Holding	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 13,500,385
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,866,820,729
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$13,500,385

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	25.7%
Information Technology	21.6%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	7.2%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.7%
Cash, Cash Equivalents and Repurchase Agreements	4.0%
Health Care	3.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
China Construction Bank Corp., Class H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.0%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

C000028360
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZOEX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI Emerging Markets Index
2014	$10,000	$10,000
2014	$10,105	$10,193
2014	$10,317	$10,422
2014	$9,400	$9,650
2014	$9,637	$9,764
2014	$9,487	$9,660
2014	$8,764	$9,215
2015	$8,714	$9,270
2015	$8,908	$9,558
2015	$8,590	$9,422
2015	$9,186	$10,147
2015	$8,838	$9,740
2015	$8,660	$9,486
2015	$8,198	$8,829
2015	$7,388	$8,030
2015	$7,004	$7,788
2015	$7,503	$8,344
2015	$7,308	$8,018
2015	$6,982	$7,839
2016	$6,785	$7,331
2016	$6,654	$7,319
2016	$7,583	$8,287
2016	$7,811	$8,332
2016	$7,513	$8,021
2016	$7,942	$8,342
2016	$8,316	$8,762
2016	$8,428	$8,980
2016	$8,636	$9,096
2016	$8,687	$9,117
2016	$8,199	$8,698
2016	$8,390	$8,717
2017	$8,799	$9,194
2017	$9,045	$9,475
2017	$9,260	$9,714
2017	$9,423	$9,927
2017	$9,500	$10,221
2017	$9,449	$10,324
2017	$9,965	$10,939
2017	$10,168	$11,183
2017	$10,091	$11,138
2017	$10,327	$11,529
2017	$10,296	$11,552
2017	$10,717	$11,967
2018	$11,591	$12,964
2018	$11,076	$12,366
2018	$10,925	$12,136
2018	$10,597	$12,083
2018	$9,885	$11,655
2018	$9,432	$11,172
2018	$9,713	$11,417
2018	$9,194	$11,109
2018	$9,272	$11,050
2018	$8,786	$10,088
2018	$9,074	$10,503
2018	$8,754	$10,224
2019	$9,766	$11,120
2019	$9,464	$11,144
2019	$9,406	$11,238
2019	$9,617	$11,475
2019	$9,188	$10,642
2019	$9,654	$11,306
2019	$9,448	$11,168
2019	$8,950	$10,623
2019	$9,276	$10,826
2019	$9,624	$11,283
2019	$9,618	$11,267
2019	$10,306	$12,107
2020	$9,672	$11,543
2020	$9,012	$10,935
2020	$7,197	$9,251
2020	$7,712	$10,098
2020	$7,858	$10,176
2020	$8,091	$10,924
2020	$8,519	$11,900
2020	$8,429	$12,163
2020	$8,292	$11,969
2020	$8,292	$12,215
2020	$9,467	$13,345
2020	$10,277	$14,326
2021	$10,304	$14,766
2021	$10,503	$14,878
2021	$10,785	$14,654
2021	$10,896	$15,018
2021	$11,443	$15,367
2021	$11,371	$15,393
2021	$10,890	$14,357
2021	$11,174	$14,733
2021	$10,848	$14,148
2021	$10,865	$14,288
2021	$10,387	$13,705
2021	$10,804	$13,963
2022	$11,018	$13,699
2022	$10,533	$13,290
2022	$10,359	$12,989
2022	$9,828	$12,267
2022	$10,151	$12,321
2022	$9,163	$11,502
2022	$9,261	$11,473
2022	$9,134	$11,521
2022	$8,169	$10,171
2022	$8,268	$9,856
2022	$9,429	$11,317
2022	$9,173	$11,158
2023	$9,990	$12,039
2023	$9,630	$11,259
2023	$9,892	$11,600
2023	$9,977	$11,469
2023	$9,758	$11,276
2023	$10,379	$11,705
2023	$10,806	$12,434
2023	$10,337	$11,668
2023	$10,239	$11,362
2023	$10,032	$10,920
2023	$10,745	$11,794
2023	$11,194	$12,255
2024	$10,809	$11,686
2024	$11,288	$12,243
2024	$11,465	$12,546
2024	$11,534	$12,603
2024	$11,812	$12,673
2024	$12,108	$13,170

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	16.65%	4.63%	1.93%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

AssetsNet	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729
Holdings Count | Holding	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 13,500,385
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,866,820,729
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$13,500,385

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	25.7%
Information Technology	21.6%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	7.2%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.7%
Cash, Cash Equivalents and Repurchase Agreements	4.0%
Health Care	3.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
China Construction Bank Corp., Class H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.0%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

C000134185
Shareholder Report [Line Items]
Fund Name	Lazard Emerging Markets Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLEMX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/19/15
R6 Shares	17.00%	4.92%	3.70%
MSCI Emerging Markets Index	12.55%	3.10%	3.83%

Performance Inception Date																			Jan. 19, 2015
AssetsNet	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729	$ 2,866,820,729
Holdings Count | Holding	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82	82
Advisory Fees Paid, Amount	$ 13,500,385
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,866,820,729
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$13,500,385

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	25.7%
Information Technology	21.6%
Consumer Discretionary	9.9%
Communication Services	9.0%
Industrials	7.2%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.7%
Cash, Cash Equivalents and Repurchase Agreements	4.0%
Health Care	3.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
China Construction Bank Corp., Class H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.0%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

C000193735
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Institutional Shares
Trading Symbol	LZFIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index
2017	$10,000	$10,000
2017	$10,000	$10,000
2017	$9,950	$10,189
2017	$10,390	$10,410
2017	$10,425	$10,551
2018	$11,038	$11,108
2018	$10,475	$10,648
2018	$10,284	$10,416
2018	$10,706	$10,535
2018	$10,626	$10,602
2018	$10,576	$10,596
2018	$10,786	$10,927
2018	$10,880	$11,063
2018	$11,001	$11,125
2018	$10,668	$10,308
2018	$10,940	$10,425
2018	$9,893	$9,633
2019	$10,699	$10,383
2019	$10,945	$10,695
2019	$10,609	$10,835
2019	$11,437	$11,220
2019	$10,497	$10,573
2019	$11,169	$11,269
2019	$11,169	$11,326
2019	$10,650	$11,093
2019	$11,323	$11,330
2019	$11,547	$11,617
2019	$11,794	$11,942
2019	$12,040	$12,300
2020	$11,590	$12,225
2020	$10,323	$11,192
2020	$8,027	$9,711
2020	$9,104	$10,772
2020	$9,495	$11,292
2020	$9,518	$11,591
2020	$9,944	$12,145
2020	$10,148	$12,956
2020	$9,982	$12,509
2020	$9,888	$12,125
2020	$11,676	$13,676
2020	$12,178	$14,256
2021	$12,142	$14,115
2021	$12,381	$14,476
2021	$13,172	$14,958
2021	$13,771	$15,654
2021	$14,561	$15,879
2021	$14,238	$16,116
2021	$14,202	$16,404
2021	$14,334	$16,813
2021	$14,046	$16,115
2021	$14,286	$17,027
2021	$13,902	$16,654
2021	$14,949	$17,366
2022	$14,728	$16,447
2022	$15,019	$16,031
2022	$15,684	$16,470
2022	$14,963	$15,101
2022	$15,310	$15,113
2022	$13,868	$13,805
2022	$14,395	$14,901
2022	$13,925	$14,278
2022	$12,511	$12,950
2022	$13,657	$13,880
2022	$14,689	$14,845
2022	$14,171	$14,214
2023	$15,547	$15,220
2023	$15,219	$14,855
2023	$15,313	$15,314
2023	$15,797	$15,582
2023	$15,140	$15,426
2023	$16,095	$16,359
2023	$16,454	$16,909
2023	$16,063	$16,505
2023	$15,313	$15,793
2023	$14,515	$15,335
2023	$15,844	$16,774
2023	$16,821	$17,597
2024	$16,515	$17,809
2024	$16,838	$18,564
2024	$17,008	$19,159
2024	$16,089	$18,449
2024	$16,379	$19,273
2024	$16,072	$19,658

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	(0.14%)	7.55%	7.28%
MSCI World Index	20.19%	11.78%	10.53%

Performance Inception Date										Sep. 29, 2017
AssetsNet	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778
Holdings Count | Holding	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29
Advisory Fees Paid, Amount	$ 656,350
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$174,281,778
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$656,350

Holdings [Text Block]

Top Sectors (% of Net Assets)

Utilities	23.5%
Health Care	16.9%
Consumer Discretionary	14.1%
Financials	11.4%
Industrials	9.6%
Communication Services	8.8%
Information Technology	8.4%
Consumer Staples	6.0%
Cash, Cash Equivalents and Repurchase Agreements	0.6%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	6.8%
CVS Health Corp.	6.4%
International Game Technology PLC	6.4%
Nexi SpA	6.3%
Omnicom Group, Inc.	6.0%
Dentsply Sirona, Inc.	5.0%
Snam SpA	4.9%
H&R Block, Inc.	4.6%
Cognizant Technology Solutions Corp., Class A	4.2%
Cisco Systems, Inc.	4.2%

C000193736
Shareholder Report [Line Items]
Fund Name	Lazard Equity Franchise Portfolio
Class Name	Open Shares
Trading Symbol	LZFOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$58	1.20%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index
2017	$10,000	$10,000
2017	$10,000	$10,000
2017	$9,940	$10,189
2017	$10,380	$10,410
2017	$10,418	$10,551
2018	$11,031	$11,108
2018	$10,459	$10,648
2018	$10,268	$10,416
2018	$10,689	$10,535
2018	$10,599	$10,602
2018	$10,549	$10,596
2018	$10,760	$10,927
2018	$10,853	$11,063
2018	$10,964	$11,125
2018	$10,641	$10,308
2018	$10,914	$10,425
2018	$9,862	$9,633
2019	$10,665	$10,383
2019	$10,910	$10,695
2019	$10,564	$10,835
2019	$11,379	$11,220
2019	$10,453	$10,573
2019	$11,111	$11,269
2019	$11,122	$11,326
2019	$10,594	$11,093
2019	$11,253	$11,330
2019	$11,488	$11,617
2019	$11,723	$11,942
2019	$11,972	$12,300
2020	$11,513	$12,225
2020	$10,253	$11,192
2020	$7,981	$9,711
2020	$9,041	$10,772
2020	$9,441	$11,292
2020	$9,453	$11,591
2020	$9,876	$12,145
2020	$10,079	$12,956
2020	$9,914	$12,509
2020	$9,808	$12,125
2020	$11,574	$13,676
2020	$12,079	$14,256
2021	$12,032	$14,115
2021	$12,269	$14,476
2021	$13,053	$14,958
2021	$13,647	$15,654
2021	$14,419	$15,879
2021	$14,110	$16,116
2021	$14,063	$16,404
2021	$14,182	$16,813
2021	$13,896	$16,115
2021	$14,135	$17,027
2021	$13,741	$16,654
2021	$14,780	$17,366
2022	$14,560	$16,447
2022	$14,848	$16,031
2022	$15,507	$16,470
2022	$14,793	$15,101
2022	$15,123	$15,113
2022	$13,709	$13,805
2022	$14,231	$14,901
2022	$13,752	$14,278
2022	$12,353	$12,950
2022	$13,486	$13,880
2022	$14,494	$14,845
2022	$13,974	$14,214
2023	$15,348	$15,220
2023	$15,008	$14,855
2023	$15,101	$15,314
2023	$15,564	$15,582
2023	$14,931	$15,426
2023	$15,858	$16,359
2023	$16,213	$16,909
2023	$15,827	$16,505
2023	$15,086	$15,793
2023	$14,298	$15,335
2023	$15,611	$16,774
2023	$16,548	$17,597
2024	$16,263	$17,809
2024	$16,565	$18,564
2024	$16,732	$19,159
2024	$15,828	$18,449
2024	$16,096	$19,273
2024	$15,811	$19,658

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/17
Open Shares	(0.30%)	7.31%	7.02%
MSCI World Index	20.19%	11.78%	10.53%

Performance Inception Date										Sep. 29, 2017
AssetsNet	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778	$ 174,281,778
Holdings Count | Holding	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29	29
Advisory Fees Paid, Amount	$ 656,350
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$174,281,778
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$656,350

Holdings [Text Block]

Top Sectors (% of Net Assets)

Utilities	23.5%
Health Care	16.9%
Consumer Discretionary	14.1%
Financials	11.4%
Industrials	9.6%
Communication Services	8.8%
Information Technology	8.4%
Consumer Staples	6.0%
Cash, Cash Equivalents and Repurchase Agreements	0.6%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

National Grid PLC	6.8%
CVS Health Corp.	6.4%
International Game Technology PLC	6.4%
Nexi SpA	6.3%
Omnicom Group, Inc.	6.0%
Dentsply Sirona, Inc.	5.0%
Snam SpA	4.9%
H&R Block, Inc.	4.6%
Cognizant Technology Solutions Corp., Class A	4.2%
Cisco Systems, Inc.	4.2%

C000135644
Shareholder Report [Line Items]
Fund Name	Lazard Global Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	GESIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI
2014	$10,000	$10,000
2014	$9,749	$9,879
2014	$10,000	$10,097
2014	$9,769	$9,770
2014	$9,990	$9,839
2014	$10,241	$10,003
2014	$10,014	$9,810
2015	$9,742	$9,657
2015	$10,373	$10,195
2015	$10,237	$10,037
2015	$10,392	$10,328
2015	$10,470	$10,314
2015	$10,246	$10,072
2015	$10,489	$10,160
2015	$9,849	$9,463
2015	$9,567	$9,120
2015	$10,256	$9,836
2015	$10,295	$9,754
2015	$10,059	$9,579
2016	$9,602	$9,001
2016	$9,378	$8,939
2016	$10,011	$9,602
2016	$10,059	$9,743
2016	$10,273	$9,756
2016	$10,137	$9,697
2016	$10,556	$10,115
2016	$10,429	$10,149
2016	$10,605	$10,211
2016	$10,176	$10,038
2016	$10,225	$10,114
2016	$10,326	$10,333
2017	$10,640	$10,615
2017	$10,993	$10,913
2017	$11,170	$11,046
2017	$11,454	$11,219
2017	$11,797	$11,467
2017	$11,817	$11,518
2017	$12,101	$11,840
2017	$12,219	$11,884
2017	$12,464	$12,114
2017	$12,758	$12,365
2017	$13,053	$12,605
2017	$13,271	$12,808
2018	$13,953	$13,531
2018	$13,465	$12,962
2018	$13,343	$12,685
2018	$13,302	$12,806
2018	$13,455	$12,822
2018	$13,434	$12,753
2018	$13,923	$13,138
2018	$13,969	$13,241
2018	$14,000	$13,300
2018	$12,907	$12,304
2018	$13,203	$12,483
2018	$12,326	$11,603
2019	$13,147	$12,519
2019	$13,630	$12,854
2019	$13,967	$13,016
2019	$14,388	$13,455
2019	$13,778	$12,657
2019	$14,629	$13,486
2019	$14,640	$13,525
2019	$14,556	$13,205
2019	$14,608	$13,482
2019	$14,661	$13,851
2019	$14,976	$14,189
2019	$15,433	$14,689
2020	$15,497	$14,526
2020	$14,405	$13,353
2020	$12,635	$11,550
2020	$13,864	$12,788
2020	$14,373	$13,344
2020	$14,606	$13,771
2020	$15,422	$14,499
2020	$16,292	$15,387
2020	$16,005	$14,891
2020	$15,709	$14,530
2020	$17,192	$16,321
2020	$17,898	$17,078
2021	$17,689	$17,001
2021	$18,029	$17,394
2021	$18,731	$17,859
2021	$19,598	$18,640
2021	$19,938	$18,930
2021	$20,091	$19,180
2021	$20,552	$19,312
2021	$20,926	$19,795
2021	$20,031	$18,977
2021	$21,059	$19,945
2021	$20,429	$19,465
2021	$21,433	$20,243
2022	$20,097	$19,249
2022	$19,275	$18,752
2022	$19,515	$19,158
2022	$18,247	$17,624
2022	$18,167	$17,645
2022	$17,060	$16,158
2022	$18,578	$17,286
2022	$17,562	$16,650
2022	$16,112	$15,056
2022	$17,048	$15,964
2022	$18,453	$17,203
2022	$17,729	$16,525
2023	$18,894	$17,710
2023	$18,271	$17,202
2023	$18,836	$17,732
2023	$19,055	$17,987
2023	$18,640	$17,795
2023	$19,724	$18,828
2023	$20,116	$19,518
2023	$19,527	$18,972
2023	$18,520	$18,188
2023	$18,091	$17,641
2023	$19,724	$19,269
2023	$20,751	$20,194
2024	$20,634	$20,313
2024	$21,551	$21,185
2024	$21,927	$21,850
2024	$21,351	$21,129
2024	$22,080	$21,987
2024	$22,386	$22,474

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	13.49%	8.88%	8.39%
MSCI ACWI	19.38%	10.76%	8.43%

AssetsNet	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount	$ 327,432
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$101,832,341
# of Portfolio Holdings	70
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$327,432

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	26.0%
Industrials	16.4%
Financials	14.4%
Consumer Discretionary	12.1%
Health Care	11.4%
Consumer Staples	9.7%
Communication Services	8.0%
Materials	0.9%
Cash, Cash Equivalents and Repurchase Agreements	0.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	5.2%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Accenture PLC, Class A	2.7%
Salesforce, Inc..	2.2%
ABB Ltd.	2.1%
RELX PLC	2.1%
Wolters Kluwer NV	2.1%
Thermo Fisher Scientific, Inc.	2.0%

C000135645
Shareholder Report [Line Items]
Fund Name	Lazard Global Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	GESOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Global Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI
2014	$10,000	$10,000
2014	$9,740	$9,879
2014	$9,990	$10,097
2014	$9,749	$9,770
2014	$9,971	$9,839
2014	$10,222	$10,003
2014	$9,985	$9,810
2015	$9,714	$9,657
2015	$10,343	$10,195
2015	$10,207	$10,037
2015	$10,362	$10,328
2015	$10,430	$10,314
2015	$10,207	$10,072
2015	$10,449	$10,160
2015	$9,801	$9,463
2015	$9,520	$9,120
2015	$10,207	$9,836
2015	$10,246	$9,754
2015	$10,009	$9,579
2016	$9,554	$9,001
2016	$9,322	$8,939
2016	$9,951	$9,602
2016	$9,999	$9,743
2016	$10,203	$9,756
2016	$10,067	$9,697
2016	$10,483	$10,115
2016	$10,348	$10,149
2016	$10,522	$10,211
2016	$10,096	$10,038
2016	$10,144	$10,114
2016	$10,244	$10,333
2017	$10,546	$10,615
2017	$10,896	$10,913
2017	$11,070	$11,046
2017	$11,343	$11,219
2017	$11,683	$11,467
2017	$11,702	$11,518
2017	$11,974	$11,840
2017	$12,091	$11,884
2017	$12,324	$12,114
2017	$12,616	$12,365
2017	$12,898	$12,605
2017	$13,114	$12,808
2018	$13,798	$13,531
2018	$13,305	$12,962
2018	$13,184	$12,685
2018	$13,134	$12,806
2018	$13,285	$12,822
2018	$13,254	$12,753
2018	$13,737	$13,138
2018	$13,783	$13,241
2018	$13,803	$13,300
2018	$12,724	$12,304
2018	$13,016	$12,483
2018	$12,153	$11,603
2019	$12,950	$12,519
2019	$13,427	$12,854
2019	$13,758	$13,016
2019	$14,163	$13,455
2019	$13,562	$12,657
2019	$14,401	$13,486
2019	$14,401	$13,525
2019	$14,308	$13,205
2019	$14,359	$13,482
2019	$14,411	$13,851
2019	$14,722	$14,189
2019	$15,169	$14,689
2020	$15,232	$14,526
2020	$14,149	$13,353
2020	$12,410	$11,550
2020	$13,608	$12,788
2020	$14,118	$13,344
2020	$14,336	$13,771
2020	$15,128	$14,499
2020	$15,981	$15,387
2020	$15,700	$14,891
2020	$15,398	$14,530
2020	$16,856	$16,321
2020	$17,547	$17,078
2021	$17,342	$17,001
2021	$17,665	$17,394
2021	$18,352	$17,859
2021	$19,191	$18,640
2021	$19,524	$18,930
2021	$19,663	$19,180
2021	$20,115	$19,312
2021	$20,471	$19,795
2021	$19,594	$18,977
2021	$20,590	$19,945
2021	$19,973	$19,465
2021	$20,946	$20,243
2022	$19,641	$19,249
2022	$18,827	$18,752
2022	$19,061	$19,158
2022	$17,812	$17,624
2022	$17,734	$17,645
2022	$16,641	$16,158
2022	$18,135	$17,286
2022	$17,131	$16,650
2022	$15,715	$15,056
2022	$16,629	$15,964
2022	$17,990	$17,203
2022	$17,280	$16,525
2023	$18,415	$17,710
2023	$17,797	$17,202
2023	$18,348	$17,732
2023	$18,550	$17,987
2023	$18,146	$17,795
2023	$19,191	$18,828
2023	$19,573	$19,518
2023	$18,988	$18,972
2023	$18,017	$18,188
2023	$17,589	$17,641
2023	$19,179	$19,269
2023	$20,171	$20,194
2024	$20,045	$20,313
2024	$20,936	$21,185
2024	$21,290	$21,850
2024	$20,731	$21,129
2024	$21,427	$21,987
2024	$21,724	$22,474

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	13.20%	8.57%	8.07%
MSCI ACWI	19.38%	10.76%	8.43%

AssetsNet	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341	$ 101,832,341
Holdings Count | Holding	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70	70
Advisory Fees Paid, Amount	$ 327,432
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$101,832,341
# of Portfolio Holdings	70
Portfolio Turnover Rate	12%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$327,432

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	26.0%
Industrials	16.4%
Financials	14.4%
Consumer Discretionary	12.1%
Health Care	11.4%
Consumer Staples	9.7%
Communication Services	8.0%
Materials	0.9%
Cash, Cash Equivalents and Repurchase Agreements	0.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	5.2%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Accenture PLC, Class A	2.7%
Salesforce, Inc..	2.2%
ABB Ltd.	2.1%
RELX PLC	2.1%
Wolters Kluwer NV	2.1%
Thermo Fisher Scientific, Inc.	2.0%

C000156255
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Advantage Portfolio
Class Name	Institutional Shares
Trading Symbol	IEAIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
2015	$10,000	$10,000	$10,000
2015	$10,000	$10,000	$10,000
2015	$9,770	$9,717	$9,717
2015	$9,890	$9,919	$9,919
2015	$9,190	$9,189	$9,189
2015	$8,870	$8,722	$8,722
2015	$9,500	$9,404	$9,404
2015	$9,440	$9,258	$9,258
2015	$9,337	$9,133	$9,133
2016	$8,739	$8,472	$8,472
2016	$8,445	$8,317	$8,317
2016	$8,982	$8,858	$8,858
2016	$9,084	$9,115	$9,115
2016	$9,195	$9,032	$9,032
2016	$8,759	$8,729	$8,729
2016	$9,205	$9,171	$9,171
2016	$9,150	$9,178	$9,178
2016	$9,292	$9,290	$9,290
2016	$9,129	$9,100	$9,100
2016	$8,956	$8,919	$8,919
2016	$9,232	$9,224	$9,224
2017	$9,574	$9,491	$9,491
2017	$9,667	$9,627	$9,627
2017	$9,999	$9,892	$9,892
2017	$10,289	$10,143	$10,143
2017	$10,558	$10,515	$10,515
2017	$10,579	$10,497	$10,497
2017	$10,859	$10,799	$10,799
2017	$10,910	$10,795	$10,795
2017	$11,180	$11,064	$11,064
2017	$11,387	$11,232	$11,232
2017	$11,429	$11,349	$11,349
2017	$11,538	$11,532	$11,532
2018	$12,151	$12,110	$12,110
2018	$11,495	$11,563	$11,563
2018	$11,390	$11,355	$11,355
2018	$11,548	$11,614	$11,614
2018	$11,284	$11,353	$11,353
2018	$11,073	$11,214	$11,214
2018	$11,379	$11,490	$11,490
2018	$11,074	$11,269	$11,269
2018	$11,137	$11,367	$11,367
2018	$10,265	$10,462	$10,462
2018	$10,169	$10,448	$10,448
2018	$9,661	$9,941	$9,941
2019	$10,394	$10,595	$10,595
2019	$10,572	$10,865	$10,865
2019	$10,661	$10,933	$10,933
2019	$10,860	$11,241	$11,241
2019	$10,228	$10,701	$10,701
2019	$10,772	$11,336	$11,336
2019	$10,461	$11,192	$11,192
2019	$10,183	$10,902	$10,902
2019	$10,472	$11,215	$11,215
2019	$10,816	$11,617	$11,617
2019	$10,938	$11,749	$11,749
2019	$11,339	$12,131	$12,131
2020	$11,112	$11,877	$11,877
2020	$10,238	$10,803	$10,803
2020	$8,831	$9,361	$9,361
2020	$9,341	$9,966	$9,966
2020	$9,727	$10,399	$10,399
2020	$9,977	$10,753	$10,753
2020	$10,136	$11,003	$11,003
2020	$10,580	$11,569	$11,569
2020	$10,364	$11,268	$11,268
2020	$9,990	$10,819	$10,819
2020	$11,318	$12,495	$12,495
2020	$11,952	$13,077	$13,077
2021	$11,825	$12,937	$12,937
2021	$12,196	$13,226	$13,226
2021	$12,624	$13,531	$13,531
2021	$13,018	$13,938	$13,938
2021	$13,551	$14,392	$14,392
2021	$13,377	$14,230	$14,230
2021	$13,562	$14,336	$14,336
2021	$13,761	$14,589	$14,589
2021	$13,136	$14,166	$14,166
2021	$13,530	$14,514	$14,514
2021	$12,927	$13,839	$13,839
2021	$13,619	$14,548	$14,548
2022	$13,278	$13,845	$13,845
2022	$12,767	$13,600	$13,600
2022	$12,718	$13,687	$13,687
2022	$11,866	$12,801	$12,801
2022	$12,256	$12,897	$12,897
2022	$11,136	$11,701	$11,701
2022	$11,671	$12,283	$12,283
2022	$10,997	$11,700	$11,700
2022	$9,955	$10,606	$10,606
2022	$10,567	$11,176	$11,176
2022	$11,965	$12,435	$12,435
2022	$11,786	$12,445	$12,445
2023	$12,783	$13,453	$13,453
2023	$12,518	$13,172	$13,172
2023	$12,808	$13,498	$13,498
2023	$13,061	$13,879	$13,879
2023	$12,543	$13,374	$13,292
2023	$13,200	$13,974	$13,897
2023	$13,679	$14,543	$14,347
2023	$13,153	$13,886	$13,798
2023	$12,837	$13,447	$13,326
2023	$12,459	$12,892	$12,786
2023	$13,519	$14,053	$13,973
2023	$14,122	$14,758	$14,714
2024	$14,071	$14,611	$14,800
2024	$14,681	$14,981	$15,071
2024	$15,176	$15,450	$15,566
2024	$14,884	$15,172	$15,168
2024	$15,710	$15,612	$15,755
2024	$15,646	$15,606	$15,506

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	18.53%	7.75%	5.05%
MSCI ACWI ex-USA Index	11.62%	5.55%	4.53%
MSCI EAFE Index	11.54%	6.46%	4.95%

Performance Inception Date															May 29, 2015
AssetsNet	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334
Holdings Count | Holding	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$21,201,334
# of Portfolio Holdings	238
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	20.7%
Information Technology	17.3%
Industrials	15.3%
Consumer Discretionary	13.9%
Health Care	12.0%
Materials	5.4%
Communication Services	4.4%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	1.5%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
ASML Holding NV	2.8%
Japan Post Holdings Co. Ltd.	2.2%
ABB Ltd.	2.0%
GSK PLC	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Constellation Software, Inc.	1.8%
State Bank of India, GDR	1.6%
Dr Reddy's Laboratories Ltd., ADR	1.5%
Dollarama, Inc.	1.5%

C000156256
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Advantage Portfolio
Class Name	Open Shares
Trading Symbol	IEAOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Advantage Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex-USA Index	MSCI EAFE Index
2015	$10,000	$10,000	$10,000
2015	$10,000	$10,000	$10,000
2015	$9,770	$9,717	$9,717
2015	$9,880	$9,919	$9,919
2015	$9,180	$9,189	$9,189
2015	$8,860	$8,722	$8,722
2015	$9,490	$9,404	$9,404
2015	$9,430	$9,258	$9,258
2015	$9,320	$9,133	$9,133
2016	$8,723	$8,472	$8,472
2016	$8,430	$8,317	$8,317
2016	$8,956	$8,858	$8,858
2016	$9,057	$9,115	$9,115
2016	$9,168	$9,032	$9,032
2016	$8,733	$8,729	$8,729
2016	$9,168	$9,171	$9,171
2016	$9,123	$9,178	$9,178
2016	$9,255	$9,290	$9,290
2016	$9,092	$9,100	$9,100
2016	$8,920	$8,919	$8,919
2016	$9,188	$9,224	$9,224
2017	$9,529	$9,491	$9,491
2017	$9,621	$9,627	$9,627
2017	$9,941	$9,892	$9,892
2017	$10,230	$10,143	$10,143
2017	$10,498	$10,515	$10,515
2017	$10,519	$10,497	$10,497
2017	$10,787	$10,799	$10,799
2017	$10,838	$10,795	$10,795
2017	$11,096	$11,064	$11,064
2017	$11,302	$11,232	$11,232
2017	$11,343	$11,349	$11,349
2017	$11,449	$11,532	$11,532
2018	$12,057	$12,110	$12,110
2018	$11,407	$11,563	$11,563
2018	$11,292	$11,355	$11,355
2018	$11,449	$11,614	$11,614
2018	$11,187	$11,353	$11,353
2018	$10,967	$11,214	$11,214
2018	$11,271	$11,490	$11,490
2018	$10,967	$11,269	$11,269
2018	$11,031	$11,367	$11,367
2018	$10,165	$10,462	$10,462
2018	$10,059	$10,448	$10,448
2018	$9,557	$9,941	$9,941
2019	$10,282	$10,595	$10,595
2019	$10,458	$10,865	$10,865
2019	$10,535	$10,933	$10,933
2019	$10,733	$11,241	$11,241
2019	$10,107	$10,701	$10,701
2019	$10,645	$11,336	$11,336
2019	$10,326	$11,192	$11,192
2019	$10,052	$10,902	$10,902
2019	$10,337	$11,215	$11,215
2019	$10,678	$11,617	$11,617
2019	$10,799	$11,749	$11,749
2019	$11,185	$12,131	$12,131
2020	$10,961	$11,877	$11,877
2020	$10,087	$10,803	$10,803
2020	$8,699	$9,361	$9,361
2020	$9,214	$9,966	$9,966
2020	$9,595	$10,399	$10,399
2020	$9,830	$10,753	$10,753
2020	$9,987	$11,003	$11,003
2020	$10,424	$11,569	$11,569
2020	$10,201	$11,268	$11,268
2020	$9,831	$10,819	$10,819
2020	$11,141	$12,495	$12,495
2020	$11,760	$13,077	$13,077
2021	$11,634	$12,937	$12,937
2021	$11,999	$13,226	$13,226
2021	$12,409	$13,531	$13,531
2021	$12,808	$13,938	$13,938
2021	$13,321	$14,392	$14,392
2021	$13,150	$14,230	$14,230
2021	$13,321	$14,336	$14,336
2021	$13,517	$14,589	$14,589
2021	$12,901	$14,166	$14,166
2021	$13,289	$14,514	$14,514
2021	$12,696	$13,839	$13,839
2021	$13,377	$14,548	$14,548
2022	$13,031	$13,845	$13,845
2022	$12,517	$13,600	$13,600
2022	$12,470	$13,687	$13,687
2022	$11,633	$12,801	$12,801
2022	$12,016	$12,897	$12,897
2022	$10,917	$11,701	$11,701
2022	$11,442	$12,283	$12,283
2022	$10,780	$11,700	$11,700
2022	$9,757	$10,606	$10,606
2022	$10,347	$11,176	$11,176
2022	$11,719	$12,435	$12,435
2022	$11,538	$12,445	$12,445
2023	$12,514	$13,453	$13,453
2023	$12,254	$13,172	$13,172
2023	$12,526	$13,498	$13,498
2023	$12,785	$13,879	$13,879
2023	$12,267	$13,374	$13,292
2023	$12,909	$13,974	$13,897
2023	$13,366	$14,543	$14,347
2023	$12,863	$13,886	$13,798
2023	$12,542	$13,447	$13,326
2023	$12,171	$12,892	$12,786
2023	$13,209	$14,053	$13,973
2023	$13,790	$14,758	$14,714
2024	$13,740	$14,611	$14,800
2024	$14,336	$14,981	$15,071
2024	$14,819	$15,450	$15,566
2024	$14,534	$15,172	$15,168
2024	$15,328	$15,612	$15,755
2024	$15,278	$15,606	$15,506

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Open Shares	18.35%	7.49%	4.77%
MSCI ACWI ex-USA Index	11.62%	5.55%	4.53%
MSCI EAFE Index	11.54%	6.46%	4.95%

Performance Inception Date															May 29, 2015
AssetsNet	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334	$ 21,201,334
Holdings Count | Holding	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238	238
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$21,201,334
# of Portfolio Holdings	238
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Financials	20.7%
Information Technology	17.3%
Industrials	15.3%
Consumer Discretionary	13.9%
Health Care	12.0%
Materials	5.4%
Communication Services	4.4%
Consumer Staples	4.1%
Energy	2.7%
Real Estate	1.5%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	3.4%
ASML Holding NV	2.8%
Japan Post Holdings Co. Ltd.	2.2%
ABB Ltd.	2.0%
GSK PLC	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Constellation Software, Inc.	1.8%
State Bank of India, GDR	1.6%
Dr Reddy's Laboratories Ltd., ADR	1.5%
Dollarama, Inc.	1.5%

C000028375
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZIEX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,642	$9,803
2014	$9,670	$9,788
2014	$9,405	$9,412
2014	$9,389	$9,276
2014	$9,481	$9,402
2014	$9,141	$9,077
2015	$9,141	$9,121
2015	$9,762	$9,667
2015	$9,659	$9,520
2015	$9,999	$9,908
2015	$10,037	$9,858
2015	$9,870	$9,579
2015	$10,080	$9,778
2015	$9,414	$9,058
2015	$9,039	$8,598
2015	$9,550	$9,270
2015	$9,517	$9,126
2015	$9,289	$9,003
2016	$8,837	$8,352
2016	$8,614	$8,199
2016	$9,207	$8,732
2016	$9,316	$8,985
2016	$9,321	$8,903
2016	$9,071	$8,604
2016	$9,283	$9,040
2016	$9,200	$9,047
2016	$9,337	$9,158
2016	$8,916	$8,971
2016	$8,746	$8,792
2016	$8,901	$9,093
2017	$9,033	$9,356
2017	$9,132	$9,490
2017	$9,390	$9,751
2017	$9,670	$9,999
2017	$10,044	$10,366
2017	$9,983	$10,347
2017	$10,307	$10,645
2017	$10,268	$10,641
2017	$10,461	$10,906
2017	$10,626	$11,072
2017	$10,797	$11,188
2017	$10,931	$11,367
2018	$11,488	$11,938
2018	$10,881	$11,399
2018	$10,909	$11,193
2018	$10,931	$11,449
2018	$10,780	$11,192
2018	$10,635	$11,055
2018	$10,803	$11,327
2018	$10,602	$11,108
2018	$10,714	$11,205
2018	$9,930	$10,313
2018	$9,919	$10,299
2018	$9,443	$9,800
2019	$9,961	$10,444
2019	$10,299	$10,710
2019	$10,383	$10,778
2019	$10,678	$11,081
2019	$10,329	$10,549
2019	$10,913	$11,174
2019	$10,696	$11,032
2019	$10,473	$10,747
2019	$10,745	$11,055
2019	$10,969	$11,452
2019	$11,048	$11,581
2019	$11,445	$11,958
2020	$11,236	$11,708
2020	$10,418	$10,650
2020	$8,807	$9,228
2020	$9,317	$9,824
2020	$9,809	$10,251
2020	$10,061	$10,600
2020	$10,479	$10,847
2020	$11,032	$11,404
2020	$10,791	$11,108
2020	$10,316	$10,665
2020	$11,847	$12,318
2020	$12,447	$12,890
2021	$12,167	$12,752
2021	$12,341	$13,038
2021	$12,658	$13,338
2021	$13,062	$13,739
2021	$13,373	$14,187
2021	$13,125	$14,027
2021	$13,205	$14,132
2021	$13,538	$14,381
2021	$13,143	$13,964
2021	$13,475	$14,307
2021	$12,724	$13,642
2021	$13,193	$14,341
2022	$12,694	$13,648
2022	$12,467	$13,406
2022	$12,284	$13,492
2022	$11,535	$12,619
2022	$11,865	$12,714
2022	$10,904	$11,534
2022	$11,330	$12,108
2022	$10,671	$11,533
2022	$9,712	$10,455
2022	$10,180	$11,017
2022	$11,392	$12,258
2022	$11,237	$12,268
2023	$12,243	$13,261
2023	$11,869	$12,984
2023	$12,220	$13,306
2023	$12,391	$13,682
2023	$11,939	$13,103
2023	$12,719	$13,699
2023	$12,953	$14,143
2023	$12,503	$13,601
2023	$12,011	$13,136
2023	$11,637	$12,604
2023	$12,667	$13,774
2023	$13,084	$14,505
2024	$12,978	$14,589
2024	$13,440	$14,856
2024	$13,901	$15,345
2024	$13,416	$14,952
2024	$14,096	$15,531
2024	$13,788	$15,285

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	8.41%	4.79%	3.26%
MSCI EAFE Index	11.54%	6.46%	4.33%

AssetsNet	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount	$ 4,196,218
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,028,520,536
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,196,218

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.5%
Information Technology	12.0%
Health Care	9.7%
Consumer Staples	9.7%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Roche Holding AG	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Renesas Electronics Corp.	1.7%
Compass Group PLC	1.7%

C000028374
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZIOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,644	$9,803
2014	$9,662	$9,788
2014	$9,394	$9,412
2014	$9,378	$9,276
2014	$9,469	$9,402
2014	$9,127	$9,077
2015	$9,122	$9,121
2015	$9,742	$9,667
2015	$9,640	$9,520
2015	$9,972	$9,908
2015	$10,009	$9,858
2015	$9,838	$9,579
2015	$10,047	$9,778
2015	$9,386	$9,058
2015	$9,010	$8,598
2015	$9,514	$9,270
2015	$9,477	$9,126
2015	$9,251	$9,003
2016	$8,800	$8,352
2016	$8,575	$8,199
2016	$9,160	$8,732
2016	$9,267	$8,985
2016	$9,273	$8,903
2016	$9,020	$8,604
2016	$9,230	$9,040
2016	$9,146	$9,047
2016	$9,280	$9,158
2016	$8,860	$8,971
2016	$8,693	$8,792
2016	$8,839	$9,093
2017	$8,968	$9,356
2017	$9,065	$9,490
2017	$9,319	$9,751
2017	$9,600	$9,999
2017	$9,961	$10,366
2017	$9,902	$10,347
2017	$10,220	$10,645
2017	$10,181	$10,641
2017	$10,365	$10,906
2017	$10,528	$11,072
2017	$10,696	$11,188
2017	$10,828	$11,367
2018	$11,379	$11,938
2018	$10,773	$11,399
2018	$10,800	$11,193
2018	$10,817	$11,449
2018	$10,664	$11,192
2018	$10,522	$11,055
2018	$10,686	$11,327
2018	$10,483	$11,108
2018	$10,593	$11,205
2018	$9,814	$10,313
2018	$9,803	$10,299
2018	$9,330	$9,800
2019	$9,842	$10,444
2019	$10,171	$10,710
2019	$10,253	$10,778
2019	$10,547	$11,081
2019	$10,194	$10,549
2019	$10,765	$11,174
2019	$10,553	$11,032
2019	$10,329	$10,747
2019	$10,595	$11,055
2019	$10,813	$11,452
2019	$10,890	$11,581
2019	$11,280	$11,958
2020	$11,070	$11,708
2020	$10,262	$10,650
2020	$8,669	$9,228
2020	$9,172	$9,824
2020	$9,657	$10,251
2020	$9,903	$10,600
2020	$10,316	$10,847
2020	$10,854	$11,404
2020	$10,613	$11,108
2020	$10,145	$10,665
2020	$11,647	$12,318
2020	$12,231	$12,890
2021	$11,953	$12,752
2021	$12,122	$13,038
2021	$12,430	$13,338
2021	$12,828	$13,739
2021	$13,130	$14,187
2021	$12,883	$14,027
2021	$12,961	$14,132
2021	$13,277	$14,381
2021	$12,889	$13,964
2021	$13,217	$14,307
2021	$12,475	$13,642
2021	$12,935	$14,341
2022	$12,439	$13,648
2022	$12,219	$13,406
2022	$12,035	$13,492
2022	$11,297	$12,619
2022	$11,623	$12,714
2022	$10,680	$11,534
2022	$11,092	$12,108
2022	$10,440	$11,533
2022	$9,499	$10,455
2022	$9,959	$11,017
2022	$11,137	$12,258
2022	$10,989	$12,268
2023	$11,965	$13,261
2023	$11,605	$12,984
2023	$11,943	$13,306
2023	$12,108	$13,682
2023	$11,665	$13,103
2023	$12,423	$13,699
2023	$12,649	$14,143
2023	$12,208	$13,601
2023	$11,727	$13,136
2023	$11,358	$12,604
2023	$12,358	$13,774
2023	$12,758	$14,505
2024	$12,650	$14,589
2024	$13,108	$14,856
2024	$13,552	$15,345
2024	$13,069	$14,952
2024	$13,730	$15,531
2024	$13,435	$15,285

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	8.14%	4.53%	3.00%
MSCI EAFE Index	11.54%	6.46%	4.33%

AssetsNet	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount	$ 4,196,218
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,028,520,536
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,196,218

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.5%
Information Technology	12.0%
Health Care	9.7%
Consumer Staples	9.7%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Roche Holding AG	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Renesas Electronics Corp.	1.7%
Compass Group PLC	1.7%

C000134191
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLIEX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/1/15
R6 Shares	8.46%	4.82%	3.91%
MSCI EAFE Index	11.54%	6.46%	5.23%

Performance Inception Date																Apr. 01, 2015
AssetsNet	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536	$ 1,028,520,536
Holdings Count | Holding	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79	79
Advisory Fees Paid, Amount	$ 4,196,218
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,028,520,536
# of Portfolio Holdings	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,196,218

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.5%
Information Technology	12.0%
Health Care	9.7%
Consumer Staples	9.7%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Roche Holding AG	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Renesas Electronics Corp.	1.7%
Compass Group PLC	1.7%

C000028377
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Institutional Shares
Trading Symbol	LZSIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex-USA Index
2014	$10,000	$10,000
2014	$9,702	$9,901
2014	$9,731	$9,955
2014	$9,342	$9,474
2014	$9,420	$9,380
2014	$9,459	$9,447
2014	$8,982	$9,106
2015	$8,963	$9,093
2015	$9,439	$9,579
2015	$9,313	$9,424
2015	$9,634	$9,900
2015	$9,556	$9,745
2015	$9,381	$9,473
2015	$9,430	$9,447
2015	$8,824	$8,725
2015	$8,420	$8,321
2015	$8,952	$8,941
2015	$8,883	$8,756
2015	$8,656	$8,591
2016	$8,243	$8,007
2016	$8,106	$7,916
2016	$8,745	$8,560
2016	$8,873	$8,785
2016	$8,843	$8,636
2016	$8,814	$8,504
2016	$9,060	$8,925
2016	$8,940	$8,981
2016	$9,069	$9,092
2016	$8,721	$8,961
2016	$8,462	$8,754
2016	$8,602	$8,978
2017	$8,880	$9,296
2017	$8,999	$9,444
2017	$9,248	$9,683
2017	$9,566	$9,891
2017	$9,934	$10,211
2017	$9,894	$10,243
2017	$10,292	$10,621
2017	$10,316	$10,676
2017	$10,506	$10,875
2017	$10,666	$11,079
2017	$10,836	$11,169
2017	$11,037	$11,419
2018	$11,607	$12,055
2018	$11,057	$11,487
2018	$11,027	$11,284
2018	$10,967	$11,464
2018	$10,776	$11,195
2018	$10,616	$10,985
2018	$10,806	$11,247
2018	$10,612	$11,012
2018	$10,702	$11,063
2018	$9,805	$10,164
2018	$9,875	$10,260
2018	$9,393	$9,795
2019	$10,010	$10,535
2019	$10,205	$10,741
2019	$10,319	$10,805
2019	$10,668	$11,091
2019	$10,216	$10,496
2019	$10,812	$11,128
2019	$10,586	$10,993
2019	$10,329	$10,653
2019	$10,565	$10,927
2019	$10,802	$11,308
2019	$10,864	$11,408
2019	$11,301	$11,902
2020	$11,049	$11,582
2020	$10,208	$10,667
2020	$8,599	$9,122
2020	$9,167	$9,814
2020	$9,598	$10,134
2020	$9,934	$10,593
2020	$10,376	$11,065
2020	$10,849	$11,539
2020	$10,649	$11,255
2020	$10,323	$11,013
2020	$11,648	$12,494
2020	$12,243	$13,170
2021	$11,977	$13,199
2021	$12,073	$13,460
2021	$12,349	$13,630
2021	$12,625	$14,031
2021	$13,029	$14,470
2021	$12,827	$14,376
2021	$12,699	$14,139
2021	$12,891	$14,408
2021	$12,413	$13,946
2021	$12,795	$14,280
2021	$12,179	$13,637
2021	$12,640	$14,200
2022	$12,322	$13,677
2022	$11,959	$13,406
2022	$11,915	$13,427
2022	$11,212	$12,584
2022	$11,476	$12,675
2022	$10,488	$11,585
2022	$10,894	$11,981
2022	$10,396	$11,595
2022	$9,459	$10,437
2022	$9,911	$10,749
2022	$10,914	$12,017
2022	$10,675	$11,927
2023	$11,562	$12,895
2023	$11,146	$12,442
2023	$11,472	$12,746
2023	$11,573	$12,968
2023	$11,157	$12,496
2023	$11,764	$13,057
2023	$11,977	$13,588
2023	$11,472	$12,974
2023	$10,967	$12,565
2023	$10,675	$12,046
2023	$11,517	$13,130
2023	$11,962	$13,790
2024	$11,905	$13,653
2024	$12,372	$13,998
2024	$12,760	$14,436
2024	$12,293	$14,177
2024	$12,748	$14,588
2024	$12,543	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	6.63%	3.01%	2.29%
MSCI ACWI ex-USA Index	11.62%	5.55%	3.84%

AssetsNet	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860
Holdings Count | Holding	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72
Advisory Fees Paid, Amount	$ 140,538
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$53,971,860
# of Portfolio Holdings	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,538

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	22.2%
Financials	18.2%
Information Technology	14.4%
Health Care	10.4%
Consumer Discretionary	8.2%
Consumer Staples	7.0%
Communication Services	5.0%
Energy	4.7%
Materials	4.0%
Utilities	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
BP PLC	3.1%
RELX PLC	3.1%
Novo Nordisk AS, Class B	3.0%
Unilever PLC	2.9%
Tencent Holdings Ltd.	2.5%
Compass Group PLC	2.3%
Roche Holding AG	2.0%
ABB Ltd.	1.9%
Aon PLC, Class A	1.9%

C000028376
Shareholder Report [Line Items]
Fund Name	Lazard International Equity Select Portfolio
Class Name	Open Shares
Trading Symbol	LZESX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex-USA Index
2014	$10,000	$10,000
2014	$9,692	$9,901
2014	$9,731	$9,955
2014	$9,334	$9,474
2014	$9,401	$9,380
2014	$9,450	$9,447
2014	$8,965	$9,106
2015	$8,946	$9,093
2015	$9,421	$9,579
2015	$9,295	$9,424
2015	$9,605	$9,900
2015	$9,527	$9,745
2015	$9,353	$9,473
2015	$9,392	$9,447
2015	$8,796	$8,725
2015	$8,386	$8,321
2015	$8,914	$8,941
2015	$8,845	$8,756
2015	$8,620	$8,591
2016	$8,200	$8,007
2016	$8,063	$7,916
2016	$8,699	$8,560
2016	$8,826	$8,785
2016	$8,786	$8,636
2016	$8,757	$8,504
2016	$9,002	$8,925
2016	$8,877	$8,981
2016	$9,005	$9,092
2016	$8,660	$8,961
2016	$8,394	$8,754
2016	$8,532	$8,978
2017	$8,808	$9,296
2017	$8,926	$9,444
2017	$9,172	$9,683
2017	$9,487	$9,891
2017	$9,842	$10,211
2017	$9,793	$10,243
2017	$10,187	$10,621
2017	$10,209	$10,676
2017	$10,397	$10,875
2017	$10,555	$11,079
2017	$10,723	$11,169
2017	$10,911	$11,419
2018	$11,485	$12,055
2018	$10,931	$11,487
2018	$10,891	$11,284
2018	$10,832	$11,464
2018	$10,644	$11,195
2018	$10,486	$10,985
2018	$10,664	$11,247
2018	$10,476	$11,012
2018	$10,566	$11,063
2018	$9,672	$10,164
2018	$9,732	$10,260
2018	$9,257	$9,795
2019	$9,873	$10,535
2019	$10,064	$10,741
2019	$10,165	$10,805
2019	$10,509	$11,091
2019	$10,054	$10,496
2019	$10,640	$11,128
2019	$10,418	$10,993
2019	$10,165	$10,653
2019	$10,387	$10,927
2019	$10,620	$11,308
2019	$10,680	$11,408
2019	$11,105	$11,902
2020	$10,859	$11,582
2020	$10,026	$10,667
2020	$8,442	$9,122
2020	$9,008	$9,814
2020	$9,419	$10,134
2020	$9,748	$10,593
2020	$10,180	$11,065
2020	$10,643	$11,539
2020	$10,457	$11,255
2020	$10,118	$11,013
2020	$11,424	$12,494
2020	$11,996	$13,170
2021	$11,737	$13,199
2021	$11,841	$13,460
2021	$12,100	$13,630
2021	$12,369	$14,031
2021	$12,763	$14,470
2021	$12,556	$14,376
2021	$12,432	$14,139
2021	$12,608	$14,408
2021	$12,141	$13,946
2021	$12,514	$14,280
2021	$11,903	$13,637
2021	$12,360	$14,200
2022	$12,040	$13,677
2022	$11,687	$13,406
2022	$11,644	$13,427
2022	$10,950	$12,584
2022	$11,206	$12,675
2022	$10,245	$11,585
2022	$10,640	$11,981
2022	$10,156	$11,595
2022	$9,233	$10,437
2022	$9,662	$10,749
2022	$10,649	$12,017
2022	$10,411	$11,927
2023	$11,272	$12,895
2023	$10,869	$12,442
2023	$11,185	$12,746
2023	$11,283	$12,968
2023	$10,880	$12,496
2023	$11,457	$13,057
2023	$11,664	$13,588
2023	$11,174	$12,974
2023	$10,673	$12,565
2023	$10,401	$12,046
2023	$11,206	$13,130
2023	$11,643	$13,790
2024	$11,588	$13,653
2024	$12,029	$13,998
2024	$12,404	$14,436
2024	$11,952	$14,177
2024	$12,382	$14,588
2024	$12,183	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	6.34%	2.75%	1.99%
MSCI ACWI ex-USA Index	11.62%	5.55%	3.84%

AssetsNet	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860	$ 53,971,860
Holdings Count | Holding	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72	72
Advisory Fees Paid, Amount	$ 140,538
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$53,971,860
# of Portfolio Holdings	72
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,538

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	22.2%
Financials	18.2%
Information Technology	14.4%
Health Care	10.4%
Consumer Discretionary	8.2%
Consumer Staples	7.0%
Communication Services	5.0%
Energy	4.7%
Materials	4.0%
Utilities	2.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
BP PLC	3.1%
RELX PLC	3.1%
Novo Nordisk AS, Class B	3.0%
Unilever PLC	2.9%
Tencent Holdings Ltd.	2.5%
Compass Group PLC	2.3%
Roche Holding AG	2.0%
ABB Ltd.	1.9%
Aon PLC, Class A	1.9%

C000207194
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Institutional Shares
Trading Symbol	ICMPX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
2018	$10,000	$10,000	$10,000
2019	$10,610	$10,756	$10,761
2019	$10,990	$10,966	$11,051
2019	$11,300	$11,031	$11,231
2019	$11,700	$11,322	$11,585
2019	$11,320	$10,715	$10,991
2019	$12,030	$11,360	$11,720
2019	$11,910	$11,223	$11,696
2019	$11,680	$10,876	$11,484
2019	$11,850	$11,155	$11,621
2019	$12,190	$11,545	$12,043
2019	$12,610	$11,646	$12,227
2019	$13,006	$12,150	$12,734
2020	$12,740	$11,824	$12,612
2020	$12,002	$10,889	$11,691
2020	$10,628	$9,313	$10,411
2020	$11,428	$10,018	$11,309
2020	$12,145	$10,346	$11,801
2020	$12,576	$10,814	$12,400
2020	$13,498	$11,296	$13,240
2020	$14,246	$11,780	$13,780
2020	$14,205	$11,490	$13,660
2020	$13,939	$11,243	$13,420
2020	$15,302	$12,755	$14,784
2020	$16,121	$13,445	$15,561
2021	$16,255	$13,474	$15,655
2021	$16,214	$13,741	$15,599
2021	$16,524	$13,915	$15,549
2021	$17,269	$14,325	$16,123
2021	$17,775	$14,773	$16,512
2021	$17,796	$14,677	$16,576
2021	$18,179	$14,434	$16,324
2021	$18,571	$14,709	$16,693
2021	$17,682	$14,238	$15,975
2021	$18,189	$14,578	$16,470
2021	$17,289	$13,922	$15,875
2021	$17,731	$14,497	$16,354
2022	$16,486	$13,963	$15,035
2022	$15,905	$13,687	$14,615
2022	$16,106	$13,708	$14,592
2022	$14,871	$12,848	$13,506
2022	$14,882	$12,940	$13,390
2022	$13,636	$11,827	$12,299
2022	$14,650	$12,232	$12,976
2022	$13,721	$11,839	$12,470
2022	$12,475	$10,656	$11,147
2022	$13,161	$10,974	$11,366
2022	$14,787	$12,269	$12,779
2022	$14,167	$12,177	$12,584
2023	$15,223	$13,165	$13,648
2023	$14,754	$12,703	$13,064
2023	$15,341	$13,013	$13,665
2023	$15,575	$13,239	$13,803
2023	$15,191	$12,758	$13,420
2023	$15,949	$13,331	$13,930
2023	$16,194	$13,873	$14,364
2023	$15,426	$13,247	$13,632
2023	$14,743	$12,828	$12,912
2023	$14,338	$12,299	$12,410
2023	$15,757	$13,406	$13,694
2023	$16,693	$14,079	$14,349
2024	$16,575	$13,939	$14,240
2024	$17,197	$14,292	$14,784
2024	$17,584	$14,739	$15,198
2024	$16,532	$14,474	$14,777
2024	$17,122	$14,894	$15,167
2024	$17,380	$14,880	$15,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	8.97%	7.64%	10.58%
MSCI ACWI ex-USA Index	11.62%	5.55%	7.49%
MSCI ACWI ex-USA Growth Index	9.88%	5.49%	8.05%

Performance Inception Date								Dec. 31, 2018
AssetsNet	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344
Holdings Count | Holding	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50
Advisory Fees Paid, Amount	$ 983,578
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$272,402,344
# of Portfolio Holdings	50
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$983,578

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	24.6%
Industrials	22.6%
Financials	17.4%
Consumer Discretionary	10.6%
Consumer Staples	8.8%
Communication Services	7.2%
Health Care	6.4%
Cash, Cash Equivalents and Repurchase Agreements	1.9%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Halma PLC	3.5%
Aon PLC, Class A	3.3%
Partners Group Holding AG	3.1%
RELX PLC	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
SAP SE	3.0%
London Stock Exchange Group PLC	3.0%
ASML Holding NV	3.0%
HDFC Bank Ltd., ADR	2.9%

C000207192
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	Open Shares
Trading Symbol	OCMPX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI ACWI ex-USA Index	MSCI ACWI ex-USA Growth Index
2018	$10,000	$10,000	$10,000
2019	$10,610	$10,756	$10,761
2019	$10,980	$10,966	$11,051
2019	$11,290	$11,031	$11,231
2019	$11,690	$11,322	$11,585
2019	$11,310	$10,715	$10,991
2019	$12,000	$11,360	$11,720
2019	$11,880	$11,223	$11,696
2019	$11,650	$10,876	$11,484
2019	$11,820	$11,155	$11,621
2019	$12,150	$11,545	$12,043
2019	$12,580	$11,646	$12,227
2019	$12,966	$12,150	$12,734
2020	$12,700	$11,824	$12,612
2020	$11,962	$10,889	$11,691
2020	$10,588	$9,313	$10,411
2020	$11,377	$10,018	$11,309
2020	$12,095	$10,346	$11,801
2020	$12,515	$10,814	$12,400
2020	$13,427	$11,296	$13,240
2020	$14,176	$11,780	$13,780
2020	$14,135	$11,490	$13,660
2020	$13,858	$11,243	$13,420
2020	$15,211	$12,755	$14,784
2020	$16,030	$13,445	$15,561
2021	$16,154	$13,474	$15,655
2021	$16,113	$13,741	$15,599
2021	$16,423	$13,915	$15,549
2021	$17,157	$14,325	$16,123
2021	$17,653	$14,773	$16,512
2021	$17,674	$14,677	$16,576
2021	$18,046	$14,434	$16,324
2021	$18,428	$14,709	$16,693
2021	$17,550	$14,238	$15,975
2021	$18,056	$14,578	$16,470
2021	$17,147	$13,922	$15,875
2021	$17,584	$14,497	$16,354
2022	$16,342	$13,963	$15,035
2022	$15,763	$13,687	$14,615
2022	$15,963	$13,708	$14,592
2022	$14,731	$12,848	$13,506
2022	$14,741	$12,940	$13,390
2022	$13,509	$11,827	$12,299
2022	$14,510	$12,232	$12,976
2022	$13,583	$11,839	$12,470
2022	$12,340	$10,656	$11,147
2022	$13,025	$10,974	$11,366
2022	$14,625	$12,269	$12,779
2022	$14,014	$12,177	$12,584
2023	$15,054	$13,165	$13,648
2023	$14,587	$12,703	$13,064
2023	$15,171	$13,013	$13,665
2023	$15,394	$13,239	$13,803
2023	$15,011	$12,758	$13,420
2023	$15,755	$13,331	$13,930
2023	$15,999	$13,873	$14,364
2023	$15,245	$13,247	$13,632
2023	$14,555	$12,828	$12,912
2023	$14,152	$12,299	$12,410
2023	$15,553	$13,406	$13,694
2023	$16,475	$14,079	$14,349
2024	$16,348	$13,939	$14,240
2024	$16,966	$14,292	$14,784
2024	$17,339	$14,739	$15,198
2024	$16,294	$14,474	$14,777
2024	$16,880	$14,894	$15,167
2024	$17,126	$14,880	$15,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/18
Open Shares	8.70%	7.37%	10.28%
MSCI ACWI ex-USA Index	11.62%	5.55%	7.49%
MSCI ACWI ex-USA Growth Index	9.88%	5.49%	8.05%

Performance Inception Date								Dec. 31, 2018
AssetsNet	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344
Holdings Count | Holding	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50
Advisory Fees Paid, Amount	$ 983,578
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$272,402,344
# of Portfolio Holdings	50
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$983,578

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	24.6%
Industrials	22.6%
Financials	17.4%
Consumer Discretionary	10.6%
Consumer Staples	8.8%
Communication Services	7.2%
Health Care	6.4%
Cash, Cash Equivalents and Repurchase Agreements	1.9%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Halma PLC	3.5%
Aon PLC, Class A	3.3%
Partners Group Holding AG	3.1%
RELX PLC	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
SAP SE	3.0%
London Stock Exchange Group PLC	3.0%
ASML Holding NV	3.0%
HDFC Bank Ltd., ADR	2.9%

C000207193
Shareholder Report [Line Items]
Fund Name	Lazard International Quality Growth Portfolio
Class Name	R6 Shares
Trading Symbol	RCMPX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/23
R6 Shares	9.03%	11.95%
MSCI ACWI ex-USA Index	11.62%	11.59%
MSCI ACWI ex-USA Growth Index	9.88%	11.43%

Performance Inception Date		Feb. 22, 2023
AssetsNet	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344	$ 272,402,344
Holdings Count | Holding	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50	50
Advisory Fees Paid, Amount	$ 983,578
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$272,402,344
# of Portfolio Holdings	50
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$983,578

Holdings [Text Block]

Top Sectors (% of Net Assets)

Information Technology	24.6%
Industrials	22.6%
Financials	17.4%
Consumer Discretionary	10.6%
Consumer Staples	8.8%
Communication Services	7.2%
Health Care	6.4%
Cash, Cash Equivalents and Repurchase Agreements	1.9%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Halma PLC	3.5%
Aon PLC, Class A	3.3%
Partners Group Holding AG	3.1%
RELX PLC	3.1%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
SAP SE	3.0%
London Stock Exchange Group PLC	3.0%
ASML Holding NV	3.0%
HDFC Bank Ltd., ADR	2.9%

C000028359
Shareholder Report [Line Items]
Fund Name	Lazard International Small Cap Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LZISX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the MSCI EAFE IMI replaced the MSCI EAFE Small Cap Index as the Portfolio’s broad-based securities market index. The MSCI EAFE IMI was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
2014	$10,000	$10,000	$10,000
2014	$9,758	$9,799	$9,765
2014	$9,779	$9,783	$9,747
2014	$9,256	$9,388	$9,218
2014	$9,284	$9,245	$9,036
2014	$9,229	$9,359	$9,058
2014	$9,183	$9,068	$9,009
2015	$9,128	$9,109	$9,024
2015	$9,770	$9,659	$9,609
2015	$9,678	$9,518	$9,510
2015	$10,073	$9,913	$9,947
2015	$10,220	$9,882	$10,051
2015	$10,201	$9,622	$9,924
2015	$10,247	$9,806	$10,008
2015	$9,659	$9,123	$9,569
2015	$9,382	$8,680	$9,246
2015	$9,807	$9,337	$9,800
2015	$10,010	$9,211	$9,803
2015	$10,075	$9,113	$9,875
2016	$9,483	$8,446	$9,098
2016	$9,326	$8,311	$9,087
2016	$10,112	$8,869	$9,816
2016	$10,056	$9,118	$10,041
2016	$10,167	$9,053	$10,093
2016	$9,770	$8,725	$9,561
2016	$10,140	$9,180	$10,147
2016	$9,953	$9,178	$10,087
2016	$10,262	$9,313	$10,387
2016	$9,784	$9,112	$10,093
2016	$9,540	$8,920	$9,809
2016	$9,598	$9,218	$10,090
2017	$9,902	$9,493	$10,447
2017	$9,997	$9,640	$10,681
2017	$10,264	$9,895	$10,894
2017	$10,844	$10,171	$11,360
2017	$11,205	$10,544	$11,778
2017	$11,215	$10,528	$11,755
2017	$11,710	$10,843	$12,182
2017	$11,814	$10,853	$12,281
2017	$12,223	$11,129	$12,632
2017	$12,499	$11,300	$12,845
2017	$12,765	$11,428	$13,048
2017	$13,117	$11,629	$13,396
2018	$13,717	$12,214	$14,081
2018	$13,108	$11,680	$13,581
2018	$13,212	$11,481	$13,428
2018	$13,051	$11,728	$13,610
2018	$12,937	$11,487	$13,480
2018	$12,746	$11,334	$13,217
2018	$12,851	$11,582	$13,303
2018	$12,563	$11,377	$13,197
2018	$12,369	$11,449	$13,102
2018	$10,843	$10,510	$11,841
2018	$10,707	$10,487	$11,757
2018	$9,853	$9,954	$10,999
2019	$10,814	$10,629	$11,886
2019	$11,051	$10,896	$12,152
2019	$10,893	$10,957	$12,171
2019	$11,279	$11,268	$12,539
2019	$10,834	$10,719	$11,875
2019	$11,259	$11,329	$12,379
2019	$11,002	$11,194	$12,291
2019	$10,787	$10,906	$11,988
2019	$11,052	$11,218	$12,324
2019	$11,510	$11,636	$12,884
2019	$11,877	$11,785	$13,169
2019	$12,416	$12,187	$13,744
2020	$12,080	$11,918	$13,346
2020	$11,052	$10,828	$12,036
2020	$9,137	$9,322	$9,961
2020	$10,094	$9,975	$10,996
2020	$10,827	$10,448	$11,781
2020	$11,225	$10,774	$11,942
2020	$11,581	$11,041	$12,343
2020	$12,144	$11,644	$13,264
2020	$12,040	$11,373	$13,165
2020	$11,716	$10,927	$12,709
2020	$13,167	$12,593	$14,454
2020	$14,085	$13,219	$15,441
2021	$14,074	$13,092	$15,384
2021	$14,387	$13,394	$15,791
2021	$14,565	$13,699	$16,137
2021	$15,504	$14,132	$16,786
2021	$15,890	$14,566	$17,121
2021	$15,764	$14,390	$16,837
2021	$16,004	$14,520	$17,123
2021	$16,645	$14,802	$17,617
2021	$16,032	$14,356	$16,988
2021	$16,286	$14,689	$17,254
2021	$15,367	$13,984	$16,290
2021	$15,751	$14,684	$17,000
2022	$14,676	$13,917	$15,756
2022	$14,102	$13,682	$15,556
2022	$13,959	$13,756	$15,549
2022	$13,071	$12,858	$14,483
2022	$12,999	$12,925	$14,378
2022	$11,322	$11,693	$12,800
2022	$12,082	$12,304	$13,646
2022	$11,149	$11,725	$13,041
2022	$10,025	$10,590	$11,542
2022	$10,520	$11,142	$12,030
2022	$11,854	$12,375	$13,223
2022	$11,605	$12,403	$13,365
2023	$12,616	$13,396	$14,363
2023	$12,329	$13,115	$14,051
2023	$12,450	$13,389	$14,022
2023	$12,601	$13,752	$14,304
2023	$12,193	$13,171	$13,706
2023	$12,329	$13,740	$14,102
2023	$12,616	$14,207	$14,726
2023	$12,276	$13,673	$14,236
2023	$11,566	$13,187	$13,605
2023	$10,961	$12,619	$12,807
2023	$12,080	$13,803	$14,095
2023	$12,946	$14,574	$15,123
2024	$12,576	$14,613	$14,873
2024	$12,468	$14,852	$14,930
2024	$12,776	$15,349	$15,485
2024	$12,298	$14,947	$15,025
2024	$12,776	$15,535	$15,676
2024	$12,591	$15,254	$15,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	2.13%	2.26%	2.33%
MSCI EAFE IMI	11.02%	6.13%	4.31%
MSCI EAFE Small Cap Index	7.78%	4.19%	4.29%

AssetsNet	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050
Holdings Count | Holding	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$10,670,050
# of Portfolio Holdings	87
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.3%
Financials	14.6%
Consumer Discretionary	13.6%
Real Estate	8.9%
Information Technology	8.6%
Consumer Staples	8.2%
Health Care	8.1%
Materials	5.7%
Utilities	2.6%
Energy	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Zealand Pharma AS	2.0%
JTC PLC	1.8%
Britvic PLC	1.8%
SBI Sumishin Net Bank Ltd.	1.8%
Arca Continental SAB de CV	1.8%
Jumbo SA	1.7%
USS Co. Ltd.	1.6%
AUB Group Ltd.	1.6%
CTP NV	1.5%
Kemira OYJ	1.5%

C000028358
Shareholder Report [Line Items]
Fund Name	Lazard International Small Cap Equity Portfolio
Class Name	Open Shares
Trading Symbol	LZSMX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Small Cap Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$63	1.28%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the MSCI EAFE IMI replaced the MSCI EAFE Small Cap Index as the Portfolio’s broad-based securities market index. The MSCI EAFE IMI was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE IMI	MSCI EAFE Small Cap Index
2014	$10,000	$10,000	$10,000
2014	$9,758	$9,799	$9,765
2014	$9,769	$9,783	$9,747
2014	$9,248	$9,388	$9,218
2014	$9,276	$9,245	$9,036
2014	$9,221	$9,359	$9,058
2014	$9,166	$9,068	$9,009
2015	$9,111	$9,109	$9,024
2015	$9,751	$9,659	$9,609
2015	$9,659	$9,518	$9,510
2015	$10,052	$9,913	$9,947
2015	$10,189	$9,882	$10,051
2015	$10,171	$9,622	$9,924
2015	$10,217	$9,806	$10,008
2015	$9,632	$9,123	$9,569
2015	$9,347	$8,680	$9,246
2015	$9,769	$9,337	$9,800
2015	$9,962	$9,211	$9,803
2015	$10,036	$9,113	$9,875
2016	$9,439	$8,446	$9,098
2016	$9,283	$8,311	$9,087
2016	$10,063	$8,869	$9,816
2016	$10,008	$9,118	$10,041
2016	$10,109	$9,053	$10,093
2016	$9,714	$8,725	$9,561
2016	$10,081	$9,180	$10,147
2016	$9,890	$9,178	$10,087
2016	$10,197	$9,313	$10,387
2016	$9,732	$9,112	$10,093
2016	$9,481	$8,920	$9,809
2016	$9,533	$9,218	$10,090
2017	$9,834	$9,493	$10,447
2017	$9,928	$9,640	$10,681
2017	$10,191	$9,895	$10,894
2017	$10,764	$10,171	$11,360
2017	$11,122	$10,544	$11,778
2017	$11,131	$10,528	$11,755
2017	$11,620	$10,843	$12,182
2017	$11,723	$10,853	$12,281
2017	$12,118	$11,129	$12,632
2017	$12,391	$11,300	$12,845
2017	$12,654	$11,428	$13,048
2017	$12,992	$11,629	$13,396
2018	$13,585	$12,214	$14,081
2018	$12,983	$11,680	$13,581
2018	$13,077	$11,481	$13,428
2018	$12,927	$11,728	$13,610
2018	$12,804	$11,487	$13,480
2018	$12,616	$11,334	$13,217
2018	$12,720	$11,582	$13,303
2018	$12,423	$11,377	$13,197
2018	$12,231	$11,449	$13,102
2018	$10,718	$10,510	$11,841
2018	$10,593	$10,487	$11,757
2018	$9,732	$9,954	$10,999
2019	$10,679	$10,629	$11,886
2019	$10,913	$10,896	$12,152
2019	$10,757	$10,957	$12,171
2019	$11,138	$11,268	$12,539
2019	$10,689	$10,719	$11,875
2019	$11,109	$11,329	$12,379
2019	$10,855	$11,194	$12,291
2019	$10,643	$10,906	$11,988
2019	$10,894	$11,218	$12,324
2019	$11,355	$11,636	$12,884
2019	$11,707	$11,785	$13,169
2019	$12,239	$12,187	$13,744
2020	$11,908	$11,918	$13,346
2020	$10,894	$10,828	$12,036
2020	$8,996	$9,322	$9,961
2020	$9,940	$9,975	$10,996
2020	$10,663	$10,448	$11,781
2020	$11,044	$10,774	$11,942
2020	$11,396	$11,041	$12,343
2020	$11,951	$11,644	$13,264
2020	$11,848	$11,373	$13,165
2020	$11,530	$10,927	$12,709
2020	$12,946	$12,593	$14,454
2020	$13,849	$13,219	$15,441
2021	$13,828	$13,092	$15,384
2021	$14,136	$13,394	$15,791
2021	$14,310	$13,699	$16,137
2021	$15,234	$14,132	$16,786
2021	$15,603	$14,566	$17,121
2021	$15,480	$14,390	$16,837
2021	$15,716	$14,520	$17,123
2021	$16,345	$14,802	$17,617
2021	$15,744	$14,356	$16,988
2021	$15,983	$14,689	$17,254
2021	$15,082	$13,984	$16,290
2021	$15,456	$14,684	$17,000
2022	$14,391	$13,917	$15,756
2022	$13,830	$13,682	$15,556
2022	$13,676	$13,756	$15,549
2022	$12,808	$12,858	$14,483
2022	$12,737	$12,925	$14,378
2022	$11,098	$11,693	$12,800
2022	$11,827	$12,304	$13,646
2022	$10,915	$11,725	$13,041
2022	$9,816	$10,590	$11,542
2022	$10,300	$11,142	$12,030
2022	$11,604	$12,375	$13,223
2022	$11,361	$12,403	$13,365
2023	$12,347	$13,396	$14,363
2023	$12,053	$13,115	$14,051
2023	$12,171	$13,389	$14,022
2023	$12,318	$13,752	$14,304
2023	$11,920	$13,171	$13,706
2023	$12,053	$13,740	$14,102
2023	$12,332	$14,207	$14,726
2023	$12,001	$13,673	$14,236
2023	$11,294	$13,187	$13,605
2023	$10,704	$12,619	$12,807
2023	$11,780	$13,803	$14,095
2023	$12,638	$14,574	$15,123
2024	$12,263	$14,613	$14,873
2024	$12,173	$14,852	$14,930
2024	$12,458	$15,349	$15,485
2024	$11,993	$14,947	$15,025
2024	$12,458	$15,535	$15,676
2024	$12,278	$15,254	$15,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	1.87%	2.02%	2.07%
MSCI EAFE IMI	11.02%	6.13%	4.31%
MSCI EAFE Small Cap Index	7.78%	4.19%	4.29%

AssetsNet	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050	$ 10,670,050
Holdings Count | Holding	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$10,670,050
# of Portfolio Holdings	87
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.3%
Financials	14.6%
Consumer Discretionary	13.6%
Real Estate	8.9%
Information Technology	8.6%
Consumer Staples	8.2%
Health Care	8.1%
Materials	5.7%
Utilities	2.6%
Energy	2.2%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Zealand Pharma AS	2.0%
JTC PLC	1.8%
Britvic PLC	1.8%
SBI Sumishin Net Bank Ltd.	1.8%
Arca Continental SAB de CV	1.8%
Jumbo SA	1.7%
USS Co. Ltd.	1.6%
AUB Group Ltd.	1.6%
CTP NV	1.5%
Kemira OYJ	1.5%

C000028379
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Institutional Shares
Trading Symbol	LISIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,629	$9,803
2014	$9,743	$9,788
2014	$9,428	$9,412
2014	$9,632	$9,276
2014	$9,691	$9,402
2014	$9,274	$9,077
2015	$9,261	$9,121
2015	$9,795	$9,667
2015	$9,727	$9,520
2015	$9,937	$9,908
2015	$9,991	$9,858
2015	$9,849	$9,579
2015	$9,896	$9,778
2015	$9,207	$9,058
2015	$8,794	$8,598
2015	$9,376	$9,270
2015	$9,308	$9,126
2015	$9,116	$9,003
2016	$8,651	$8,352
2016	$8,535	$8,199
2016	$9,089	$8,732
2016	$9,150	$8,985
2016	$9,164	$8,903
2016	$8,973	$8,604
2016	$9,192	$9,040
2016	$9,082	$9,047
2016	$9,171	$9,158
2016	$8,822	$8,971
2016	$8,528	$8,792
2016	$8,645	$9,093
2017	$8,853	$9,356
2017	$8,916	$9,490
2017	$9,138	$9,751
2017	$9,465	$9,999
2017	$9,875	$10,366
2017	$9,854	$10,347
2017	$10,236	$10,645
2017	$10,222	$10,641
2017	$10,417	$10,906
2017	$10,598	$11,072
2017	$10,799	$11,188
2017	$11,053	$11,367
2018	$11,764	$11,938
2018	$11,278	$11,399
2018	$11,306	$11,193
2018	$11,299	$11,449
2018	$11,278	$11,192
2018	$11,074	$11,055
2018	$11,222	$11,327
2018	$11,104	$11,108
2018	$11,210	$11,205
2018	$10,266	$10,313
2018	$10,407	$10,299
2018	$9,909	$9,800
2019	$10,585	$10,444
2019	$10,931	$10,710
2019	$11,046	$10,778
2019	$11,377	$11,081
2019	$10,847	$10,549
2019	$11,438	$11,174
2019	$11,223	$11,032
2019	$11,042	$10,747
2019	$11,265	$11,055
2019	$11,473	$11,452
2019	$11,635	$11,581
2019	$12,044	$11,958
2020	$11,872	$11,708
2020	$10,964	$10,650
2020	$9,178	$9,228
2020	$9,820	$9,824
2020	$10,314	$10,251
2020	$10,650	$10,600
2020	$11,065	$10,847
2020	$11,726	$11,404
2020	$11,365	$11,108
2020	$10,981	$10,665
2020	$12,691	$12,318
2020	$13,319	$12,890
2021	$12,963	$12,752
2021	$13,303	$13,038
2021	$13,691	$13,338
2021	$14,292	$13,739
2021	$14,688	$14,187
2021	$14,316	$14,027
2021	$14,427	$14,132
2021	$14,794	$14,381
2021	$14,232	$13,964
2021	$14,541	$14,307
2021	$13,621	$13,642
2021	$14,117	$14,341
2022	$13,591	$13,648
2022	$13,212	$13,406
2022	$12,927	$13,492
2022	$12,168	$12,619
2022	$12,435	$12,714
2022	$11,418	$11,534
2022	$12,004	$12,108
2022	$11,271	$11,533
2022	$10,254	$10,455
2022	$10,961	$11,017
2022	$12,090	$12,258
2022	$11,735	$12,268
2023	$12,609	$13,261
2023	$12,224	$12,984
2023	$12,653	$13,306
2023	$12,705	$13,682
2023	$12,565	$13,103
2023	$13,142	$13,699
2023	$13,274	$14,143
2023	$12,831	$13,601
2023	$12,280	$13,136
2023	$11,825	$12,604
2023	$13,024	$13,774
2023	$13,736	$14,505
2024	$13,630	$14,589
2024	$14,242	$14,856
2024	$14,526	$15,345
2024	$13,825	$14,952
2024	$14,366	$15,531
2024	$14,064	$15,285

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	7.02%	4.22%	3.47%
MSCI EAFE Index	11.54%	6.46%	4.33%

AssetsNet	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136
Holdings Count | Holding	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62
Advisory Fees Paid, Amount	$ 15,180,194
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,712,248,136
# of Portfolio Holdings	62
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,180,194

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.8%
Information Technology	19.6%
Financials	17.7%
Health Care	14.0%
Consumer Staples	8.0%
Consumer Discretionary	5.7%
Utilities	3.5%
Communication Services	2.5%
Cash, Cash Equivalents and Repurchase Agreements	2.2%
Energy	1.5%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	5.5%
ASML Holding NV	4.3%
RELX PLC	3.3%
ICON PLC	2.8%
Siemens AG	2.4%
Aon PLC, Class A	2.4%
Coca-Cola Europacific Partners PLC	2.3%
ABB Ltd.	2.2%
Accenture PLC, Class A	2.2%
Airbus SE	2.1%

C000028378
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	Open Shares
Trading Symbol	LISOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI EAFE Index
2014	$10,000	$10,000
2014	$9,625	$9,803
2014	$9,738	$9,788
2014	$9,419	$9,412
2014	$9,627	$9,276
2014	$9,680	$9,402
2014	$9,256	$9,077
2015	$9,250	$9,121
2015	$9,779	$9,667
2015	$9,705	$9,520
2015	$9,913	$9,908
2015	$9,966	$9,858
2015	$9,826	$9,579
2015	$9,866	$9,778
2015	$9,183	$9,058
2015	$8,761	$8,598
2015	$9,343	$9,270
2015	$9,270	$9,126
2015	$9,082	$9,003
2016	$8,615	$8,352
2016	$8,500	$8,199
2016	$9,048	$8,732
2016	$9,109	$8,985
2016	$9,115	$8,903
2016	$8,926	$8,604
2016	$9,142	$9,040
2016	$9,027	$9,047
2016	$9,115	$9,158
2016	$8,764	$8,971
2016	$8,473	$8,792
2016	$8,594	$9,093
2017	$8,792	$9,356
2017	$8,854	$9,490
2017	$9,073	$9,751
2017	$9,395	$9,999
2017	$9,799	$10,366
2017	$9,778	$10,347
2017	$10,155	$10,645
2017	$10,141	$10,641
2017	$10,326	$10,906
2017	$10,511	$11,072
2017	$10,703	$11,188
2017	$10,952	$11,367
2018	$11,657	$11,938
2018	$11,173	$11,399
2018	$11,194	$11,193
2018	$11,187	$11,449
2018	$11,166	$11,192
2018	$10,959	$11,055
2018	$11,104	$11,327
2018	$10,988	$11,108
2018	$11,085	$11,205
2018	$10,151	$10,313
2018	$10,283	$10,299
2018	$9,796	$9,800
2019	$10,459	$10,444
2019	$10,805	$10,710
2019	$10,910	$10,778
2019	$11,234	$11,081
2019	$10,707	$10,549
2019	$11,294	$11,174
2019	$11,076	$11,032
2019	$10,898	$10,747
2019	$11,117	$11,055
2019	$11,313	$11,452
2019	$11,471	$11,581
2019	$11,873	$11,958
2020	$11,697	$11,708
2020	$10,802	$10,650
2020	$9,043	$9,228
2020	$9,678	$9,824
2020	$10,160	$10,251
2020	$10,489	$10,600
2020	$10,894	$10,847
2020	$11,540	$11,404
2020	$11,179	$11,108
2020	$10,804	$10,665
2020	$12,482	$12,318
2020	$13,101	$12,890
2021	$12,746	$12,752
2021	$13,078	$13,038
2021	$13,448	$13,338
2021	$14,042	$13,739
2021	$14,427	$14,187
2021	$14,057	$14,027
2021	$14,165	$14,132
2021	$14,523	$14,381
2021	$13,967	$13,964
2021	$14,268	$14,307
2021	$13,365	$13,642
2021	$13,844	$14,341
2022	$13,333	$13,648
2022	$12,948	$13,406
2022	$12,672	$13,492
2022	$11,926	$12,619
2022	$12,186	$12,714
2022	$11,189	$11,534
2022	$11,759	$12,108
2022	$11,039	$11,533
2022	$10,042	$10,455
2022	$10,729	$11,017
2022	$11,826	$12,258
2022	$11,485	$12,268
2023	$12,332	$13,261
2023	$11,959	$12,984
2023	$12,366	$13,306
2023	$12,417	$13,682
2023	$12,281	$13,103
2023	$12,840	$13,699
2023	$12,967	$14,143
2023	$12,539	$13,601
2023	$11,996	$13,136
2023	$11,547	$12,604
2023	$12,708	$13,774
2023	$13,398	$14,505
2024	$13,304	$14,589
2024	$13,895	$14,856
2024	$14,161	$15,345
2024	$13,475	$14,952
2024	$14,006	$15,531
2024	$13,706	$15,285

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Open Shares	6.75%	3.95%	3.20%
MSCI EAFE Index	11.54%	6.46%	4.33%

AssetsNet	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136
Holdings Count | Holding	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62
Advisory Fees Paid, Amount	$ 15,180,194
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,712,248,136
# of Portfolio Holdings	62
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,180,194

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.8%
Information Technology	19.6%
Financials	17.7%
Health Care	14.0%
Consumer Staples	8.0%
Consumer Discretionary	5.7%
Utilities	3.5%
Communication Services	2.5%
Cash, Cash Equivalents and Repurchase Agreements	2.2%
Energy	1.5%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	5.5%
ASML Holding NV	4.3%
RELX PLC	3.3%
ICON PLC	2.8%
Siemens AG	2.4%
Aon PLC, Class A	2.4%
Coca-Cola Europacific Partners PLC	2.3%
ABB Ltd.	2.2%
Accenture PLC, Class A	2.2%
Airbus SE	2.1%

C000134193
Shareholder Report [Line Items]
Fund Name	Lazard International Strategic Equity Portfolio
Class Name	R6 Shares
Trading Symbol	RLITX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/20/15
R6 Shares	7.01%	4.20%	4.50%
MSCI EAFE Index	11.54%	6.46%	5.88%

Performance Inception Date																	Jan. 20, 2015
AssetsNet	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136	$ 3,712,248,136
Holdings Count | Holding	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62	62
Advisory Fees Paid, Amount	$ 15,180,194
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,712,248,136
# of Portfolio Holdings	62
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$15,180,194

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Industrials	23.8%
Information Technology	19.6%
Financials	17.7%
Health Care	14.0%
Consumer Staples	8.0%
Consumer Discretionary	5.7%
Utilities	3.5%
Communication Services	2.5%
Cash, Cash Equivalents and Repurchase Agreements	2.2%
Energy	1.5%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Novo Nordisk AS, Class B	5.5%
ASML Holding NV	4.3%
RELX PLC	3.3%
ICON PLC	2.8%
Siemens AG	2.4%
Aon PLC, Class A	2.4%
Coca-Cola Europacific Partners PLC	2.3%
ABB Ltd.	2.2%
Accenture PLC, Class A	2.2%
Airbus SE	2.1%

C000156258
Shareholder Report [Line Items]
Fund Name	Lazard Managed Equity Volatility Portfolio
Class Name	Institutional Shares
Trading Symbol	MEVIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Managed Equity Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,850	$9,767
2015	$9,980	$9,942
2015	$9,340	$9,284
2015	$9,260	$8,941
2015	$9,840	$9,649
2015	$9,780	$9,601
2015	$9,758	$9,432
2016	$9,452	$8,868
2016	$9,483	$8,802
2016	$10,103	$9,400
2016	$10,124	$9,548
2016	$10,114	$9,602
2016	$10,276	$9,494
2016	$10,582	$9,895
2016	$10,408	$9,903
2016	$10,418	$9,955
2016	$10,133	$9,762
2016	$10,184	$9,903
2016	$10,387	$10,140
2017	$10,626	$10,384
2017	$10,938	$10,672
2017	$11,083	$10,786
2017	$11,260	$10,945
2017	$11,468	$11,177
2017	$11,468	$11,220
2017	$11,655	$11,488
2017	$11,738	$11,504
2017	$11,842	$11,762
2017	$12,040	$11,984
2017	$12,383	$12,244
2017	$12,523	$12,409
2018	$12,924	$13,065
2018	$12,404	$12,524
2018	$12,296	$12,251
2018	$12,318	$12,392
2018	$12,372	$12,470
2018	$12,318	$12,464
2018	$12,675	$12,853
2018	$12,819	$13,012
2018	$12,895	$13,085
2018	$12,169	$12,124
2018	$12,397	$12,263
2018	$11,621	$11,331
2019	$12,447	$12,212
2019	$12,833	$12,580
2019	$13,009	$12,745
2019	$13,108	$13,197
2019	$12,711	$12,436
2019	$13,361	$13,255
2019	$13,361	$13,321
2019	$13,299	$13,048
2019	$13,486	$13,326
2019	$13,630	$13,665
2019	$13,872	$14,046
2019	$14,142	$14,467
2020	$13,997	$14,379
2020	$12,824	$13,164
2020	$11,260	$11,422
2020	$11,941	$12,670
2020	$12,355	$13,282
2020	$12,288	$13,634
2020	$12,600	$14,285
2020	$13,095	$15,240
2020	$12,824	$14,714
2020	$12,315	$14,262
2020	$13,095	$16,086
2020	$13,409	$16,768
2021	$13,250	$16,602
2021	$13,193	$17,027
2021	$14,047	$17,594
2021	$14,388	$18,413
2021	$14,616	$18,678
2021	$14,741	$18,956
2021	$15,185	$19,295
2021	$15,474	$19,776
2021	$14,806	$18,955
2021	$15,290	$20,028
2021	$15,002	$19,589
2021	$15,957	$20,426
2022	$15,242	$19,345
2022	$15,072	$18,856
2022	$15,581	$19,372
2022	$14,927	$17,763
2022	$14,927	$17,777
2022	$14,333	$16,237
2022	$14,891	$17,527
2022	$14,299	$16,794
2022	$13,305	$15,232
2022	$14,152	$16,326
2022	$15,096	$17,460
2022	$14,884	$16,718
2023	$15,158	$17,902
2023	$14,747	$17,472
2023	$15,158	$18,012
2023	$15,558	$18,327
2023	$14,896	$18,144
2023	$15,458	$19,242
2023	$15,595	$19,888
2023	$15,364	$19,413
2023	$15,039	$18,576
2023	$14,863	$18,038
2023	$15,539	$19,730
2023	$16,022	$20,698
2024	$16,334	$20,947
2024	$16,658	$21,835
2024	$17,191	$22,536
2024	$16,464	$21,700
2024	$16,905	$22,670
2024	$16,801	$23,132

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Institutional Shares	8.69%	4.69%	5.87%
MSCI World Index	20.19%	11.78%	9.67%

Performance Inception Date															May 29, 2015
AssetsNet	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878
Holdings Count | Holding	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$15,372,878
# of Portfolio Holdings	189
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Health Care	19.5%
Consumer Staples	18.8%
Financials	13.1%
Industrials	10.1%
Utilities	9.4%
Communication Services	8.9%
Information Technology	7.7%
Real Estate	4.8%
Cash, Cash Equivalents and Repurchase Agreements	2.9%
Materials	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Roche Holding AG	1.8%
Colgate-Palmolive Co.	1.7%
Japan Post Holdings Co. Ltd.	1.6%
Kimberly-Clark Corp.	1.6%
Procter & Gamble Co.	1.5%
Xcel Energy, Inc.	1.5%
PepsiCo, Inc.	1.5%
Walmart, Inc.	1.5%
Gilead Sciences, Inc.	1.4%
Osaka Gas Co. Ltd.	1.2%

C000156259
Shareholder Report [Line Items]
Fund Name	Lazard Managed Equity Volatility Portfolio
Class Name	Open Shares
Trading Symbol	MEVOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Managed Equity Volatility Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index
2015	$10,000	$10,000
2015	$10,000	$10,000
2015	$9,850	$9,767
2015	$9,970	$9,942
2015	$9,330	$9,284
2015	$9,250	$8,941
2015	$9,830	$9,649
2015	$9,760	$9,601
2015	$9,740	$9,432
2016	$9,436	$8,868
2016	$9,466	$8,802
2016	$10,075	$9,400
2016	$10,096	$9,548
2016	$10,075	$9,602
2016	$10,238	$9,494
2016	$10,543	$9,895
2016	$10,369	$9,903
2016	$10,380	$9,955
2016	$10,094	$9,762
2016	$10,135	$9,903
2016	$10,338	$10,140
2017	$10,566	$10,384
2017	$10,876	$10,672
2017	$11,021	$10,786
2017	$11,197	$10,945
2017	$11,404	$11,177
2017	$11,394	$11,220
2017	$11,580	$11,488
2017	$11,653	$11,504
2017	$11,756	$11,762
2017	$11,953	$11,984
2017	$12,294	$12,244
2017	$12,417	$12,409
2018	$12,826	$13,065
2018	$12,299	$12,524
2018	$12,192	$12,251
2018	$12,203	$12,392
2018	$12,267	$12,470
2018	$12,203	$12,464
2018	$12,546	$12,853
2018	$12,690	$13,012
2018	$12,765	$13,085
2018	$12,044	$12,124
2018	$12,259	$12,263
2018	$11,487	$11,331
2019	$12,304	$12,212
2019	$12,685	$12,580
2019	$12,849	$12,745
2019	$12,947	$13,197
2019	$12,544	$12,436
2019	$13,198	$13,255
2019	$13,187	$13,321
2019	$13,114	$13,048
2019	$13,300	$13,326
2019	$13,441	$13,665
2019	$13,681	$14,046
2019	$13,941	$14,467
2020	$13,797	$14,379
2020	$12,640	$13,164
2020	$11,086	$11,422
2020	$11,770	$12,670
2020	$12,166	$13,282
2020	$12,100	$13,634
2020	$12,409	$14,285
2020	$12,897	$15,240
2020	$12,618	$14,714
2020	$12,116	$14,262
2020	$12,885	$16,086
2020	$13,196	$16,768
2021	$13,028	$16,602
2021	$12,961	$17,027
2021	$13,812	$17,594
2021	$14,148	$18,413
2021	$14,361	$18,678
2021	$14,473	$18,956
2021	$14,910	$19,295
2021	$15,195	$19,776
2021	$14,537	$18,955
2021	$15,002	$20,028
2021	$14,718	$19,589
2021	$15,653	$20,426
2022	$14,951	$19,345
2022	$14,785	$18,856
2022	$15,272	$19,372
2022	$14,630	$17,763
2022	$14,630	$17,777
2022	$14,047	$16,237
2022	$14,594	$17,527
2022	$14,002	$16,794
2022	$13,026	$15,232
2022	$13,857	$16,326
2022	$14,772	$17,460
2022	$14,563	$16,718
2023	$14,832	$17,902
2023	$14,417	$17,472
2023	$14,832	$18,012
2023	$15,211	$18,327
2023	$14,563	$18,144
2023	$15,113	$19,242
2023	$15,247	$19,888
2023	$15,021	$19,413
2023	$14,690	$18,576
2023	$14,519	$18,038
2023	$15,180	$19,730
2023	$15,639	$20,698
2024	$15,944	$20,947
2024	$16,261	$21,835
2024	$16,768	$22,536
2024	$16,070	$21,700
2024	$16,489	$22,670
2024	$16,375	$23,132

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/29/15
Open Shares	8.35%	4.41%	5.57%
MSCI World Index	20.19%	11.78%	9.67%

Performance Inception Date															May 29, 2015
AssetsNet	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878	$ 15,372,878
Holdings Count | Holding	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$15,372,878
# of Portfolio Holdings	189
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top 10 Sectors (% of Net Assets)

Health Care	19.5%
Consumer Staples	18.8%
Financials	13.1%
Industrials	10.1%
Utilities	9.4%
Communication Services	8.9%
Information Technology	7.7%
Real Estate	4.8%
Cash, Cash Equivalents and Repurchase Agreements	2.9%
Materials	2.8%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

Roche Holding AG	1.8%
Colgate-Palmolive Co.	1.7%
Japan Post Holdings Co. Ltd.	1.6%
Kimberly-Clark Corp.	1.6%
Procter & Gamble Co.	1.5%
Xcel Energy, Inc.	1.5%
PepsiCo, Inc.	1.5%
Walmart, Inc.	1.5%
Gilead Sciences, Inc.	1.4%
Osaka Gas Co. Ltd.	1.2%

C000176375
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Institutional Shares
Trading Symbol	RALIX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Institutional Shares	MSCI World Index	Real Assets Blend Index
2016	$10,000	$10,000	$10,000
2016	$10,000	$10,000	$10,000
2017	$10,070	$10,241	$10,101
2017	$10,280	$10,525	$10,312
2017	$10,305	$10,638	$10,272
2017	$10,396	$10,795	$10,318
2017	$10,516	$11,023	$10,481
2017	$10,451	$11,066	$10,483
2017	$10,561	$11,330	$10,717
2017	$10,621	$11,346	$10,832
2017	$10,621	$11,600	$10,781
2017	$10,752	$11,820	$10,905
2017	$10,913	$12,076	$11,064
2017	$10,990	$12,239	$11,201
2018	$11,092	$12,885	$11,330
2018	$10,693	$12,352	$10,793
2018	$10,723	$12,083	$10,924
2018	$10,888	$12,222	$11,140
2018	$10,908	$12,299	$11,247
2018	$10,888	$12,293	$11,215
2018	$10,981	$12,676	$11,244
2018	$10,952	$12,833	$11,157
2018	$10,952	$12,905	$11,129
2018	$10,558	$11,958	$10,778
2018	$10,641	$12,094	$11,048
2018	$10,160	$11,175	$10,452
2019	$10,742	$12,045	$11,325
2019	$10,937	$12,407	$11,453
2019	$11,044	$12,570	$11,728
2019	$11,152	$13,016	$11,692
2019	$10,958	$12,265	$11,520
2019	$11,271	$13,073	$11,838
2019	$11,293	$13,139	$11,806
2019	$11,305	$12,869	$11,804
2019	$11,446	$13,143	$11,997
2019	$11,576	$13,477	$12,206
2019	$11,544	$13,853	$12,023
2019	$11,793	$14,269	$12,454
2020	$11,782	$14,182	$12,227
2020	$11,230	$12,983	$11,397
2020	$9,931	$11,266	$9,575
2020	$10,363	$12,496	$10,005
2020	$10,617	$13,099	$10,314
2020	$10,723	$13,447	$10,433
2020	$10,989	$14,089	$10,839
2020	$11,260	$15,030	$11,230
2020	$10,993	$14,512	$10,934
2020	$10,881	$14,066	$10,789
2020	$11,628	$15,865	$11,665
2020	$11,865	$16,538	$12,008
2021	$11,716	$16,374	$12,027
2021	$12,049	$16,794	$12,396
2021	$12,324	$17,353	$12,715
2021	$13,083	$18,160	$13,464
2021	$13,348	$18,421	$13,707
2021	$13,463	$18,696	$13,783
2021	$13,727	$19,030	$14,060
2021	$13,785	$19,504	$14,202
2021	$13,707	$18,695	$14,002
2021	$14,285	$19,753	$14,605
2021	$13,973	$19,320	$13,955
2021	$14,428	$20,145	$14,748
2022	$14,428	$19,080	$14,767
2022	$14,505	$18,597	$14,937
2022	$15,407	$19,107	$15,915
2022	$15,368	$17,519	$15,645
2022	$15,342	$17,533	$15,607
2022	$13,876	$16,014	$14,280
2022	$14,731	$17,286	$15,073
2022	$14,333	$16,563	$14,631
2022	$12,810	$15,023	$13,031
2022	$13,215	$16,102	$13,362
2022	$13,790	$17,221	$14,201
2022	$13,209	$16,489	$13,827
2023	$13,790	$17,656	$14,376
2023	$13,236	$17,233	$13,682
2023	$13,231	$17,765	$13,644
2023	$13,342	$18,076	$13,790
2023	$12,785	$17,895	$13,056
2023	$13,180	$18,978	$13,539
2023	$13,601	$19,615	$14,077
2023	$13,278	$19,147	$13,661
2023	$12,817	$18,321	$13,131
2023	$12,634	$17,790	$12,925
2023	$13,365	$19,459	$13,706
2023	$13,795	$20,414	$14,166
2024	$13,495	$20,659	$13,855
2024	$13,524	$21,535	$13,806
2024	$13,913	$22,226	$14,243
2024	$13,597	$21,402	$13,943
2024	$14,043	$22,359	$14,393
2024	$14,012	$22,806	$14,248

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	6.31%	4.45%	4.60%
MSCI World Index	20.19%	11.78%	11.62%
Real Assets Blend Index	5.25%	3.77%	4.83%

Performance Inception Date												Dec. 30, 2016
AssetsNet	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893
Holdings Count | Holding	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$24,607,893
# of Portfolio Holdings	138
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top Sectors (% of Net Assets)

Real Estate	39.1%
Cash, Cash Equivalents and Repurchase Agreements	20.4%
Utilities	15.4%
Industrials	6.3%
Energy	6.2%
Exchange-Traded Funds	5.9%
Communication Services	1.3%
Materials	1.2%
Consumer Discretionary	0.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.8%
iShares Silver Trust	2.0%
Prologis, Inc.	1.8%
Targa Resources Corp.	1.8%
SBA Communications Corp.	1.5%
Equinix, Inc.	1.5%
American Tower Corp.	1.4%
Crown Castle, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.3%

C000176376
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	Open Shares
Trading Symbol	RALOX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Open Shares	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Open Shares	MSCI World Index	Real Assets Blend Index
2017	$10,000	$10,000	$10,000
2017	$10,030	$10,091	$10,074
2017	$10,239	$10,371	$10,285
2017	$10,259	$10,481	$10,244
2017	$10,349	$10,637	$10,291
2017	$10,469	$10,862	$10,453
2017	$10,407	$10,903	$10,455
2017	$10,507	$11,164	$10,688
2017	$10,567	$11,180	$10,803
2017	$10,567	$11,430	$10,752
2017	$10,698	$11,646	$10,876
2017	$10,848	$11,899	$11,034
2017	$10,928	$12,059	$11,171
2018	$11,030	$12,696	$11,300
2018	$10,621	$12,171	$10,764
2018	$10,656	$11,905	$10,894
2018	$10,819	$12,042	$11,110
2018	$10,840	$12,118	$11,217
2018	$10,813	$12,112	$11,185
2018	$10,905	$12,490	$11,214
2018	$10,867	$12,645	$11,127
2018	$10,860	$12,716	$11,099
2018	$10,469	$11,782	$10,749
2018	$10,551	$11,917	$11,018
2018	$10,077	$11,011	$10,424
2019	$10,655	$11,868	$11,295
2019	$10,837	$12,225	$11,422
2019	$10,948	$12,385	$11,697
2019	$11,045	$12,825	$11,660
2019	$10,852	$12,085	$11,489
2019	$11,156	$12,881	$11,806
2019	$11,177	$12,946	$11,774
2019	$11,189	$12,680	$11,773
2019	$11,322	$12,950	$11,965
2019	$11,452	$13,279	$12,173
2019	$11,419	$13,650	$11,990
2019	$11,669	$14,059	$12,421
2020	$11,658	$13,974	$12,195
2020	$11,101	$12,793	$11,367
2020	$9,829	$11,100	$9,549
2020	$10,234	$12,312	$9,978
2020	$10,486	$12,907	$10,286
2020	$10,594	$13,249	$10,406
2020	$10,858	$13,882	$10,810
2020	$11,115	$14,810	$11,200
2020	$10,855	$14,299	$10,905
2020	$10,745	$13,860	$10,760
2020	$11,472	$15,633	$11,634
2020	$11,707	$16,295	$11,976
2021	$11,549	$16,134	$11,995
2021	$11,877	$16,547	$12,363
2021	$12,153	$17,098	$12,681
2021	$12,901	$17,893	$13,428
2021	$13,150	$18,151	$13,671
2021	$13,278	$18,421	$13,746
2021	$13,516	$18,751	$14,022
2021	$13,584	$19,218	$14,164
2021	$13,499	$18,420	$13,964
2021	$14,057	$19,463	$14,566
2021	$13,761	$19,037	$13,918
2021	$14,198	$19,850	$14,708
2022	$14,198	$18,800	$14,728
2022	$14,274	$18,324	$14,897
2022	$15,165	$18,826	$15,873
2022	$15,114	$17,262	$15,603
2022	$15,076	$17,275	$15,565
2022	$13,639	$15,779	$14,242
2022	$14,466	$17,032	$15,033
2022	$14,088	$16,320	$14,592
2022	$12,584	$14,802	$12,996
2022	$12,981	$15,865	$13,326
2022	$13,545	$16,968	$14,163
2022	$12,966	$16,247	$13,790
2023	$13,522	$17,397	$14,338
2023	$12,993	$16,980	$13,645
2023	$12,979	$17,504	$13,607
2023	$13,075	$17,811	$13,753
2023	$12,542	$17,632	$13,021
2023	$12,935	$18,699	$13,503
2023	$13,334	$19,327	$14,039
2023	$13,018	$18,866	$13,625
2023	$12,557	$18,052	$13,096
2023	$12,379	$17,529	$12,891
2023	$13,080	$19,173	$13,669
2023	$13,506	$20,115	$14,128
2024	$13,199	$20,356	$13,818
2024	$13,227	$21,219	$13,769
2024	$13,613	$21,900	$14,205
2024	$13,304	$21,088	$13,905
2024	$13,739	$22,030	$14,354
2024	$13,686	$22,471	$14,210

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 1/9/17
Open Shares	5.81%	4.17%	4.29%
MSCI World Index	20.19%	11.78%	11.67%
Real Assets Blend Index	5.25%	3.77%	4.85%

Performance Inception Date											Jan. 09, 2017
AssetsNet	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893
Holdings Count | Holding	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$24,607,893
# of Portfolio Holdings	138
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top Sectors (% of Net Assets)

Real Estate	39.1%
Cash, Cash Equivalents and Repurchase Agreements	20.4%
Utilities	15.4%
Industrials	6.3%
Energy	6.2%
Exchange-Traded Funds	5.9%
Communication Services	1.3%
Materials	1.2%
Consumer Discretionary	0.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.8%
iShares Silver Trust	2.0%
Prologis, Inc.	1.8%
Targa Resources Corp.	1.8%
SBA Communications Corp.	1.5%
Equinix, Inc.	1.5%
American Tower Corp.	1.4%
Crown Castle, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.3%

C000176377
Shareholder Report [Line Items]
Fund Name	Lazard Real Assets Portfolio
Class Name	R6 Shares
Trading Symbol	RALYX:
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/22/22
R6 Shares	6.36%	(0.07%)
MSCI World Index	20.19%	17.50%
Real Assets Blend Index	5.25%	(0.70%)

Performance Inception Date				Jul. 22, 2022
AssetsNet	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893	$ 24,607,893
Holdings Count | Holding	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$24,607,893
# of Portfolio Holdings	138
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Holdings [Text Block]

Top Sectors (% of Net Assets)

Real Estate	39.1%
Cash, Cash Equivalents and Repurchase Agreements	20.4%
Utilities	15.4%
Industrials	6.3%
Energy	6.2%
Exchange-Traded Funds	5.9%
Communication Services	1.3%
Materials	1.2%
Consumer Discretionary	0.3%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of Net Assets)

iShares Gold Trust	3.8%
iShares Silver Trust	2.0%
Prologis, Inc.	1.8%
Targa Resources Corp.	1.8%
SBA Communications Corp.	1.5%
Equinix, Inc.	1.5%
American Tower Corp.	1.4%
Crown Castle, Inc.	1.4%
AvalonBay Communities, Inc.	1.4%
Ventas, Inc.	1.3%